UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:     811-04087

Manning & Napier Fund, Inc.

(Exact name of registrant as specified in charter)

290 Woodcliff Drive, Fairport, NY 14450

(Address of principal executive offices) (Zip code)

B. Reuben Auspitz             290 Woodcliff Drive, Fairport, NY 14450

(Name and address of agent for service)

Registrant’s telephone number, including area code:     585-325-6880

    Date of fiscal year end:     October 31

Date of reporting period:  July 31, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1:  SCHEDULE OF INVESTMENTS

Investment Portfolio - July 31, 2014

(unaudited)

EQUITY SERIES	SHARES	VALUE

COMMON STOCKS - 94.3%
Consumer Discretionary - 19.3%
Diversified Consumer Services - 1.0%
Apollo Education Group, Inc.*	482,200	$13,467,846

Hotels, Restaurants & Leisure - 1.7%
Yum! Brands, Inc.	324,800	22,541,120

Household Durables - 1.3%
DR Horton, Inc.	312,640	6,471,648
Lennar Corp. - Class A	160,090	5,800,061
Toll Brothers, Inc.*	172,610	5,642,621

		17,914,330

Internet & Catalog Retail - 4.6%
Amazon.com, Inc.*	55,690	17,430,413
HomeAway, Inc.*	202,900	7,044,688
The Priceline Group, Inc.*	16,870	20,960,131
Shutterfly, Inc.*	348,210	17,173,717

		62,608,949

Media - 10.7%
AMC Networks, Inc. - Class A*	427,000	25,564,490
Nexstar Broadcasting Group, Inc. - Class A	157,880	7,355,629
Sinclair Broadcast Group, Inc. - Class A	449,440	14,521,406
Starz - Class A*	405,760	11,568,218
Tribune Media Co. - Class A*	117,460	9,690,450
Tribune Publishing Co.*	29,365	617,546
Twenty-First Century Fox, Inc. - Class A	1,247,430	39,518,582
Viacom, Inc. - Class B	262,990	21,741,383
World Wrestling Entertainment, Inc. - Class A	1,142,690	14,260,771

		144,838,475

Total Consumer Discretionary		261,370,720

Consumer Staples - 6.4%
Beverages - 2.1%
The Coca-Cola Co.	697,790	27,416,169

Food Products - 2.5%
Ingredion, Inc.	242,330	17,842,758
Mead Johnson Nutrition Co.	178,640	16,334,842

		34,177,600

Household Products - 1.8%
Energizer Holdings, Inc.	214,260	24,588,478

Total Consumer Staples		86,182,247

Energy - 14.1%
Energy Equipment & Services - 6.6%
Baker Hughes, Inc.	542,850	37,331,795

1

Investment Portfolio - July 31, 2014

(unaudited)

EQUITY SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Energy (continued)
Energy Equipment & Services (continued)
Cameron International Corp.*	484,500	$34,355,895
Weatherford International plc - ADR*	766,870	17,154,882

		88,842,572

Oil, Gas & Consumable Fuels - 7.5%
Apache Corp.	317,660	32,610,976
EOG Resources, Inc.	60,310	6,600,326
Hess Corp.	277,550	27,471,899
Peabody Energy Corp.	1,434,870	21,766,978
Range Resources Corp.	178,340	13,480,721

		101,930,900

Total Energy		190,773,472

Financials - 4.9%
Banks - 0.7%
Popular, Inc.*	299,640	9,558,516

Diversified Financial Services - 1.0%
MSCI, Inc.*	276,830	12,526,557

Real Estate Investment Trusts (REITS) - 1.8%
BioMed Realty Trust, Inc.	121,190	2,605,585
Corporate Office Properties Trust	95,300	2,703,661
Digital Realty Trust, Inc.	44,160	2,843,462
DuPont Fabros Technology, Inc.	100,990	2,768,136
Weyerhaeuser Co.	430,910	13,496,101

		24,416,945

Real Estate Management & Development - 1.4%
Realogy Holdings Corp.*	521,900	19,185,044

Total Financials		65,687,062

Health Care - 13.2%
Health Care Equipment & Supplies - 5.8%
Alere, Inc.*	646,550	25,862,000
Becton, Dickinson and Co.	215,120	25,005,549
Intuitive Surgical, Inc.*	26,880	12,298,944
Volcano Corp.*	959,870	15,847,454

		79,013,947

Health Care Providers & Services - 3.4%
Catamaran Corp.*	297,620	13,538,734
DaVita HealthCare Partners, Inc.*	271,480	19,123,051
Express Scripts Holding Co.*	187,310	13,046,141

		45,707,926

2

Investment Portfolio - July 31, 2014

(unaudited)

EQUITY SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Health Care (continued)
Health Care Technology - 3.0%
Cerner Corp.*	737,790	$40,726,008

Pharmaceuticals - 1.0%
Johnson & Johnson	128,250	12,836,543

Total Health Care		178,284,424

Industrials - 6.9%
Air Freight & Logistics - 1.1%
C.H. Robinson Worldwide, Inc.	216,260	14,588,900

Industrial Conglomerates - 1.4%
General Electric Co.	746,160	18,765,924

Machinery - 1.8%
Joy Global, Inc.	269,950	15,997,237
Xylem, Inc.	243,200	8,582,528

		24,579,765

Professional Services - 1.0%
Equifax, Inc.	180,850	13,760,877

Trading Companies & Distributors - 1.6%
Fastenal Co.	482,000	21,376,700

Total Industrials		93,072,166

Information Technology - 23.1%
Communications Equipment - 4.4%
F5 Networks, Inc.*	122,690	13,813,667
Juniper Networks, Inc.*	1,163,910	27,398,441
Qualcomm, Inc.	252,800	18,631,360

		59,843,468

Electronic Equipment, Instruments & Components - 1.0%
FLIR Systems, Inc.	406,750	13,536,640

Internet Software & Services - 5.7%
eBay, Inc.*	570,310	30,112,368
Facebook, Inc. - Class A*	208,570	15,152,611
Google, Inc. - Class A*	27,580	15,983,989
Google, Inc. - Class C*	27,580	15,764,728

		77,013,696

IT Services - 3.7%
EVERTEC, Inc.	862,950	19,295,562
MasterCard, Inc. - Class A	127,920	9,485,268
VeriFone Systems, Inc.*	362,830	12,158,433
Visa, Inc. - Class A	45,410	9,581,964

		50,521,227

3

Investment Portfolio - July 31, 2014

(unaudited)

EQUITY SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Information Technology (continued)
Software - 4.0%
ANSYS, Inc.*	178,800	$13,756,872
Electronic Arts, Inc.*	558,860	18,777,696
Fortinet, Inc.*	543,740	13,348,817
Nuance Communications, Inc.*	417,940	7,598,149

		53,481,534

Technology Hardware, Storage & Peripherals - 4.3%
Apple, Inc.	230,832	22,060,614
EMC Corp.	1,252,260	36,691,218

		58,751,832

Total Information Technology		313,148,397

Materials - 6.4%
Chemicals - 4.4%
Monsanto Co.	357,150	40,390,093
The Mosaic Co.	412,570	19,023,603

		59,413,696

Metals & Mining - 2.0%
Alcoa, Inc.	1,689,620	27,692,872

Total Materials		87,106,568

TOTAL COMMON STOCKS (Identified Cost $1,077,653,148)		1,275,625,056

SHORT-TERM INVESTMENT - 6.7%
Dreyfus Cash Management, Inc. - Institutional Shares[1] , 0.03% (Identified Cost $90,654,673)	90,654,673	90,654,673

TOTAL INVESTMENTS - 101.0% (Identified Cost $1,168,307,821)		1,366,279,729
LIABILITIES, LESS OTHER ASSETS - (1.0%)		(13,940,385)

NET ASSETS - 100%		$1,352,339,344

ADR - American Depositary Receipt

*Non-income producing security.

1Rate shown is the current yield as of July 31, 2014.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

4

Investment Portfolio - July 31, 2014

(unaudited)

Federal Tax Information:

On July 31, 2014, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$1,173,808,840
Unrealized appreciation	214,417,860
Unrealized depreciation	(21,946,971)

Net unrealized appreciation	$192,470,889

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of July 31, 2014 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Consumer Discretionary	$261,370,720	$261,370,720	$—	$—
Consumer Staples	86,182,247	86,182,247	—	—
Energy	190,773,472	190,773,472	—	—
Financials	65,687,062	65,687,062	—	—
Health Care	178,284,424	178,284,424	—	—
Industrials	93,072,166	93,072,166	—	—
Information Technology	313,148,397	313,148,397	—	—
Materials	87,106,568	87,106,568	—	—
Mutual fund	90,654,673	90,654,673	—	—

Total assets	$1,366,279,729	$1,366,279,729	$—	$—

There were no Level 2 or Level 3 securities held by the Series as of October 31, 2013 or July 31, 2014.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the nine months ended July 31, 2014.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

5

Investment Portfolio - July 31, 2014

(unaudited)

DIVIDEND FOCUS SERIES	SHARES	VALUE

COMMON STOCKS - 97.4%
Consumer Discretionary - 7.5%
Automobiles - 1.5%
Toyota Motor Corp. - ADR (Japan)	24,178	$2,852,762

Distributors - 0.3%
Genuine Parts Co.	6,667	552,161

Hotels, Restaurants & Leisure - 1.5%
McDonald’s Corp.	31,214	2,951,596

Leisure Products - 0.3%
Mattel, Inc.	15,353	543,880

Media - 1.0%
Thomson Reuters Corp.	29,872	1,129,460
WPP plc - ADR (United Kingdom)	7,171	713,443

		1,842,903

Multiline Retail - 0.4%
Kohl’s Corp.	7,523	402,781
Nordstrom, Inc.	6,896	477,410

		880,191

Specialty Retail - 2.5%
The Gap, Inc.	13,838	555,042
The Home Depot, Inc.	43,065	3,481,805
L Brands, Inc.	11,823	685,379

		4,722,226

Total Consumer Discretionary		14,345,719

Consumer Staples - 21.4%
Beverages - 6.4%
The Coca-Cola Co.	126,599	4,974,075
Coca-Cola Enterprises, Inc.	9,251	420,458
Coca-Cola FEMSA S.A.B. de C.V. - ADR (Mexico)	6,012	641,661
Diageo plc - ADR (United Kingdom)	15,080	1,812,918
Dr. Pepper Snapple Group, Inc.	7,486	439,877
PepsiCo, Inc.	45,267	3,988,023

		12,277,012

Food & Staples Retailing - 3.5%
Sysco Corp.	22,491	802,704
Wal-Mart Stores, Inc.	81,412	5,990,295

		6,792,999

Food Products - 3.9%
Archer-Daniels-Midland Co.	21,678	1,005,859
ConAgra Foods, Inc.	17,774	535,531
General Mills, Inc.	21,747	1,090,612

1

Investment Portfolio - July 31, 2014

(unaudited)

DIVIDEND FOCUS SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Consumer Staples (continued)
Food Products (continued)
The J.M. Smucker Co.	4,975	$495,709
Kellogg Co.	13,388	801,004
Kraft Foods Group, Inc.	14,941	800,614
Unilever plc - ADR (United Kingdom)	62,149	2,686,701

		7,416,030

Household Products - 4.7%
The Clorox Co.	4,752	412,806
Colgate-Palmolive Co.	26,075	1,653,155
Kimberly-Clark Corp.	12,413	1,289,338
The Procter & Gamble Co.	71,943	5,562,633

		8,917,932

Tobacco - 2.9%
Lorillard, Inc.	14,796	894,862
Philip Morris International, Inc.	45,593	3,739,082
Reynolds American, Inc.	17,011	950,064

		5,584,008

Total Consumer Staples		40,987,981

Energy - 12.4%
Energy Equipment & Services - 0.3%
Transocean Ltd.	11,846	477,868

Oil, Gas & Consumable Fuels - 12.1%
CNOOC Ltd. - ADR (China)	8,551	1,510,705
ConocoPhillips	38,840	3,204,300
Exxon Mobil Corp.	72,881	7,210,846
Marathon Oil Corp.	24,185	937,169
Occidental Petroleum Corp.	20,732	2,025,724
Royal Dutch Shell plc - ADR (Netherlands)	68,593	5,612,965
Statoil ASA - ADR (Norway)	79,932	2,273,266
Ultrapar Participacoes SA - ADR (Brazil)	18,537	424,312

		23,199,287

Total Energy		23,677,155

Financials - 0.5%
Insurance - 0.5%
Marsh & McLennan Companies, Inc.	20,069	1,018,903

Health Care - 19.1%
Health Care Equipment & Supplies - 0.7%
Baxter International, Inc.	17,327	1,294,154

Pharmaceuticals - 18.4%
AbbVie, Inc.	42,139	2,205,555

2

Investment Portfolio - July 31, 2014

(unaudited)

DIVIDEND FOCUS SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Health Care (continued)
Pharmaceuticals (continued)
Eli Lilly & Co.	33,172	$2,025,482
GlaxoSmithKline plc - ADR (United Kingdom)	71,920	3,478,770
Johnson & Johnson	68,248	6,830,942
Merck & Co., Inc.	87,138	4,944,210
Novartis AG - ADR (Switzerland)	64,448	5,603,109
Pfizer, Inc.	190,324	5,462,299
Sanofi - ADR (France)	66,802	3,491,741
Teva Pharmaceutical Industries Ltd. - ADR (Israel)	24,163	1,292,722

		35,334,830

Total Health Care		36,628,984

Industrials - 13.1%
Aerospace & Defense - 3.1%
The Boeing Co.	18,830	2,268,638
General Dynamics Corp.	11,123	1,298,833
Lockheed Martin Corp.	8,562	1,429,597
Raytheon Co.	10,688	970,150

		5,967,218

Air Freight & Logistics - 0.9%
United Parcel Service, Inc. - Class B	16,735	1,624,801

Commercial Services & Supplies - 0.4%
Waste Management, Inc.	18,080	811,611

Electrical Equipment - 2.0%
ABB Ltd. (Asea Brown Boveri) - ADR (Switzerland)	69,468	1,597,764
Eaton Corp. plc	12,101	821,900
Emerson Electric Co.	23,203	1,476,871

		3,896,535

Industrial Conglomerates - 3.9%
3M Co.	21,680	3,054,495
Koninklijke Philips Electronics N.V. - NY Shares (Netherlands)	35,164	1,083,051
Siemens AG - ADR (Germany)	26,643	3,290,810

		7,428,356

Machinery - 2.3%
Caterpillar, Inc.	15,820	1,593,865
Deere & Co.	11,662	992,553
Illinois Tool Works, Inc.	14,784	1,217,758
Stanley Black & Decker, Inc.	6,541	572,010

		4,376,186

3

Investment Portfolio - July 31, 2014

(unaudited)

DIVIDEND FOCUS SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Industrials (continued)
Road & Rail - 0.5%
CSX Corp.	32,811	$981,705

Total Industrials		25,086,412

Information Technology - 18.0%
Communications Equipment - 2.2%
Cisco Systems, Inc.	111,989	2,825,482
Telefonaktiebolaget LM Ericsson - ADR (Sweden)	113,380	1,409,313

		4,234,795

IT Services - 2.1%
Accenture plc - Class A	19,721	1,563,481
Automatic Data Processing, Inc.	16,740	1,361,129
Paychex, Inc.	11,752	481,950
Xerox Corp.	40,232	533,476

		3,940,036

Semiconductors & Semiconductor Equipment - 3.5%
Intel Corp.	141,722	4,802,959
KLA-Tencor Corp.	6,135	438,591
Texas Instruments, Inc.	31,452	1,454,655

		6,696,205

Software - 4.8%
CA, Inc.	15,293	441,662
Microsoft Corp.	191,578	8,268,506
Symantec Corp.	23,597	558,305

		9,268,473

Technology Hardware, Storage & Peripherals - 5.4%
Apple, Inc.	88,039	8,413,887
Canon, Inc. - ADR (Japan)	42,897	1,406,593
Seagate Technology plc	9,996	585,766

		10,406,246

Total Information Technology		34,545,755

Materials - 2.0%
Chemicals - 1.3%
The Dow Chemical Co.	25,410	1,297,689
LyondellBasell Industries N.V. - Class A - ADR	12,026	1,277,764

		2,575,453

Metals & Mining - 0.3%
Teck Resources Ltd. - Class B (Canada)	23,279	557,765

4

Investment Portfolio - July 31, 2014

(unaudited)

DIVIDEND FOCUS SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Materials (continued)
Paper & Forest Products - 0.4%
International Paper Co.	16,193	$769,168

Total Materials		3,902,386

Telecommunication Services - 3.4%
Diversified Telecommunication Services - 2.0%
Telekomunikasi Indonesia Persero Tbk PT - ADR (Indonesia)	17,447	783,545
Verizon Communications, Inc.	57,620	2,905,200

		3,688,745

Wireless Telecommunication Services - 1.4%
NTT DOCOMO, Inc. - ADR (Japan)	117,425	2,058,460
SK Telecom Co. Ltd. - ADR (South Korea)	23,143	655,178

		2,713,638

Total Telecommunication Services		6,402,383

TOTAL COMMON STOCKS (Identified Cost $151,497,410)		186,595,678

SHORT-TERM INVESTMENT - 2.4%
Dreyfus Cash Management, Inc. - Institutional Shares[1], 0.03% (Identified Cost $4,676,149)	4,676,149	4,676,149

TOTAL INVESTMENTS - 99.8% (Identified Cost $156,173,559)		191,271,827
OTHER ASSETS, LESS LIABILITIES - 0.2%		305,888

NET ASSETS - 100%		$191,577,715

ADR - American Depositary Receipt

1Rate shown is the current yield as of July 31, 2014.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Federal Tax Information:

On July 31, 2014, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$156,233,773
Unrealized appreciation	35,682,920
Unrealized depreciation	(644,866)

Net unrealized appreciation	$35,038,054

5

Investment Portfolio - July 31, 2014

(unaudited)

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of July 31, 2014 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Consumer Discretionary	$14,345,719	$14,345,719	$—	$—
Consumer Staples	40,987,981	40,987,981	—	—
Energy	23,677,155	23,677,155	—	—
Financials	1,018,903	1,018,903	—	—
Health Care	36,628,984	36,628,984	—	—
Industrials	25,086,412	25,086,412	—	—
Information Technology	34,545,755	34,545,755	—	—
Materials	3,902,386	3,902,386	—	—
Telecommunication Services	6,402,383	6,402,383	—	—
Mutual fund	4,676,149	4,676,149	—	—

Total assets	$191,271,827	$191,271,827	$—	$—

There were no Level 2 or Level 3 securities held by the Series as of October 31, 2013 or July 31, 2014.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the nine months ended July 31, 2014.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

6

Investment Portfolio - July 31, 2014

(unaudited)

TAX MANAGED SERIES	SHARES	VALUE

COMMON STOCKS - 92.2%
Consumer Discretionary - 14.0%
Hotels, Restaurants & Leisure - 1.5%
Yum! Brands, Inc.	7,240	$502,456

Household Durables - 1.2%
DR Horton, Inc.	7,410	153,387
Lennar Corp. - Class A	3,790	137,312
Toll Brothers, Inc.*	3,300	107,877

		398,576

Internet & Catalog Retail - 2.9%
Amazon.com, Inc.*	1,400	438,186
The Priceline Group, Inc.*	280	347,886
Shutterfly, Inc.*	4,730	233,284

		1,019,356

Media - 8.0%
AMC Networks, Inc. - Class A*	9,150	547,811
Liberty Global plc - Class A - ADR (United Kingdom)*	4,450	185,120
Liberty Global plc - Class C - ADR (United Kingdom)*	4,450	177,955
Nexstar Broadcasting Group, Inc. - Class A	1,860	86,657
Sinclair Broadcast Group, Inc. - Class A	4,810	155,411
Starz - Class A*	8,440	240,624
Tribune Media Co. - Class A*	2,320	191,400
Tribune Publishing Co.*	580	12,197
Twenty-First Century Fox, Inc. - Class A	26,810	849,341
Viacom, Inc. - Class B	4,130	341,427

		2,787,943

Textiles, Apparel & Luxury Goods - 0.4%
Lululemon Athletica, Inc.*	4,000	153,880

Total Consumer Discretionary		4,862,211

Consumer Staples - 14.8%
Beverages - 6.3%
AMBEV S.A. - ADR (Brazil)	74,250	511,583
Anheuser-Busch InBev N.V. (Belgium)[1]	5,550	599,025
The Coca-Cola Co.	14,990	588,957
SABMiller plc (United Kingdom)[1]	9,000	490,066

		2,189,631

Food & Staples Retailing - 0.6%
Tesco plc (United Kingdom)[1]	51,220	222,230

Food Products - 5.8%
Danone S.A. (France)[1]	3,930	283,866
Ingredion, Inc.	5,120	376,986
Mead Johnson Nutrition Co.	3,000	274,320

1

Investment Portfolio - July 31, 2014

(unaudited)

TAX MANAGED SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Consumer Staples (continued)
Food Products (continued)
Nestle S.A. (Switzerland)[1]	4,880	$361,315
Unilever plc - ADR (United Kingdom)	16,550	715,457

		2,011,944

Household Products - 1.0%
Energizer Holdings, Inc.	2,970	340,837

Tobacco - 1.1%
Imperial Tobacco Group plc (United Kingdom)[1]	9,440	408,696

Total Consumer Staples		5,173,338

Energy - 13.2%
Energy Equipment & Services - 7.1%
Baker Hughes, Inc.	8,730	600,362
Cameron International Corp.*	11,350	804,828
Schlumberger Ltd.	6,090	660,095
Weatherford International plc - ADR*	17,650	394,831

		2,460,116

Oil, Gas & Consumable Fuels - 6.1%
Apache Corp.	6,130	629,306
Encana Corp. (Canada)	7,200	155,160
EOG Resources, Inc.	1,330	145,555
Hess Corp.	6,940	686,921
Peabody Energy Corp.	19,490	295,663
Range Resources Corp.	2,880	217,699

		2,130,304

Total Energy		4,590,420

Financials - 3.1%
Banks - 0.6%
Popular, Inc.*	6,310	201,289

Diversified Financial Services - 1.0%
MSCI, Inc.*	7,570	342,543

Real Estate Investment Trusts (REITS) - 0.9%
Digital Realty Trust, Inc.	330	21,249
Weyerhaeuser Co.	9,700	303,804

		325,053

Real Estate Management & Development - 0.6%
Realogy Holdings Corp.*	6,190	227,544

Total Financials		1,096,429

2

Investment Portfolio - July 31, 2014

(unaudited)

TAX MANAGED SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Health Care - 12.2%
Health Care Equipment & Supplies - 4.4%
Alere, Inc.*	12,060	$482,400
Becton, Dickinson and Co.	3,000	348,720
Intuitive Surgical, Inc.*	550	251,653
Teleflex, Inc.	2,190	235,951
Volcano Corp.*	13,590	224,371

		1,543,095

Health Care Providers & Services - 2.6%
DaVita HealthCare Partners, Inc.*	3,250	228,930
Express Scripts Holding Co.*	4,160	289,744
Fresenius Medical Care AG & Co. KGaA (Germany)[1]	2,830	196,169
HCA Holdings, Inc.*	2,590	169,153

		883,996

Health Care Technology - 2.5%
Cerner Corp.*	15,890	877,128

Life Sciences Tools & Services - 1.1%
QIAGEN N.V. - ADR*	15,000	366,450

Pharmaceuticals - 1.6%
Johnson & Johnson	2,750	275,247
Sanofi - ADR (France)	5,490	286,962

		562,209

Total Health Care		4,232,878

Industrials - 5.4%
Air Freight & Logistics - 0.9%
C.H. Robinson Worldwide, Inc.	4,580	308,967

Industrial Conglomerates - 1.2%
General Electric Co.	16,880	424,532

Machinery - 1.5%
Joy Global, Inc.	5,830	345,486
Xylem, Inc.	4,900	172,921

		518,407

Professional Services - 0.9%
Equifax, Inc.	4,170	317,295

Trading Companies & Distributors - 0.9%
Fastenal Co.	7,320	324,642

Total Industrials		1,893,843

Information Technology - 20.5%
Communications Equipment - 4.0%
F5 Networks, Inc.*	2,610	293,860

3

Investment Portfolio - July 31, 2014

(unaudited)

TAX MANAGED SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Information Technology (continued)
Communications Equipment (continued)
Juniper Networks, Inc.*	13,430	$316,142
Palo Alto Networks, Inc.*	5,230	422,898
Qualcomm, Inc.	5,190	382,503

		1,415,403

Electronic Equipment, Instruments & Components - 0.4%
FLIR Systems, Inc.	3,810	126,797

Internet Software & Services - 4.6%
eBay, Inc.*	11,740	619,872
Facebook, Inc. - Class A*	4,490	326,199
Google, Inc. - Class A*	340	197,047
Google, Inc. - Class C*	340	194,344
LinkedIn Corp. - Class A*	1,410	254,702

		1,592,164

IT Services - 2.5%
Amdocs Ltd. - ADR	1,920	87,053
MasterCard, Inc. - Class A	2,900	215,035
VeriFone Systems, Inc.*	10,820	362,578
Visa, Inc. - Class A	990	208,900

		873,566

Software - 3.4%
ANSYS, Inc.*	3,830	294,680
Electronic Arts, Inc.*	7,970	267,792
Fortinet, Inc.*	20,060	492,473
Nuance Communications, Inc.*	8,020	145,804

		1,200,749

Technology Hardware, Storage & Peripherals - 5.6%
Apple, Inc.	8,680	829,548
EMC Corp.	38,230	1,120,139

		1,949,687

Total Information Technology		7,158,366

Materials - 9.0%
Chemicals - 5.3%
Monsanto Co.	7,590	858,353
The Mosaic Co.	9,800	451,878
Potash Corp. of Saskatchewan, Inc. (Canada)	8,480	300,955
Tronox Ltd. - Class A	8,720	231,429

		1,842,615

4

Investment Portfolio - July 31, 2014

(unaudited)

TAX MANAGED SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Materials (continued)
Metals & Mining - 3.7%
Alcoa, Inc.	78,020	$1,278,748

Total Materials		3,121,363

TOTAL COMMON STOCKS (Identified Cost $24,515,726)		32,128,848

SHORT-TERM INVESTMENT - 8.2%
Dreyfus Cash Management, Inc. - Institutional Shares[2], 0.03% (Identified Cost $2,869,439)	2,869,439	2,869,439

TOTAL INVESTMENTS - 100.4% (Identified Cost $27,385,165)		34,998,287
LIABILITIES, LESS OTHER ASSETS - (0.4%)		(155,255)

NET ASSETS - 100%		$34,843,032

ADR - American Depositary Receipt

*Non-income producing security.

1A factor from a third party vendor was applied to determine the security’s fair value following the close of local trading.

2Rate shown is the current yield as of July 31, 2014.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Federal Tax Information:

On July 31, 2014, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$27,432,523
Unrealized appreciation	7,882,577
Unrealized depreciation	(316,813)

Net unrealized appreciation	$7,565,764

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

5

Investment Portfolio - July 31, 2014

(unaudited)

The following is a summary of the valuation levels used for major security types as of July 31, 2014 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Consumer Discretionary	$4,862,211	$4,862,211	$—	$—
Consumer Staples	5,173,338	2,808,140	2,365,198	—
Energy	4,590,420	4,590,420	—	—
Financials	1,096,429	1,096,429	—	—
Health Care	4,232,878	4,036,709	196,169	—
Industrials	1,893,843	1,893,843	—	—
Information Technology	7,158,366	7,158,366	—	—
Materials	3,121,363	3,121,363	—	—
Mutual fund	2,869,439	2,869,439	—	—

Total assets	$34,998,287	$32,436,920	$2,561,367	$—

Please see the Investment Portfolio for foreign securities where a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading. Such securities are included in Level 2 in the table above.

There were no Level 3 securities held by the Series as of October 31, 2013 or July 31, 2014.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the nine months ended July 31, 2014.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

6

Investment Portfolio - July 31, 2014

(unaudited)

OVERSEAS SERIES	SHARES	VALUE

COMMON STOCKS - 96.8%
Consumer Discretionary - 17.0%
Automobiles - 1.8%
Toyota Motor Corp. (Japan)[1]	875,200	$51,671,859

Diversified Consumer Services - 1.6%
Kroton Educacional S.A. (Brazil)	1,702,655	45,374,114

Hotels, Restaurants & Leisure - 2.0%
Accor S.A. (France)[1]	1,222,860	59,220,053

Internet & Catalog Retail - 0.6%
Ocado Group plc (United Kingdom)*[1]	3,123,638	17,667,568

Media - 6.3%
British Sky Broadcasting Group plc (United Kingdom)[1]	5,593,450	82,793,981
Grupo Televisa S.A.B. - ADR (Mexico)	493,387	17,559,643
Liberty Global plc - Class A - ADR (United Kingdom)*	699,880	29,115,008
Liberty Global plc - Class C - ADR (United Kingdom)*	543,500	21,734,565
ProSiebenSat.1 Media AG (Germany)[1]	328,870	13,788,984
Societe Television Francaise 1 (France)[1]	1,008,956	14,880,868

		179,873,049

Multiline Retail - 1.0%
Marks & Spencer Group plc (United Kingdom)[1]	3,861,930	27,954,690

Specialty Retail - 1.6%
Kingfisher plc (United Kingdom)[1]	9,001,939	45,467,821

Textiles, Apparel & Luxury Goods - 2.1%
Adidas AG (Germany)[1]	373,930	29,609,380
Lululemon Athletica, Inc. (United States)*	795,040	30,585,189

		60,194,569

Total Consumer Discretionary		487,423,723

Consumer Staples - 20.0%
Beverages - 7.2%
AMBEV S.A. - ADR (Brazil)	6,219,135	42,849,840
Anheuser-Busch InBev N.V. (Belgium)[1]	424,040	45,767,694
Carlsberg A/S - Class B (Denmark)[1]	300,400	28,741,818
Diageo plc (United Kingdom)[1]	1,017,900	30,570,007
Remy Cointreau S.A. (France)[1]	91,536	7,495,215
SABMiller plc (United Kingdom)[1]	953,360	51,912,159

		207,336,733

Food & Staples Retailing - 5.4%
Carrefour S.A. (France)[1]	1,949,605	67,328,990
Tesco plc (United Kingdom)[1]	20,242,500	87,826,867

		155,155,857

Food Products - 5.0%
Charoen Pokphand Foods PCL (Thailand)[1]	26,541,630	21,950,073

1

Investment Portfolio - July 31, 2014

(unaudited)

OVERSEAS SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Consumer Staples (continued)
Food Products (continued)
Danone S.A. (France)[1]	873,280	$63,077,542
Nestle S.A. (Switzerland)[1]	392,430	29,055,545
Unilever plc - ADR (United Kingdom)	679,120	29,358,358

		143,441,518

Personal Products - 0.8%
Beiersdorf AG (Germany)[1]	256,450	23,114,858

Tobacco - 1.6%
Imperial Tobacco Group plc (United Kingdom)[1]	722,110	31,263,101
Swedish Match AB (Sweden)[1]	443,040	14,521,374

		45,784,475

Total Consumer Staples		574,833,441

Energy - 15.7%
Energy Equipment & Services - 5.1%
CGG S.A. (France)*[1]	3,142,847	32,521,598
Petroleum Geo-Services ASA (Norway)[1]	1,749,890	14,863,677
Schlumberger Ltd. (United States)	637,090	69,054,185
Trican Well Service Ltd. (Canada)	2,059,100	29,724,615
Trican Well Service Ltd. - ADR (Canada)	39,040	569,984

		146,734,059

Oil, Gas & Consumable Fuels - 10.6%
Cameco Corp. (Canada)	2,967,620	59,827,219
Encana Corp. (Canada)	3,459,476	74,551,708
Koninklijke Vopak N.V. (Netherlands)[1]	349,810	16,192,657
Petroleo Brasileiro S.A. - ADR (Brazil)	2,814,197	47,334,794
Talisman Energy, Inc. (Canada)	8,175,200	85,549,624
Talisman Energy, Inc. - ADR (Canada)	100,910	1,054,509
Whitehaven Coal Ltd. (Australia)*[1]	12,062,736	18,815,215

		303,325,726

Total Energy		450,059,785

Financials - 4.5%
Banks - 1.6%
HSBC Holdings plc (United Kingdom)[1]	4,382,490	46,984,491

Capital Markets - 1.0%
CETIP S.A. - Mercados Organizados (Brazil)	2,028,190	28,606,977

Insurance - 1.9%
Admiral Group plc (United Kingdom)[1]	2,189,550	53,724,554

Total Financials		129,316,022

2

Investment Portfolio - July 31, 2014

(unaudited)

OVERSEAS SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Health Care - 10.2%
Health Care Equipment & Supplies - 2.0%
BioMerieux (France)[1]	149,210	$15,526,391
Shandong Weigao Group Medical Polymer Co. Ltd. - Class H (China)[1]	40,428,000	41,468,720

		56,995,111

Health Care Providers & Services - 3.5%
Fresenius Medical Care AG & Co. KGaA (Germany)[1]	753,380	52,222,577
Life Healthcare Group Holdings Ltd. (South Africa)[1]	9,988,820	40,989,750
Sonic Healthcare Ltd. (Australia)[1]	477,041	7,979,046

		101,191,373

Life Sciences Tools & Services - 1.4%
QIAGEN N.V. (United States)*[1]	1,557,504	38,034,494

Pharmaceuticals - 3.3%
Novo Nordisk A/S - Class B (Denmark)[1]	684,785	31,522,150
Otsuka Holdings Co. Ltd. (Japan)[1]	782,710	24,923,687
Sanofi (France)[1]	370,971	38,948,483

		95,394,320

Total Health Care		291,615,298

Industrials - 10.4%
Airlines - 2.2%
Latam Airlines Group S.A. - ADR (Chile)*	1,098,086	12,869,568
Ryanair Holdings plc - ADR (Ireland)*	942,062	49,919,865

		62,789,433

Commercial Services & Supplies - 0.8%
Aggreko plc (United Kingdom)[1]	804,283	23,291,003

Electrical Equipment - 1.5%
Nexans S.A. (France)[1]	474,372	21,605,361
Schneider Electric S.E. (France)[1]	255,039	21,616,166

		43,221,527

Machinery - 2.7%
Komatsu Ltd. (Japan)[1]	1,496,900	33,197,214
SKF AB - Class B (Sweden)[1]	1,494,067	35,218,398
Westport Innovations, Inc. - ADR (Canada)*	504,800	8,702,752

		77,118,364

Marine - 0.1%
Pacific Basin Shipping Ltd. (Hong Kong)[1]	4,818,999	2,902,791

Professional Services - 1.6%
SGS S.A. (Switzerland)[1]	20,950	45,638,412

3

Investment Portfolio - July 31, 2014

(unaudited)

OVERSEAS SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Industrials (continued)
Trading Companies & Distributors - 1.5%
Brenntag AG (Germany)[1]	270,390	$43,410,844

Total Industrials		298,372,374

Information Technology - 4.6%
Internet Software & Services - 3.4%
Mail.ru Group Ltd. - GDR (Russia)*[1]	263,240	7,852,994
Qihoo 360 Technology Co. Ltd. - ADR (China)*	237,370	21,636,276
Tencent Holdings Ltd. (China)[1]	2,635,700	42,803,135
Yandex N.V. - Class A - ADR (Russia)*	862,530	26,117,408

		98,409,813

IT Services - 1.2%
Amdocs Ltd. - ADR (United States)	768,505	34,844,017

Total Information Technology		133,253,830

Materials - 12.5%
Chemicals - 4.3%
Akzo Nobel N.V. (Netherlands)[1]	202,370	14,575,375
Potash Corp. of Saskatchewan, Inc. (Canada)	888,814	31,544,009
Sociedad Quimica y Minera de Chile S.A. - ADR (Chile)	611,680	16,961,886
Syngenta AG (Switzerland)[1]	80,852	28,642,170
Umicore S.A. (Belgium)[1]	647,450	31,290,348

		123,013,788

Construction Materials - 2.0%
CRH plc (Ireland)[1]	1,268,563	29,523,049
Holcim Ltd. (Switzerland)[1]	339,810	27,190,410

		56,713,459

Metals & Mining - 6.2%
Alumina Ltd. (Australia)*[1]	21,842,280	32,112,404
Iluka Resources Ltd. (Australia)[1]	2,037,940	16,510,788
Norsk Hydro ASA (Norway)[1]	9,679,771	57,387,258
Teck Resources Ltd. - Class B (Canada)	2,161,670	51,793,613
ThyssenKrupp AG (Germany)[1]	794,910	22,391,777

		180,195,840

Total Materials		359,923,087

Telecommunication Services - 1.9%
Wireless Telecommunication Services - 1.9%
America Movil S.A.B. de C.V. - Class L - ADR (Mexico)	2,379,820	56,092,357

TOTAL COMMON STOCKS (Identified Cost $2,602,426,500)		2,780,889,917

4

Investment Portfolio - July 31, 2014

(unaudited)

OVERSEAS SERIES	SHARES	VALUE

SHORT-TERM INVESTMENT - 4.0%
Dreyfus Cash Management, Inc. - Institutional Shares[2], 0.03% (Identified Cost $ 113,208,208)	113,208,208	$113,208,208

TOTAL INVESTMENTS - 100.8% (Identified Cost $ 2,715,634,708)		2,894,098,125
LIABILITIES, LESS OTHER ASSETS - (0.8%)		(22,030,604)

NET ASSETS - 100%		$2,872,067,521

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

*Non-income producing security.

1A factor from a third party vendor was applied to determine the security’s fair value following the close of local trading.

2Rate shown is the current yield as of July 31, 2014.

The Series’ portfolio holds, as a percentage of net assets, greater than 10% in the following countries:

United Kingdom - 20.2%; Canada - 12.0%; France - 11.9%.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Federal Tax Information:

On July 31, 2014, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$2,716,300,390
Unrealized appreciation	335,095,447
Unrealized depreciation	(157,297,712)

Net unrealized appreciation	$177,797,735

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

5

Investment Portfolio - July 31, 2014

(unaudited)

The following is a summary of the valuation levels used for major security types as of July 31, 2014 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Consumer Discretionary	$487,423,723	$144,368,519	$343,055,204	$—
Consumer Staples	574,833,441	72,208,198	502,625,243	—
Energy	450,059,785	367,666,638	82,393,147	—
Financials	129,316,022	28,606,977	100,709,045	—
Health Care	291,615,298	—	291,615,298	—
Industrials	298,372,374	71,492,185	226,880,189	—
Information Technology	133,253,830	82,597,701	50,656,129	—
Materials	359,923,087	100,299,508	259,623,579	—
Telecommunication Services	56,092,357	56,092,357	—	—
Mutual fund	113,208,208	113,208,208	—	—

Total assets	$2,894,098,125	$1,036,540,291	$1,857,557,834	$—

Please see the Investment Portfolio for foreign securities where a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading. Such securities are included in Level 2 in the table above.

There were no Level 3 securities held by the Series as of October 31, 2013 or July 31, 2014.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the nine months ended July 31, 2014.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

6

Investment Portfolio - July 31, 2014

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	SHARES	VALUE

COMMON STOCKS - 33.1%
Consumer Discretionary - 6.0%
Auto Components - 0.0%##
Mando Corp. (South Korea)[1]	2,240	$272,904

Automobiles - 0.1%
Hyundai Motor Co. (South Korea)[1]	1,520	359,828
Toyota Motor Corp. - ADR (Japan)	14,310	1,688,437

		2,048,265

Diversified Consumer Services - 0.2%
Apollo Education Group, Inc.*	124,520	3,477,843
Kroton Educacional S.A. (Brazil)	20,521	546,863

		4,024,706

Hotels, Restaurants & Leisure - 0.5%
Accor S.A. (France)[1]	9,220	446,502
Arcos Dorados Holdings, Inc., - Class A (Argentina)	16,800	172,368
Hyatt Hotels Corp. - Class A*	8,240	484,759
McDonald’s Corp.	36,120	3,415,507
Whistler Blackcomb Holdings, Inc. (Canada)	33,650	535,758
Yum! Brands, Inc.	46,930	3,256,942

		8,311,836

Household Durables - 0.4%
DR Horton, Inc.	97,603	2,020,382
Lennar Corp. - Class A	61,880	2,241,912
LG Electronics, Inc. (South Korea)[1]	2,240	165,945
Toll Brothers, Inc.*	67,260	2,198,729
TRI Pointe Homes, Inc.*	16,590	224,131
WCI Communities, Inc.*	5,960	102,452

		6,953,551

Internet & Catalog Retail - 0.7%
Amazon.com, Inc.*	15,800	4,945,242
The Priceline Group, Inc.*	4,630	5,752,544

		10,697,786

Leisure Products - 0.1%
Mattel, Inc.	30,710	1,087,902

Media - 3.5%
AMC Networks, Inc. - Class A*	147,800	8,848,786
CBS Outdoor Americas, Inc.	31,360	1,043,974
Gannett Co., Inc.	28,240	924,013
Global Mediacom Tbk PT (Indonesia)[1]	1,443,950	237,274
Lamar Advertising Co. - Class A	20,390	1,022,559
Liberty Global plc - Class A - ADR (United Kingdom)*	69,570	2,894,112
Liberty Global plc - Class C - ADR (United Kingdom)*	70,210	2,807,698
Nexstar Broadcasting Group, Inc. - Class A	53,850	2,508,872

	SHARES	VALUE

COMMON STOCKS (continued)
Consumer Discretionary (continued)
Media (continued)
Sinclair Broadcast Group, Inc. - Class A	179,940	$5,813,861
Starz - Class A*	173,240	4,939,072
Tribune Media Co. - Class A*	32,770	2,703,525
Tribune Publishing Co.*	8,193	172,288
Twenty-First Century Fox, Inc. - Class A	470,620	14,909,242
Viacom, Inc. - Class B	99,850	8,254,600

		57,079,876

Specialty Retail - 0.2%
Belle International Holdings Ltd. (Hong Kong)[1]	226,890	281,034
China ZhengTong Auto Services Holdings Ltd. (China)[1]	417,000	230,782
Groupe Fnac S.A. (France)*[1]	69	3,070
The Home Depot, Inc.	25,760	2,082,696
SA SA International Holdings Ltd. (Hong Kong)[1]	169,510	134,724
Staples, Inc.	114,230	1,323,926

		4,056,232

Textiles, Apparel & Luxury Goods - 0.3%
Lululemon Athletica, Inc.*	117,120	4,505,606

Total Consumer Discretionary		99,038,664

Consumer Staples - 3.8%
Beverages - 1.3%
AMBEV S.A. - ADR (Brazil)	485,840	3,347,438
Anheuser-Busch InBev N.V. (Belgium)[1]	67,740	7,311,347
Cia Cervecerias Unidas S.A. - ADR (Chile)	11,790	265,982
The Coca-Cola Co.	81,060	3,184,847
Dr. Pepper Snapple Group, Inc.	14,430	847,907
Molson Coors Brewing Co. - Class B	23,690	1,599,786
PepsiCo, Inc.	47,260	4,163,606
SABMiller plc (United Kingdom)[1]	1,420	77,322

		20,798,235

Food & Staples Retailing - 0.5%
Raia Drogasil S.A. (Brazil)	21,400	178,369
Tesco plc (United Kingdom)[1]	800,850	3,474,677
Wal-Mart Stores, Inc.	69,700	5,128,526

		8,781,572

Food Products - 1.0%
Charoen Pokphand Foods PCL (Thailand)[1]	323,510	267,545
ConAgra Foods, Inc.	54,950	1,655,644
Ingredion, Inc.	3,560	262,123
M Dias Branco S.A. (Brazil)	4,860	199,477

1

Investment Portfolio - July 31, 2014

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Consumer Staples (continued)
Food Products (continued)
Nestle S.A. (Switzerland)[1]	88,530	$6,554,767
Tiger Brands, Ltd. (South Africa)[1]	8,560	246,104
Unilever plc - ADR (United Kingdom)	172,270	7,447,232

		16,632,892

Household Products - 0.3%
Energizer Holdings, Inc.	19,020	2,182,735
The Procter & Gamble Co.	42,690	3,300,791

		5,483,526

Personal Products - 0.0%##
Natura Cosmeticos S.A. (Brazil)	13,540	211,687

Tobacco - 0.7%
Imperial Tobacco Group plc (United Kingdom)[1]	122,230	5,291,838
Philip Morris International, Inc.	70,730	5,800,567

		11,092,405

Total Consumer Staples		63,000,317

Energy - 4.8%
Energy Equipment & Services - 2.0%
Anton Oilfield Services Group (China)[1]	96,000	53,931
Baker Hughes, Inc.	120,620	8,295,037
Cameron International Corp.*	121,800	8,636,838
Core Laboratories N.V. - ADR	420	61,501
Eurasia Drilling Co. Ltd. - GDR (Russia)[1]	3,670	111,348
Oceaneering International, Inc.	1,180	80,134
Schlumberger Ltd.	75,470	8,180,193
SPT Energy Group, Inc. (China)[1]	145,000	76,724
Weatherford International plc - ADR*	352,530	7,886,096

		33,381,802

Oil, Gas & Consumable Fuels - 2.8%
Apache Corp.	23,520	2,414,563
Chevron Corp.	18,140	2,344,414
Cloud Peak Energy, Inc.*	5,560	86,069
ConocoPhillips	52,170	4,304,025
Encana Corp. (Canada)	3,570	76,933
EOG Resources, Inc.	17,520	1,917,389
Exxon Mobil Corp.	39,360	3,894,278
Hess Corp.	150,150	14,861,847
Koninklijke Vopak N.V. (Netherlands)[1]	2,680	124,057
Pacific Rubiales Energy Corp. (Colombia)	22,090	422,412
Peabody Energy Corp.	448,350	6,801,470
Petroleo Brasileiro S.A. - ADR (Brazil)	16,250	273,325
Range Resources Corp.	16,760	1,266,888

	SHARES	VALUE

COMMON STOCKS (continued)
Energy (continued)
Oil, Gas & Consumable Fuels (continued)
Royal Dutch Shell plc - ADR (Netherlands)	39,560	$3,237,195
Statoil ASA - ADR (Norway)	44,720	1,271,837
Talisman Energy, Inc. (Canada)	15,110	158,119
Total S.A. (France)[1]	23,470	1,513,687

		44,968,508

Total Energy		78,350,310

Financials - 4.1%
Banks - 1.2%
Citigroup, Inc.	62,640	3,063,722
Hong Leong Financial Group Berhad (Malaysia)[1]	46,530	253,535
HSBC Holdings plc (United Kingdom)[1]	743,700	7,973,176
ICICI Bank Ltd. - ADR (India)	3,500	175,070
JPMorgan Chase & Co.	17,710	1,021,336
Popular, Inc.*	100,470	3,204,993
Shinhan Financial Group Co. Ltd. (South Korea)[1]	10,860	536,351
U.S. Bancorp.	39,400	1,655,982
Wells Fargo & Co.	32,350	1,646,615

		19,530,780

Capital Markets - 0.3%
American Capital Ltd.*	29,900	453,284
Apollo Investment Corp.	53,040	450,310
Ares Capital Corp.	26,610	444,653
BlackRock Kelso Capital Corp.	50,990	446,672
Hercules Technology Growth Capital, Inc.	29,210	479,628
MCG Capital Corp.	129,820	515,385
OSK Holdings Berhad (Malaysia)[1]	55,130	37,347
PennantPark Investment Corp.	40,680	452,768
TCP Capital Corp.	25,880	442,548
Triangle Capital Corp.	17,180	456,301

		4,178,896

Diversified Financial Services - 0.0%##
Berkshire Hathaway, Inc. - Class B*	620	77,766
JSE Ltd. (South Africa)[1]	40,430	374,401

		452,167

Insurance - 0.3%
Admiral Group plc (United Kingdom)[1]	131,840	3,234,932
Brasil Insurance Participacoes e Administracao S.A. (Brazil)	42,220	177,719
Principal Financial Group, Inc.	24,530	1,218,650

		4,631,301

2

Investment Portfolio - July 31, 2014

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Financials (continued)
Real Estate Investment Trusts (REITS) - 2.1%
Agree Realty Corp.	15,160	$443,885
Alexandria Real Estate Equities, Inc.	6,340	498,324
American Campus Communities, Inc.	16,780	653,077
AmREIT, Inc.	12,770	295,498
Apartment Investment & Management Co. - Class A	12,440	425,199
Associated Estates Realty Corp.	22,550	398,458
AvalonBay Communities, Inc.	2,490	368,719
BioMed Realty Trust, Inc.	69,000	1,483,500
Boston Properties, Inc.	2,390	285,485
Camden Property Trust	4,920	356,011
CatchMark Timber Trust, Inc. - Class A	10,460	125,520
CBL & Associates Properties, Inc.	46,990	878,713
Chesapeake Lodging Trust	15,870	471,022
CoreSite Realty Corp.	11,330	370,038
Corporate Office Properties Trust	44,390	1,259,344
Crown Castle International Corp.	3,100	229,958
CubeSmart	13,210	240,554
DDR Corp.	21,250	372,725
Digital Realty Trust, Inc.	25,530	1,643,877
DuPont Fabros Technology, Inc.	47,280	1,295,945
Education Realty Trust, Inc.	34,270	361,891
Equity Lifestyle Properties, Inc.	7,660	339,261
Equity Residential	5,960	385,314
Essex Property Trust, Inc.	2,090	396,201
Extra Space Storage, Inc.	4,140	214,162
Fibra Shop Portafolios Inmobiliarios SAPI de CV (Mexico)	135,400	194,599
General Growth Properties, Inc.	25,840	603,881
Glimcher Realty Trust	35,420	380,411
HCP, Inc.	14,610	606,753
Health Care REIT, Inc.	7,270	462,590
Healthcare Trust of America, Inc.	22,120	263,449
Home Properties, Inc.	4,130	271,713
Host Hotels & Resorts, Inc.	22,000	478,280
Kimco Realty Corp.	30,860	690,647
Kite Realty Group Trust	47,630	290,543
Lexington Realty Trust	22,670	248,010
Mack-Cali Realty Corp.	34,890	736,179
Mid-America Apartment Communities, Inc.	9,160	640,467
Pebblebrook Hotel Trust	13,490	491,036
Pennsylvania Real Estate Investment Trust	6,610	127,110
Physicians Realty Trust	56,310	792,845
Plum Creek Timber Co., Inc.	7,140	295,382
Potlatch Corp.	1,970	81,361
Public Storage	2,720	466,779

	SHARES	VALUE

COMMON STOCKS (continued)
Financials (continued)
Real Estate Investment Trusts (REITS) (continued)
Rayonier, Inc.	1,730	$58,924
Saul Centers, Inc.	2,580	122,989
Scentre Group (Australia)*[1]	242,913	767,513
Simon Property Group, Inc.	8,050	1,353,930
Sovran Self Storage, Inc.	6,380	489,474
Spirit Realty Capital, Inc.	19,840	229,549
UDR, Inc.	13,400	389,672
Ventas, Inc.	7,030	446,405
Washington Prime Group, Inc.*	20,465	386,584
Westfield Corp. (Australia)[1]	160,380	1,114,826
Weyerhaeuser Co.	254,090	7,958,099

		35,232,681

Real Estate Management & Development - 0.2%
BR Malls Participacoes S.A. (Brazil)	15,400	133,789
Forest City Enterprises, Inc. - Class A*	18,200	348,894
Forestar Group, Inc.*	6,730	125,851
General Shopping Brasil S.A. (Brazil)*	85,740	328,788
Realogy Holdings Corp.*	87,010	3,198,488

		4,135,810

Total Financials		68,161,635

Health Care - 3.9%
Biotechnology - 0.0%##
Green Cross Corp. (South Korea)[1]	4,640	548,872

Health Care Equipment & Supplies - 0.3%
Becton, Dickinson and Co.	40,490	4,706,557
Neogen Corp.*	3,720	162,415
Shandong Weigao Group Medical Polymer Co. Ltd. - Class H (China)[1]	571,800	586,520

		5,455,492

Health Care Providers & Services - 0.6%
Catamaran Corp.*	104,490	4,753,250
Express Scripts Holding Co.*	66,490	4,631,029
KPJ Healthcare Berhad (Malaysia)[1]	113,440	125,159
Life Healthcare Group Holdings Ltd. (South Africa)[1]	91,730	376,420

		9,885,858

Health Care Technology - 0.9%
Cerner Corp.*	258,860	14,289,072

Pharmaceuticals - 2.1%
AbbVie, Inc.	22,570	1,181,314
Eli Lilly & Co.	21,790	1,330,497
GlaxoSmithKline plc - ADR (United Kingdom)	46,360	2,242,433
Johnson & Johnson	118,370	11,847,653
Merck & Co., Inc.	46,240	2,623,658

3

Investment Portfolio - July 31, 2014

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Health Care (continued)
Pharmaceuticals (continued)
Novartis AG - ADR (Switzerland)	36,950	$3,212,433
Pfizer, Inc.	117,980	3,386,026
Sanofi (France)[1]	17,840	1,873,033
Sanofi - ADR (France)	122,680	6,412,484

		34,109,531

Total Health Care		64,288,825

Industrials - 2.0%
Aerospace & Defense - 0.1%
The Boeing Co.	9,490	1,143,355

Air Freight & Logistics - 0.3%
C.H. Robinson Worldwide, Inc.	72,510	4,891,524

Airlines - 0.0%##
Gol Linhas Aereas Inteligentes S.A. - ADR (Brazil)	56,710	343,663
Latam Airlines Group S.A. - ADR (Chile)*	23,445	274,775

		618,438

Commercial Services & Supplies - 0.1%
MiX Telematics Ltd. - ADR (South Africa)*	12,650	127,006
Waste Management, Inc.	36,560	1,641,178

		1,768,184

Electrical Equipment - 0.0%##
Polypore International, Inc.*	2,240	96,544

Industrial Conglomerates - 0.6%
3M Co.	11,810	1,663,911
General Electric Co.	291,790	7,338,519
Siemens AG - ADR (Germany)	13,050	1,611,871

		10,614,301

Machinery - 0.4%
AGCO Corp.	2,520	122,749
Caterpillar, Inc.	7,080	713,310
Deere & Co.	950	80,855
Donaldson Co., Inc.	19,180	743,992
FANUC Corp. (Japan)[1]	960	165,917
Joy Global, Inc.	60,380	3,578,119
Kennametal, Inc.	1,300	54,964
KUKA AG (Germany)[1]	2,180	120,892
Pall Corp.	2,350	182,055
Pentair plc (United Kingdom)	2,690	172,348
Sany Heavy Equipment International Holdings Co. Ltd. (China)[1]	521,950	122,390
Westport Innovations, Inc. - ADR (Canada)*	5,320	91,717

	SHARES	VALUE

COMMON STOCKS (continued)
Industrials (continued)
Machinery (continued)
Xylem, Inc.	5,350	$188,801

		6,338,109

Marine - 0.0%##
Sinotrans Shipping Ltd. (China)[1]	1,084,740	298,376

Professional Services - 0.3%
Equifax, Inc.	62,070	4,722,906
SGS S.A. (Switzerland)[1]	30	65,353

		4,788,259

Road & Rail - 0.2%
Kansas City Southern	1,170	127,600
Union Pacific Corp.	24,060	2,365,339

		2,492,939

Trading Companies & Distributors - 0.0%##
Brenntag AG (Germany)[1]	950	152,522
Fastenal Co.	3,640	161,434

		313,956

Total Industrials		33,363,985

Information Technology - 5.8%
Communications Equipment - 1.2%
Cisco Systems, Inc.	116,500	2,939,295
Juniper Networks, Inc.*	358,930	8,449,212
Qualcomm, Inc.	109,130	8,042,881

		19,431,388

Electronic Equipment, Instruments & Components - 0.0%##
Cognex Corp.*	1,950	79,911

Internet Software & Services - 0.9%
eBay, Inc.*	134,780	7,116,384
Google, Inc. - Class A*	6,090	3,529,460
Google, Inc. - Class C*	6,090	3,481,044
Mail.ru Group Ltd. - GDR (Russia)*[1]	3,900	116,345
Qihoo 360 Technology Co. Ltd. - ADR (China)*	3,340	304,441
Tencent Holdings Ltd. (China)[1]	17,000	276,076
Yandex N.V. - Class A - ADR (Russia)*	4,900	148,372
Youku Tudou, Inc. - ADR (China)*	8,130	154,795

		15,126,917

IT Services - 0.8%
InterXion Holding N.V. - ADR (Netherlands)*	4,500	122,400
MasterCard, Inc. - Class A	46,580	3,453,907
VeriFone Systems, Inc.*	129,950	4,354,625
Visa, Inc. - Class A	16,530	3,487,995

4

Investment Portfolio - July 31, 2014

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Information Technology (continued)
IT Services (continued)
Xerox Corp.	166,580	$2,208,851

		13,627,778

Semiconductors & Semiconductor Equipment - 0.2%
GCL-Poly Energy Holdings Ltd. (Hong Kong)[1]	246,840	79,688
Intel Corp.	88,610	3,002,993
REC Silicon ASA (Norway)*[1]	135,840	74,696
Samsung Electronics Co. Ltd. (South Korea)[1]	190	245,901

		3,403,278

Software - 0.7%
Aspen Technology, Inc.*	1,100	47,784
AVEVA Group plc (United Kingdom)[1]	2,750	92,791
Check Point Software Technologies Ltd. (Israel)*	590	40,043
Electronic Arts, Inc.*	190,960	6,416,256
FireEye, Inc.*	1,450	51,475
Fortinet, Inc.*	1,720	42,226
Imperva, Inc.*	1,900	42,123
Microsoft Corp.	118,770	5,126,113
Proofpoint, Inc.*	1,430	50,436
Totvs S.A. (Brazil)	11,000	188,703

		12,097,950

Technology Hardware, Storage & Peripherals - 2.0%
Apple, Inc.	155,070	14,820,040
EMC Corp.	600,530	17,595,529
Stratasys Ltd.*	640	64,346

		32,479,915

Total Information Technology		96,247,137

Materials - 2.3%
Chemicals - 1.5%
The Dow Chemical Co.	14,690	750,218
Monsanto Co.	122,530	13,856,918
The Mosaic Co.	154,610	7,129,067
Novozymes A/S - Class B (Denmark)[1]	1,700	84,064
Potash Corp. of Saskatchewan, Inc. (Canada)	25,080	890,089
Rayonier Advanced Materials, Inc.*	1	22
Sociedad Quimica y Minera de Chile S.A. - ADR (Chile)	12,710	352,448
Syngenta AG (Switzerland)[1]	380	134,617
Umicore S.A. (Belgium)[1]	4,020	194,281
Wacker Chemie AG (Germany)[1]	730	84,500
Yingde Gases Group Co. Ltd. (China)[1]	229,000	249,940

		23,726,164

	SHARES	VALUE

COMMON STOCKS (continued)
Materials (continued)
Containers & Packaging - 0.1%
Avery Dennison Corp.	32,990	$1,557,458

Metals & Mining - 0.6%
Alcoa, Inc.	576,480	9,448,507
Alumina Ltd. (Australia)*[1]	82,440	121,203
Impala Platinum Holdings Ltd. (South Africa)[1]	26,570	263,295
Norsk Hydro ASA (Norway)[1]	10,520	62,369
Stillwater Mining Co.*	8,600	153,940
Teck Resources Ltd. - Class B (Canada)	3,480	83,381

		10,132,695

Paper & Forest Products - 0.1%
International Paper Co.	41,490	1,970,775

Total Materials		37,387,092

Telecommunication Services - 0.2%
Diversified Telecommunication Services - 0.1%
Verizon Communications, Inc.	32,950	1,661,339

Wireless Telecommunication Services - 0.1%
America Movil S.A.B. de C.V. - Class L - ADR (Mexico)	19,910	469,279
China Mobile Ltd. (China)[1]	37,180	406,253
MTN Group Ltd. (South Africa)[1]	13,870	287,100

		1,162,632

Total Telecommunication Services		2,823,971

Utilities - 0.2%
Electric Utilities - 0.1%
Exelon Corp.	34,790	1,081,273
Northeast Utilities	18,370	806,443

		1,887,716

Multi-Utilities - 0.1%
CMS Energy Corp.	28,120	813,512

Total Utilities		2,701,228

TOTAL COMMON STOCKS (Identified Cost $478,497,930)		545,363,164

PREFERRED STOCKS - 0.1%
Financials - 0.1%
Banks - 0.1%
U.S. Bancorp., Series F (non-cumulative), 6.50%[3]	45,425	1,288,253

Insurance - 0.0%##
Principal Financial Group, Inc., Series A (non-cumulative), 5.563%[3]	3,200	327,040

5

Investment Portfolio - July 31, 2014

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	SHARES/ PRINCIPAL AMOUNT[2]	VALUE

PREFERRED STOCKS (continued)
Financials (continued)
Real Estate Investment Trusts (REITS) - 0.0%##
Public Storage, Series Q, 6.50%	18,560	$491,840

TOTAL PREFERRED STOCKS (Identified Cost $1,930,846)		2,107,133

CORPORATE BONDS - 29.3%
Convertible Corporate Bonds - 0.1%
Consumer Discretionary - 0.1%
Internet & Catalog Retail - 0.1%
The Priceline Group, Inc., 0.35%, 6/15/2020	1,265,000	1,518,000

Financials - 0.0%##
Real Estate Investment Trusts (REITS) - 0.0%##
BioMed Realty LP4, 3.75%, 1/15/2030	410,000	516,600

Total Convertible Corporate Bonds (Identified Cost $2,023,087)		2,034,600

Non-Convertible Corporate Bonds - 29.2%
Consumer Discretionary - 3.9%
Auto Components - 0.4%
Delphi Corp., 5.00%, 2/15/2023	1,570,000	1,685,788
Icahn Enterprises LP - Icahn Enterprises Finance Corp., 3.50%, 3/15/2017	3,605,000	3,586,975
Icahn Enterprises LP - Icahn Enterprises Finance Corp., 6.00%, 8/1/2020	830,000	865,275
Icahn Enterprises LP - Icahn Enterprises Finance Corp., 5.875%, 2/1/2022	635,000	647,303

		6,785,341

Automobiles - 0.4%
Ford Motor Credit Co. LLC, 6.625%, 8/15/2017	500,000	571,189
Ford Motor Credit Co. LLC, 5.00%, 5/15/2018	3,030,000	3,336,812
Ford Motor Credit Co. LLC, 8.125%, 1/15/2020	1,825,000	2,307,630

		6,215,631

Diversified Consumer Services - 0.4%
Block Financial LLC, 5.50%, 11/1/2022	4,990,000	5,429,594
Crestview DS Merger Sub II, Inc., 10.00%, 9/1/2021	600,000	674,250

		6,103,844

Hotels, Restaurants & Leisure - 0.5%
International Game Technology, 7.50%, 6/15/2019	6,375,000	7,273,869
Royal Caribbean Cruises Ltd., 11.875%, 7/15/2015	500,000	548,750

		7,822,619

	PRINCIPAL AMOUNT[2]	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Consumer Discretionary (continued)
Household Durables - 0.5%
Brookfield Residential Properties, Inc. - Brookfield Residential US Corp. (Canada)[4], 6.125%, 7/1/2022	895,000	$917,375
Newell Rubbermaid, Inc., 4.70%, 8/15/2020	1,400,000	1,505,811
NVR, Inc., 3.95%, 9/15/2022	1,070,000	1,075,322
Tupperware Brands Corp., 4.75%, 6/1/2021	4,105,000	4,377,235
Weekley Homes LLC - Weekley Finance Corp., 6.00%, 2/1/2023	745,000	739,413

		8,615,156

Media - 1.4%
British Sky Broadcasting Group plc (United Kingdom)[4], 9.50%, 11/15/2018	2,065,000	2,634,651
CCO Holdings LLC - CCO Holdings Capital Corp., 5.25%, 9/30/2022	525,000	514,500
Cogeco Cable, Inc. (Canada)[4], 4.875%, 5/1/2020	590,000	592,950
Columbus International, Inc. (Barbados)[4], 7.375%, 3/30/2021	570,000	601,350
Comcast Corp., 5.15%, 3/1/2020	500,000	571,123
DIRECTV Holdings LLC - DIRECTV Financing Co., Inc., 5.20%, 3/15/2020	3,140,000	3,503,386
Discovery Communications LLC, 5.05%, 6/1/2020	2,880,000	3,211,606
Sirius XM Radio, Inc.[4], 4.25%, 5/15/2020	1,275,000	1,227,188
Time Warner, Inc., 4.875%, 3/15/2020	5,060,000	5,605,271
Time Warner, Inc., 4.75%, 3/29/2021	3,370,000	3,721,740
The Walt Disney Co., 2.75%, 8/16/2021	400,000	402,138

		22,585,903

Multiline Retail - 0.2%
Dollar General Corp., 1.875%, 4/15/2018	1,550,000	1,533,475
Macy’s Retail Holdings, Inc., 2.875%, 2/15/2023	1,575,000	1,511,280
Target Corp., 3.875%, 7/15/2020	535,000	573,054

		3,617,809

Specialty Retail - 0.1%
The TJX Companies, Inc., 2.75%, 6/15/2021	1,525,000	1,514,664

Textiles, Apparel & Luxury Goods - 0.0%##
VF Corp., 5.95%, 11/1/2017	485,000	551,911

Total Consumer Discretionary		63,812,878

6

Investment Portfolio - July 31, 2014

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	PRINCIPAL AMOUNT[2]	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Consumer Staples - 0.6%
Beverages - 0.1%
PepsiCo, Inc., 5.00%, 6/1/2018	110,000	$122,914
Pernod-Ricard S.A. (France)[4], 5.75%, 4/7/2021	1,365,000	1,568,500

		1,691,414

Food & Staples Retailing - 0.1%
C&S Group Enterprises, LLC[4], 5.375%, 7/15/2022	940,000	925,900
KeHE Distributors LLC - KeHE Finance Corp.[4], 7.625%, 8/15/2021	735,000	791,963
Shearer’s Foods LLC - Chip Finance Corp.[4], 9.00%, 11/1/2019	680,000	742,900

		2,460,763

Food Products - 0.1%
General Mills, Inc., 5.65%, 2/15/2019	375,000	430,871
Pinnacle Operating Corp.[4], 9.00%, 11/15/2020	880,000	946,000

		1,376,871

Household Products - 0.2%
Energizer Holdings, Inc., 4.70%, 5/19/2021	1,300,000	1,348,393
Harbinger Group, Inc., 7.875%, 7/15/2019	815,000	884,275
Harbinger Group, Inc., 7.75%, 1/15/2022	560,000	569,800

		2,802,468

Tobacco - 0.1%
Vector Group Ltd., 7.75%, 2/15/2021	775,000	821,500
Vector Group Ltd.[4], 7.75%, 2/15/2021	60,000	63,600

		885,100

Total Consumer Staples		9,216,616

Energy - 1.9%
Energy Equipment & Services - 0.8%
Baker Hughes, Inc., 7.50%, 11/15/2018	1,235,000	1,505,676
Calfrac Holdings LP (Canada)[4], 7.50%, 12/1/2020	860,000	907,300
Parker Drilling Co.[4], 6.75%, 7/15/2022	855,000	872,100
Schlumberger Oilfield plc[4], 4.20%, 1/15/2021	450,000	489,785
Shelf Drilling Holdings Ltd. (United Arab Emirates)[4], 8.625%, 11/1/2018	880,000	932,800
Weatherford International Ltd., 9.625%, 3/1/2019	6,350,000	8,247,869

		12,955,530

	PRINCIPAL AMOUNT[2]	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Energy (continued)
Oil, Gas & Consumable Fuels - 1.1%
Baytex Energy Corp. (Canada)[4], 5.125%, 6/1/2021	915,000	$908,137
Buckeye Partners LP, 4.15%, 7/1/2023	1,145,000	1,176,373
Chesapeake Energy Corp.[5], 3.484%, 4/15/2019	885,000	887,213
Denbury Resources, Inc., 5.50%, 5/1/2022	915,000	898,987
Energy XXI Gulf Coast, Inc., 7.50%, 12/15/2021	860,000	898,700
FTS International, Inc.[4], 6.25%, 5/1/2022	610,000	620,675
Gazprom OAO Via Gaz Capital S.A. (Russia)[4], 9.25%, 4/23/2019	1,880,000	2,185,500
Ithaca Energy, Inc. (United Kingdom)[4], 8.125%, 7/1/2019	625,000	623,437
Lukoil International Finance B.V. (Russia)[4], 3.416%, 4/24/2018	1,500,000	1,440,000
PBF Holding Co. LLC - PBF Finance Corp., 8.25%, 2/15/2020	1,170,000	1,254,825
Petrobras Global Finance B.V. (Brazil)[5], 1.852%, 5/20/2016	4,115,000	4,125,658
Petroleos Mexicanos (Mexico), 8.00%, 5/3/2019	2,400,000	2,924,400
Sabine Pass Liquefaction LLC, 5.625%, 2/1/2021	895,000	926,325

		18,870,230

Total Energy		31,825,760

Financials - 17.7%
Banks - 5.8%
Banco Bilbao Vizcaya Argentaria S.A. (Spain)[5], 9.00%, 5/29/2049	1,600,000	1,764,000
Banco Santander S.A. (Spain)[5], 6.375%, 5/29/2049	1,600,000	1,592,000
Bank of America Corp., 6.50%, 8/1/2016	2,000,000	2,204,446
Bank of America Corp., 5.75%, 8/15/2016	1,425,000	1,544,664
Bank of America Corp., 6.875%, 4/25/2018	7,420,000	8,659,674
Bank of America Corp., 7.625%, 6/1/2019	2,315,000	2,833,421
Bank of Montreal (Canada)[4], 2.625%, 1/25/2016	2,965,000	3,054,060
Bank of Montreal (Canada)[4], 1.95%, 1/30/2017	5,000,000	5,110,785
Barclays Bank plc (United Kingdom)[4], 10.179%, 6/12/2021	1,100,000	1,511,149
Barclays Bank plc (United Kingdom), 3.75%, 5/15/2024	1,060,000	1,061,159
Barclays plc (United Kingdom)[5], 6.625%, 6/29/2049	900,000	888,750

7

Investment Portfolio - July 31, 2014

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	PRINCIPAL AMOUNT[2]		VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Financials (continued)
Banks (continued)
BBVA Bancomer S.A. (Mexico)[4], 6.75%, 9/30/2022		1,460,000	$1,657,100
BBVA US Senior S.A.U. (Spain), 4.664%, 10/9/2015		10,165,000	10,609,892
BPCE S.A. (France)[5], 2.83%, 7/29/2049		1,460,000	1,305,751
Canadian Imperial Bank of Commerce (Canada)[4], 2.75%, 1/27/2016		1,450,000	1,496,642
Citigroup, Inc., 5.85%, 8/2/2016		2,200,000	2,399,903
Citigroup, Inc., 8.50%, 5/22/2019		3,709,000	4,692,308
Commonwealth Bank of Australia (Australia), 5.75%, 1/25/2017	AUD	300,000	295,557
Cooperatieve Centrale Raiffeisen- Boerenleenbank B.A. (Netherlands)[5], 8.40%, 11/29/2049		1,100,000	1,236,125
HSBC Bank plc (United Kingdom)[4], 1.50%, 5/15/2018		2,115,000	2,087,592
HSBC USA Capital Trust I (United Kingdom)[4], 7.808%, 12/15/2026		400,000	404,922
Intesa Sanpaolo S.p.A. (Italy), 3.875%, 1/15/2019		1,975,000	2,049,165
Intesa Sanpaolo S.p.A. (Italy)[4], 6.50%, 2/24/2021		1,400,000	1,623,983
Intesa Sanpaolo S.p.A. (Italy)[4], 5.017%, 6/26/2024		1,640,000	1,622,418
JPMorgan Chase & Co., 3.15%, 7/5/2016		4,300,000	4,476,038
JPMorgan Chase & Co., 6.30%, 4/23/2019		500,000	585,315
JPMorgan Chase & Co., 4.95%, 3/25/2020		1,255,000	1,396,426
Lloyds Bank plc (United Kingdom)[4], 6.50%, 9/14/2020		3,200,000	3,717,443
Lloyds Bank plc (United Kingdom)[5], 9.875%, 12/16/2021		1,247,000	1,463,666
National City Corp., 6.875%, 5/15/2019		6,630,000	7,853,069
Popular, Inc., 7.00%, 7/1/2019		1,270,000	1,276,985
Royal Bank of Canada (Canada), 3.27%, 11/10/2014	CAD	225,000	207,402
Royal Bank of Canada (Canada), 3.18%, 3/16/2015	CAD	355,000	329,217
Royal Bank of Canada (Canada), 3.77%, 3/30/2018	CAD	340,000	331,562
Royal Bank of Scotland Group plc (United Kingdom), 5.00%, 10/1/2014		1,225,000	1,232,350
Royal Bank of Scotland Group plc (United Kingdom)[5], 1.174%, 3/31/2017		3,075,000	3,095,882
The Royal Bank of Scotland plc (United Kingdom)[5], 9.50%, 3/16/2022		555,000	645,187
Santander Holdings USA, Inc., 4.625%, 4/19/2016		220,000	233,148
Santander Holdings USA, Inc., 3.45%, 8/27/2018		1,600,000	1,675,590

	PRINCIPAL AMOUNT[2]		VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Financials (continued)
Banks (continued)
The Toronto-Dominion Bank (Canada)[4], 1.625%, 9/14/2016		5,555,000	$5,648,135
Westpac Banking Corp. (Australia), 5.75%, 2/6/2017	AUD	300,000	295,737

			96,168,618

Capital Markets - 3.5%
Credit Suisse AG (Switzerland)[4], 2.60%, 5/27/2016		6,145,000	6,348,160
Goldman Sachs Capital II5, 4.00%, 6/1/2043		1,500,000	1,188,750
The Goldman Sachs Group, Inc., 3.625%, 2/7/2016		5,400,000	5,614,742
The Goldman Sachs Group, Inc., 5.95%, 1/18/2018		950,000	1,070,968
The Goldman Sachs Group, Inc., 6.15%, 4/1/2018		2,110,000	2,399,813
The Goldman Sachs Group, Inc.[5], 1.334%, 11/15/2018		6,350,000	6,453,696
The Goldman Sachs Group, Inc., 5.375%, 3/15/2020		6,125,000	6,887,207
The Goldman Sachs Group, Inc.[5], 1.83%, 11/29/2023		1,415,000	1,463,012
The Goldman Sachs Group, Inc., Series D, 6.00%, 6/15/2020		1,150,000	1,331,334
Morgan Stanley, 3.80%, 4/29/2016		5,405,000	5,661,662
Morgan Stanley, 2.125%, 4/25/2018		5,900,000	5,917,482
Morgan Stanley, 5.50%, 1/26/2020		2,650,000	2,998,393
Morgan Stanley, 5.75%, 1/25/2021		5,955,000	6,875,441
Scottrade Financial Services, Inc.[4], 6.125%, 7/11/2021		350,000	363,277
UBS AG (Switzerland)[5], 7.25%, 2/22/2022		1,455,000	1,585,950
UBS AG (Switzerland), 7.625%, 8/17/2022		830,000	986,827
UBS AG (Switzerland)[5], 4.75%, 5/22/2023		975,000	994,890

			58,141,604

Consumer Finance - 0.6%
Ally Financial, Inc., 6.75%, 12/1/2014		545,000	551,131
American Express Co.[5], 6.80%, 9/1/2066		1,890,000	2,060,100
Capital One Bank USA National Association, 2.15%, 11/21/2018		650,000	649,287
Caterpillar Financial Services Corp., 7.05%, 10/1/2018		770,000	926,797
CNG Holdings, Inc.[4], 9.375%, 5/15/2020		820,000	647,800
Discover Bank, 4.20%, 8/8/2023		1,120,000	1,168,150
Navient LLC, 6.00%, 1/25/2017		3,060,000	3,289,500

8

Investment Portfolio - July 31, 2014

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	PRINCIPAL AMOUNT[2]	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Financials (continued)
Consumer Finance (continued)
Navient LLC, 6.125%, 3/25/2024	1,110,000	$1,082,250

		10,375,015

Diversified Financial Services - 2.3%
The Bear Stearns Companies LLC, 7.25%, 2/1/2018	1,775,000	2,092,350
CME Group, Inc., 3.00%, 9/15/2022	1,040,000	1,030,652
General Electric Capital Corp., 5.625%, 5/1/2018	5,725,000	6,487,312
General Electric Capital Corp., 5.30%, 2/11/2021	1,450,000	1,653,802
General Electric Capital Corp.[5], 0.618%, 5/5/2026	2,385,000	2,233,603
General Electric Capital Corp.[5], 7.125%, 12/29/2049	2,605,000	3,047,850
ING Bank N.V. (Netherlands)[4], 5.80%, 9/25/2023	2,200,000	2,454,830
ING Bank N.V. (Netherlands)[5], 4.125%, 11/21/2023	1,650,000	1,683,000
Jefferies Finance LLC - JFIN Co-Issuer Corp.[4], 7.375%, 4/1/2020	790,000	827,525
Jefferies Finance LLC - JFIN Co-Issuer Corp.[4], 6.875%, 4/15/2022	590,000	589,263
Jefferies Group LLC, 5.125%, 4/13/2018	820,000	893,662
Jefferies Group LLC, 8.50%, 7/15/2019	3,980,000	4,972,413
Jefferies Group LLC, 6.875%, 4/15/2021	4,500,000	5,319,900
Voya Financial, Inc., 2.90%, 2/15/2018	3,065,000	3,157,805
Voya Financial, Inc., 5.50%, 7/15/2022	1,015,000	1,150,494

		37,594,461

Insurance - 3.1%
Aegon N.V. (Netherlands)[5], 2.722%, 7/29/2049	2,195,000	1,999,426
American International Group, Inc., 6.40%, 12/15/2020	800,000	958,640
American International Group, Inc., 4.875%, 6/1/2022	9,095,000	10,067,792
Assured Guaranty US Holdings, Inc., 5.00%, 7/1/2024	3,445,000	3,476,632
AXA S.A. (France)[5], 2.663%, 8/29/2049	1,700,000	1,540,625
Fidelity National Financial, Inc., 6.60%, 5/15/2017	1,725,000	1,938,593
First American Financial Corp., 4.30%, 2/1/2023	1,145,000	1,157,111
Genworth Holdings, Inc., 7.70%, 6/15/2020	942,000	1,151,262
Genworth Holdings, Inc., 7.625%, 9/24/2021	10,245,000	12,690,932
Genworth Holdings, Inc.[5], 6.15%, 11/15/2066	4,095,000	3,726,450

	PRINCIPAL AMOUNT[2]	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Financials (continued)
Insurance (continued)
The Hartford Financial Services Group, Inc., 5.125%, 4/15/2022	9,035,000	$10,195,392
Prudential Financial, Inc.[5], 5.875%, 9/15/2042	1,680,000	1,818,600

		50,721,455

Real Estate Investment Trusts (REITS) - 2.2%
American Campus Communities Operating Partnership LP, 3.75%, 4/15/2023	860,000	847,656
American Tower Corp., 3.40%, 2/15/2019	5,090,000	5,275,739
American Tower Trust I4, 1.551%, 3/15/2018	985,000	976,485
BioMed Realty LP, 3.85%, 4/15/2016	115,000	120,146
Boston Properties LP, 5.875%, 10/15/2019	3,270,000	3,788,531
Camden Property Trust, 5.70%, 5/15/2017	2,270,000	2,530,085
Corrections Corp. of America, 4.125%, 4/1/2020	940,000	925,900
Digital Realty Trust LP, 5.875%, 2/1/2020	1,300,000	1,445,660
Digital Realty Trust LP, 5.25%, 3/15/2021	880,000	950,417
DuPont Fabros Technology LP, 5.875%, 9/15/2021	930,000	948,600
HCP, Inc., 6.70%, 1/30/2018	3,455,000	4,008,467
Health Care REIT, Inc., 6.20%, 6/1/2016	520,000	567,719
Health Care REIT, Inc., 4.95%, 1/15/2021	4,100,000	4,525,814
Mack-Cali Realty LP, 7.75%, 8/15/2019.	370,000	436,189
Rialto Holdings LLC - Rialto Corp.[4], 7.00%, 12/1/2018	880,000	906,400
Simon Property Group LP, 10.35%, 4/1/2019	5,660,000	7,590,603
UDR, Inc., 4.625%, 1/10/2022	730,000	788,686

		36,633,097

Real Estate Management & Development - 0.0%##
Forestar USA Real Estate Group, Inc.[4], 8.50%, 6/1/2022	595,000	618,800

Thrifts & Mortgage Finance - 0.2%
Ladder Capital Finance Holdings LLLP - Ladder Capital Finance Corp., 7.375%, 10/1/2017	900,000	960,750
Ladder Capital Finance Holdings LLLP - Ladder Capital Finance Corp.[4], 5.875%, 8/1/2021	395,000	395,987
Prospect Holding Co. LLC - Prospect Holding Finance Co.[4], 10.25%, 10/1/2018	610,000	601,155

9

Investment Portfolio - July 31, 2014

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	PRINCIPAL AMOUNT[2]	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Financials (continued)
Thrifts & Mortgage Finance (continued)
Provident Funding Associates LP - PFG Finance Corp.[4], 6.75%, 6/15/2021	555,000	$550,837

		2,508,729

Total Financials		292,761,779

Health Care - 0.4%
Health Care Equipment & Supplies - 0.0%##
Crimson Merger Sub, Inc.[4], 6.625%, 5/15/2022	595,000	568,225

Health Care Providers & Services - 0.3%
Express Scripts Holding Co., 4.75%, 11/15/2021	1,250,000	1,378,601
Fresenius Medical Care US Finance, Inc. (Germany)[4], 6.50%, 9/15/2018	1,130,000	1,254,300
Fresenius US Finance II, Inc. (Germany)[4], 9.00%, 7/15/2015	800,000	846,000
UnitedHealth Group, Inc., 2.75%, 2/15/2023	630,000	607,336

		4,086,237

Pharmaceuticals - 0.1%
Mallinckrodt International Finance S.A. - Mallinckrodt CB LLC[4], 5.75%, 8/1/2022	405,000	407,025
Novartis Securities Investment Ltd. (Switzerland), 5.125%, 2/10/2019	595,000	673,590

		1,080,615

Total Health Care		5,735,077

Industrials - 1.9%
Aerospace & Defense - 0.4%
DigitalGlobe, Inc., 5.25%, 2/1/2021	835,000	817,256
Erickson, Inc., 8.25%, 5/1/2020	720,000	723,600
Honeywell International, Inc., 5.30%, 3/1/2018	405,000	456,723
Textron, Inc., 5.60%, 12/1/2017	3,150,000	3,519,741
Textron, Inc., 7.25%, 10/1/2019	350,000	420,742

		5,938,062

Air Freight & Logistics - 0.0%##
Neovia Logistics Intermediate Holdings LLC - Logistics Intermediate Finance Corp.[4,6], 10.00%, 2/15/2018	500,000	521,250

Airlines - 0.4%
Allegiant Travel Co., 5.50%, 7/15/2019	925,000	935,406
American Airlines Pass-Through Trust, Series 2013-2, Class A4, 4.95%, 1/15/2023	2,657,271	2,876,495
Delta Air Lines Pass-Through Trust, Series 2010-1, Class B4, 6.375%, 1/2/2016	912,000	966,720

	PRINCIPAL AMOUNT[2]	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Airlines (continued)
Southwest Airlines Co., 5.75%, 12/15/2016	1,070,000	$1,176,180
United Continental Holdings, Inc., 6.375%, 6/1/2018	730,000	781,100

		6,735,901

Commercial Services & Supplies - 0.1%
Modular Space Corp.[4], 10.25%, 1/31/2019	890,000	916,700

Construction & Engineering - 0.0%##
Abengoa Finance S.A.U. (Spain)[4], 7.75%, 2/1/2020	750,000	819,375

Machinery - 0.4%
CNH Industrial Capital LLC, 3.875%, 11/1/2015	3,190,000	3,229,875
CNH Industrial Capital LLC, 6.25%, 11/1/2016	835,000	893,450
Joy Global, Inc., 5.125%, 10/15/2021	480,000	521,695
SPL Logistics Escrow LLC - SPL Logistics Finance Corp.[4], 8.875%, 8/1/2020	905,000	1,002,287
Waterjet Holdings, Inc.[4], 7.625%, 2/1/2020	545,000	573,613

		6,220,920

Road & Rail - 0.0%##
JB Hunt Transport Services, Inc., 3.375%, 9/15/2015	105,000	107,842
Union Pacific Corp., 5.65%, 5/1/2017	175,000	194,795

		302,637

Trading Companies & Distributors - 0.6%
Air Lease Corp., 3.375%, 1/15/2019	1,910,000	1,950,588
Aircastle Ltd., 4.625%, 12/15/2018	600,000	610,500
Aviation Capital Group Corp.[4], 3.875%, 9/27/2016	3,220,000	3,329,100
Aviation Capital Group Corp.[4], 6.75%, 4/6/2021	750,000	844,618
Fly Leasing Ltd. (Ireland), 6.75%, 12/15/2020	890,000	941,175
International Lease Finance Corp., 8.625%, 9/15/2015	500,000	533,625
International Lease Finance Corp., 5.75%, 5/15/2016	1,095,000	1,145,644

		9,355,250

Total Industrials		30,810,095

Information Technology - 0.8%
Internet Software & Services - 0.1%
Tencent Holdings Ltd. (China)[4], 3.375%, 5/2/2019	1,465,000	1,487,579

10

Investment Portfolio - July 31, 2014

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	PRINCIPAL AMOUNT[2]	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Information Technology (continued)
IT Services - 0.1%
Xerox Corp., 2.80%, 5/15/2020	1,500,000	$1,481,672

Semiconductors & Semiconductor Equipment - 0.2%
Magnachip Semiconductor Corp. (South Korea), 6.625%, 7/15/2021	755,000	732,350
Xilinx, Inc., 3.00%, 3/15/2021	2,195,000	2,198,749

		2,931,099

Technology Hardware, Storage & Peripherals - 0.4%
Apple, Inc., 2.40%, 5/3/2023	920,000	868,541
EMC Corp., 2.65%, 6/1/2020	2,515,000	2,507,334
Hewlett-Packard Co., 5.40%, 3/1/2017	850,000	936,656
Hewlett-Packard Co., 5.50%, 3/1/2018	330,000	371,427
Hewlett-Packard Co.[5], 1.174%, 1/14/2019	2,840,000	2,862,186

		7,546,144

Total Information Technology		13,446,494

Materials - 1.0%
Chemicals - 0.1%
The Mosaic Co., 4.25%, 11/15/2023	695,000	728,316
Potash Corp. of Saskatchewan, Inc. (Canada), 6.50%, 5/15/2019	590,000	698,361

		1,426,677

Containers & Packaging - 0.1%
Ardagh Packaging Finance plc - Ardagh Holdings USA, Inc. (Ireland)[4,5], 3.232%, 12/15/2019	925,000	906,500

Metals & Mining - 0.8%
ArcelorMittal (Luxembourg), 10.35%, 6/1/2019	660,000	821,700
BHP Billiton Finance (USA) Ltd. (Australia), 6.50%, 4/1/2019	1,535,000	1,834,776
Cliffs Natural Resources, Inc., 5.90%, 3/15/2020	1,215,000	1,247,739
Freeport-McMoRan Copper & Gold, Inc., 3.10%, 3/15/2020	80,000	80,464
MMC Finance Ltd. (Russia), 4.375%, 4/30/2018	400,000	397,500
Plains Exploration & Production Co., 6.125%, 6/15/2019	1,575,000	1,744,313
Plains Exploration & Production Co., 6.50%, 11/15/2020	2,684,000	2,979,240
Rio Tinto Finance USA Ltd. (United Kingdom), 3.75%, 9/20/2021	1,490,000	1,564,490
Rio Tinto Finance USA plc (United Kingdom), 1.375%, 6/17/2016	1,400,000	1,413,626
SunCoke Energy Partners LP - SunCoke Energy Partners Finance Corp.[4], 7.375%, 2/1/2020	850,000	896,750

	PRINCIPAL AMOUNT[2]	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Materials (continued)
Metals & Mining (continued)
Teck Resources Ltd. (Canada), 3.00%, 3/1/2019	1,020,000	$1,036,298

		14,016,896

Paper & Forest Products - 0.0%##
International Paper Co., 7.50%, 8/15/2021	620,000	783,647

Total Materials		17,133,720

Telecommunication Services - 0.8%
Diversified Telecommunication Services - 0.2%
Telefonica Emisiones S.A.U. (Spain), 6.221%, 7/3/2017	2,550,000	2,870,293

Wireless Telecommunication Services - 0.6%
Altice Financing S.A. (Luxembourg)[4], 6.50%, 1/15/2022	875,000	899,063
America Movil S.A.B. de C.V. (Mexico), 5.00%, 3/30/2020	2,250,000	2,466,675
CPI International, Inc., 8.75%, 2/15/2018	590,000	616,550
Crown Castle Towers LLC[4], 6.113%, 1/15/2020	390,000	453,966
Crown Castle Towers LLC[4], 4.883%, 8/15/2020	224,000	247,798
SBA Tower Trust[4], 5.101%, 4/17/2017	200,000	213,032
SBA Tower Trust[4], 2.933%, 12/15/2017	1,785,000	1,812,942
SBA Tower Trust[4], 3.598%, 4/15/2018	2,505,000	2,510,278
UPCB Finance VI Ltd. (Netherlands)[4], 6.875%, 1/15/2022	840,000	898,800

		10,119,104

Total Telecommunication Services		12,989,397

Utilities - 0.2%
Independent Power and Renewable Electricity Producers - 0.2%
AES Corp.[5], 3.229%, 6/1/2019	795,000	791,025
ContourGlobal Power Holdings S.A. (France)[4], 7.125%, 6/1/2019	945,000	935,550
NRG Energy, Inc.[4], 6.25%, 7/15/2022	875,000	901,250
RJS Power Holdings LLC4, 5.125%, 7/15/2019	615,000	605,775

		3,233,600

Total Utilities		3,233,600

Total Non-Convertible Corporate Bonds (Identified Cost $466,297,449)		480,965,416

TOTAL CORPORATE BONDS (Identified Cost $468,320,536)		483,000,016

11

Investment Portfolio - July 31, 2014

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	SHARES/ PRINCIPAL AMOUNT[2]	VALUE

MUTUAL FUNDS - 0.6%
Direxion Daily 20 Year Plus Treasury Bear 3x Shares*	51,396	$2,407,903
ProShares Short 20+ Year Treasury	260,771	7,442,404

TOTAL MUTUAL FUNDS (Identified Cost $10,069,929)		9,850,307

U.S. TREASURY SECURITIES - 6.2%
U.S. Treasury Bills - 3.1%
U.S. Treasury Bill[7], 0.00%, 7/23/2015 (Identified Cost $51,947,292)	52,000,000	51,942,124

U.S. Treasury Notes - 3.1%
U.S. Treasury Note, 0.25%, 10/31/2015	20,000,000	20,011,720
U.S. Treasury Note, 0.875%, 5/15/2017	16,000,000	15,968,752
U.S. Treasury Note, 0.875%, 6/15/2017	15,000,000	14,953,125

Total U.S. Treasury Notes (Identified Cost $51,065,067)		50,933,597

TOTAL U.S. TREASURY SECURITIES (Identified Cost $103,012,359)		102,875,721

ASSET-BACKED SECURITIES - 0.4%
Alterna Funding I LLC, Series 2014-1A, Class NOTE[4], 1.639%, 2/15/2021	2,100,000	2,100,000
Americredit Automobile Receivables Trust, Series 2012-5, Class A3, 0.62%, 6/8/2017	1,225,000	1,225,399
Credit Acceptance Auto Loan Trust, Series 2012-1A, Class A4, 2.20%, 9/16/2019	1,306,146	1,312,900
FDIC Trust, Series 2011-R1, Class A4, 2.672%, 7/25/2026	906,992	930,808
Hertz Vehicle Financing LLC, Series 2009-2A, Class A2[4], 5.29%, 3/25/2016	170,000	173,403
Hertz Vehicle Financing LLC, Series 2010-1A, Class A2[4], 3.74%, 2/25/2017	300,000	311,701

TOTAL ASSET-BACKED SECURITIES (Identified Cost $6,007,291)		6,054,211

COMMERCIAL MORTGAGE-BACKED SECURITIES - 4.7%
Americold LLC Trust, Series 2010-ARTA, Class A1[4], 3.847%, 1/14/2029	352,324	370,037
Banc of America Commercial Mortgage Trust, Series 2006-2, Class A4[5], 5.92%, 5/10/2045	100,000	106,648
Banc of America Commercial Mortgage Trust, Series 2006-4, Class A4, 5.634%, 7/10/2046	1,284,590	1,371,612

	PRINCIPAL AMOUNT[2]	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Bear Stearns Commercial Mortgage Securities Trust, Series 2005-PWR9, Class A4A, 4.871%, 9/11/2042	669,463	$691,001
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PW12, Class A4[5], 5.89%, 9/11/2038	592,784	635,470
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PW13, Class A4, 5.54%, 9/11/2041	798,484	854,069
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-T24, Class AM5, 5.568%, 10/12/2041	1,920,000	2,076,157
CFCRE Commercial Mortgage Trust, Series 2011-C1, Class A2[4], 3.759%, 4/15/2044	660,000	685,280
Citigroup - Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class A4[5], 5.399%, 7/15/2044	391,379	405,231
Commercial Mortgage Pass-Through Certificates, Series 2010-C1, Class A1[4], 3.156%, 7/10/2046	223,877	228,176
Commercial Mortgage Trust, Series 2006-GG7, Class A4[5], 6.014%, 7/10/2038	426,682	456,827
Credit Suisse Mortgage Capital Trust, Series 2013-IVR3, Class A1[4,5], 2.50%, 5/25/2043	2,362,413	2,190,769
Credit Suisse Mortgage Capital Trust, Series 2013-TH1, Class A1[4,5], 2.13%, 2/25/2043	2,076,616	1,884,008
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1[4], 3.742%, 11/10/2046.	800,171	831,108
Extended Stay America Trust, Series 2013-ESH7, Class A27[4], 2.958%, 12/5/2031	2,015,000	2,026,895
Fannie Mae Interest Strip, Series 398, Class C3 (IO), 4.50%, 5/25/2039	1,862,072	363,653
Fannie Mae Interest Strip, Series 402, Class 3 (IO), 4.00%, 11/25/2039	9,920,221	2,098,028
Fannie Mae Interest Strip, Series 406, Class 7 (IO), 4.50%, 1/25/2041	8,948,530	1,953,652
Fannie Mae Interest Strip, Series 408, Class C1 (IO), 4.00%, 12/25/2040	1,498,756	315,266
Fannie Mae Interest Strip, Series 409, Class C15 (IO), 4.00%, 11/25/2039	10,228,195	2,149,387
Fannie Mae Interest Strip, Series 413, Class C32 (IO), 4.00%, 1/25/2039	11,345,227	2,411,747
Fannie Mae Multifamily REMIC Trust, Series 2012-M13, Class ASQ2, 1.246%, 8/25/2017	1,518,034	1,519,962
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K009, Class X1 (IO)[5], 1.643%, 8/25/2020	25,593,922	1,714,818
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K014, Class X1 (IO)[5], 1.423%, 4/25/2021	2,977,362	206,784

12

Investment Portfolio - July 31, 2014

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	PRINCIPAL AMOUNT[2]	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K016, Class X1 (IO)[5], 1.725%, 10/25/2021	7,172,240	$653,456
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K017, Class X1 (IO)[5], 1.586%, 12/25/2021	9,160,013	762,223
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K021, Class X1 (IO)[5], 1.641%, 6/25/2022	16,330,497	1,536,504
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K030, Class X1 (IO)[5], 0.338%, 4/25/2023	81,362,035	1,343,124
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K032, Class X1 (IO)[5], 0.238%, 5/25/2023	50,923,234	500,524
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K706, Class X1 (IO)[5], 1.724%, 10/25/2018	11,093,026	649,375
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K-P01, Class A2, 1.72%, 1/25/2019	1,770,000	1,760,984
Freddie Mac REMICS, Series 4125, Class SH (IO)[5], 5.995%, 11/15/2042	2,509,869	441,915
Freddie Mac REMICS, Series 4132, Class IO (IO), 4.50%, 11/15/2042	1,486,563	302,034
Freddie Mac REMICs, Series 4314, Class SE5, 5.895%, 3/15/2044	12,611,823	2,359,535
FREMF Mortgage Trust, Series 2011-K701, Class B4,5, 4.436%, 7/25/2048	875,000	920,886
FREMF Mortgage Trust, Series 2011-K702, Class B4,5, 4.936%, 4/25/2044	1,250,000	1,339,033
FREMF Mortgage Trust, Series 2013-K28, Class X2A (IO)[4], 0.10%, 6/25/2046	218,232,551	1,457,725
FREMF Mortgage Trust, Series 2013-K502, Class B4,5, 2.842%, 3/25/2045	1,725,000	1,731,524
FREMF Mortgage Trust, Series 2013-K712, Class B4,5, 3.484%, 5/25/2045	1,160,000	1,174,923
Ginnie Mae (IO), Series 2009-121, Class QI, 4.50%, 12/20/2039	7,128,108	1,603,158
Ginnie Mae (IO), Series 2012-50, Class IO, 4.00%, 4/20/2042	4,183,864	855,368
GS Mortgage Securities Corp. II, Series 2010-C2, Class A1[4], 3.849%, 12/10/2043	1,036,435	1,075,540
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2005-CB13, Class A4[5], 5.42%, 1/12/2043	1,210,000	1,264,449

	PRINCIPAL AMOUNT[2]	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2005-CB13, Class AM5, 5.461%, 1/12/2043	535,000	$561,512
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2005-LDP5, Class A4[5], 5.404%, 12/15/2044	325,000	338,038
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP7, Class A4[5], 6.06%, 4/15/2045	1,075,000	1,150,452
JP Morgan Mortgage Trust, Series 2013-1, Class 1A2[4,5], 3.00%, 3/25/2043	1,769,043	1,719,496
JP Morgan Mortgage Trust, Series 2013-2, Class A2[4,5], 3.50%, 5/25/2043	2,137,365	2,134,330
JP Morgan Mortgage Trust, Series 2014-2, Class 1A1[4,5], 3.00%, 6/25/2029	2,424,802	2,470,866
LSTAR Commercial Mortgage Trust, Series 2011-1, Class A4, 3.913%, 6/25/2043	8,313	8,313
LSTAR Commercial Mortgage Trust, Series 2014-2, Class A2[4], 2.767%, 1/20/2041	360,000	361,002
Morgan Stanley Capital I Trust, Series 2005-IQ10, Class A4A5, 5.23%, 9/15/2042	500,375	517,364
Morgan Stanley Capital I Trust, Series 2011-C1, Class A2[4], 3.884%, 9/15/2047	700,000	724,985
Motel 6 Trust, Series 2012-MTL6, Class A2[4], 1.948%, 10/5/2025	1,275,000	1,271,290
Resource Capital Corp., Series 2013-CRE1, Class A (Cayman Islands)[4,5], 1.455%, 12/15/2028	1,113,416	1,115,235
SCG Trust, Series 2013-SRP1, Class AJ4,5, 2.105%, 11/15/2026	4,050,000	4,062,721
Sequoia Mortgage Trust, Series 2013-2, Class A1[5], 1.874%, 2/25/2043	1,617,599	1,451,543
Sequoia Mortgage Trust, Series 2013-7, Class A2[5], 3.00%, 6/25/2043	1,508,815	1,447,460
Sequoia Mortgage Trust, Series 2013-8, Class A1[5], 3.00%, 6/25/2043	2,030,573	1,948,002
Vornado DP LLC Trust, Series 2010-VNO, Class A2FX4, 4.004%, 9/13/2028	155,000	164,669
Wachovia Bank Commercial Mortgage Trust, Series 2005-C21, Class A4[5], 5.414%, 10/15/2044	83,285	86,458
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class AM5, 5.505%, 12/15/2044	1,250,000	1,314,081
Wachovia Bank Commercial Mortgage Trust, Series 2006-C26, Class A3[5], 6.011%, 6/15/2045	955,000	1,028,136

13

Investment Portfolio - July 31, 2014

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	PRINCIPAL AMOUNT[2]		VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class A2[4], 4.393%, 11/15/2043		265,000	$287,938
WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class A2[4], 3.791%, 2/15/2044		1,470,000	1,521,116
WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class A4[4,5], 4.869%, 2/15/2044		1,225,000	1,365,336
WF-RBS Commercial Mortgage Trust, Series 2013-C11, Class A2, 2.029%, 3/15/2045		1,815,000	1,828,032

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Identified Cost $79,301,600)			78,157,240

FOREIGN GOVERNMENT BONDS - 2.5%
Bonos de la Tesoreria de la Republica en pesos (Chile), 6.00%, 1/1/2018	CLP	330,000,000	617,889
Brazil Notas do Tesouro Nacional (Brazil), 10.00%, 1/1/2019	BRL	1,250,000	523,942
Brazilian Government International Bond (Brazil), 8.875%, 10/14/2019		600,000	774,000
Canada Housing Trust No. 1 (Canada)[4], 4.10%, 12/15/2018	CAD	295,000	296,991
Canadian Government Bond (Canada), 1.50%, 9/1/2017	CAD	500,000	461,939
Indonesia Treasury Bond (Indonesia), 7.875%, 4/15/2019	IDR	4,500,000,000	388,491
Ireland Government Bond (Ireland), 5.00%, 10/18/2020	EUR	230,000	376,633
Italy Buoni Poliennali Del Tesoro (Italy), 2.25%, 5/15/2016	EUR	130,000	179,588
Italy Buoni Poliennali Del Tesoro (Italy), 1.50%, 12/15/2016	EUR	900,000	1,228,486
Italy Buoni Poliennali Del Tesoro (Italy), 5.50%, 9/1/2022	EUR	480,000	794,815
Italy Buoni Poliennali Del Tesoro (Italy), 5.50%, 11/1/2022	EUR	565,000	935,133
Japan Government Five Year Bond (Japan), 0.30%, 12/20/2016	JPY	77,000,000	752,498
Korea Treasury Bond (South Korea), 4.50%, 3/10/2015	KRW	720,000,000	709,107
Korea Treasury Bond (South Korea), 2.75%, 6/10/2016	KRW	370,000,000	361,873
Malaysia Government Bond (Malaysia), 3.434%, 8/15/2014	MYR	1,170,000	366,159
Malaysia Government Bond (Malaysia), 3.172%, 7/15/2016	MYR	800,000	249,696
Malaysia Government Bond (Malaysia), 4.262%, 9/15/2016	MYR	1,775,000	565,839
Mexican Government Bond (Mexico), 8.00%, 12/17/2015	MXN	12,329,000	993,244
Mexican Government Bond (Mexico), 7.25%, 12/15/2016	MXN	4,560,000	373,214
Mexican Government Bond (Mexico), 5.00%, 6/15/2017	MXN	8,250,000	643,787

	PRINCIPAL AMOUNT[2]		VALUE

FOREIGN GOVERNMENT BONDS (continued)

Mexican Government Bond (Mexico), 8.00%, 6/11/2020	MXN	2,000,000	$173,213
Mexican Government Bond (Mexico), 6.50%, 6/10/2021	MXN	3,000,000	241,168
Mexican Government Bond (Mexico), 6.50%, 6/9/2022	MXN	5,500,000	438,689
Mexican Government Bond (Mexico), 7.75%, 5/29/2031	MXN	1,000,000	85,049
Province of Manitoba Canada, Series FH (Canada), 4.90%, 12/6/2016		1,620,000	1,772,717
Province of New Brunswick Canada (Canada), 5.20%, 2/21/2017		3,500,000	3,869,579
Province of Nova Scotia Canada (Canada), 5.125%, 1/26/2017		1,250,000	1,377,400
Province of Ontario Canada (Canada), 2.30%, 5/10/2016		7,315,000	7,532,724
Province of Quebec Canada (Canada), 5.125%, 11/14/2016		6,600,000	7,239,685
Russian Foreign Bond - Eurobond (Russia)[4], 5.00%, 4/29/2020		800,000	828,200
Singapore Government Bond (Singapore), 2.50%, 6/1/2019	SGD	650,000	551,503
Spain Government Bond (Spain), 3.30%, 7/30/2016	EUR	140,000	198,158
Spain Government Bond (Spain), 2.10%, 4/30/2017	EUR	610,000	849,244
Spain Government Bond (Spain), 4.50%, 1/31/2018	EUR	250,000	376,838
Spain Government Bond (Spain), 4.00%, 4/30/2020	EUR	390,000	595,236
Spain Government Bond (Spain)[4], 5.40%, 1/31/2023	EUR	575,000	954,848
United Kingdom Gilt (United Kingdom), 2.00%, 1/22/2016	GBP	650,000	1,116,076
United Kingdom Gilt (United Kingdom), 1.00%, 9/7/2017	GBP	290,000	482,509
United Kingdom Gilt (United Kingdom), 5.00%, 3/7/2018	GBP	365,000	689,094

TOTAL FOREIGN GOVERNMENT BONDS (Identified Cost $40,013,988)			40,965,254

14

Investment Portfolio - July 31, 2014

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	PRINCIPAL AMOUNT[2]	VALUE

MUNICIPAL BONDS - 0.1%
Puerto Rico Sales Tax Financing Corp., Public Impt., Series A, Revenue Bond, 5.50%, 8/1/2022	500,000	$411,410
Puerto Rico Sales Tax Financing Corp., Public Impt., Series A, Revenue Bond, 5.50%, 8/1/2023	2,215,000	1,807,662

TOTAL MUNICIPAL BONDS (Identified Cost $2,472,959)		2,219,072

U.S. GOVERNMENT AGENCIES - 19.2%
Mortgage-Backed Securities - 7.0%
Fannie Mae, Pool #888468, 5.50%, 9/1/2021	1,034,809	1,135,558
Fannie Mae, Pool #995233, 5.50%, 10/1/2021	93,811	102,134
Fannie Mae, Pool #888017, 6.00%, 11/1/2021	122,441	133,886
Fannie Mae, Pool #995329, 5.50%, 12/1/2021	688,722	755,468
Fannie Mae, Pool #888136, 6.00%, 12/1/2021	155,109	169,245
Fannie Mae, Pool #888815, 4.50%, 11/1/2022	113,046	119,715
Fannie Mae, Pool #888810, 5.50%, 11/1/2022	1,168,395	1,282,931
Fannie Mae, Pool #AA1563, 4.50%, 2/1/2024	93,206	99,404
Fannie Mae, Pool #AC1557, 4.50%, 9/1/2024	248,316	264,639
Fannie Mae, Pool #AD0462, 5.50%, 10/1/2024	91,759	101,182
Fannie Mae, Pool #AO6562, 3.00%, 6/1/2027	270,466	279,511
Fannie Mae, Pool #AP0000, 3.50%, 7/1/2027	617,095	651,048
Fannie Mae, Pool #AP7539, 3.00%, 9/1/2027	1,534,202	1,585,512
Fannie Mae, Pool #AB6580, 3.00%, 10/1/2027	413,908	427,752
Fannie Mae, Pool #AQ4426, 3.00%, 11/1/2027	498,290	514,957
Fannie Mae, Pool #AQ5073, 3.00%, 12/1/2027	148,891	153,881
Fannie Mae, Pool #AQ5190, 3.00%, 12/1/2027	159,489	164,726
Fannie Mae, Pool #AR4926, 3.00%, 1/1/2028	540,417	558,155
Fannie Mae, Pool #AR5885, 3.00%, 1/1/2028	153,650	158,693
Fannie Mae, Pool #AB7722, 3.50%, 1/1/2028	428,765	452,356
Fannie Mae, Pool #AR1092, 3.00%, 2/1/2028	344,321	355,785
Fannie Mae, Pool #AR5986, 3.00%, 2/1/2028	157,480	162,772
Fannie Mae, Pool #AB8457, 3.50%, 2/1/2028	730,097	770,267

	PRINCIPAL AMOUNT[2]	VALUE

U.S. GOVERNMENT AGENCIES (continued)
Mortgage-Backed Securities (continued)
Fannie Mae, Pool #AB8601, 3.00%, 3/1/2028	534,569	$552,118
Fannie Mae, Pool #AR6001, 3.00%, 3/1/2028	156,913	162,186
Fannie Mae, Pool #AR6002, 3.00%, 3/1/2028	261,736	270,450
Fannie Mae, Pool #AR8950, 3.00%, 3/1/2028	386,742	399,440
Fannie Mae, Pool #AT3152, 3.00%, 4/1/2028	595,261	615,079
Fannie Mae, Pool #MA1405, 3.00%, 4/1/2028	194,572	200,959
Fannie Mae, Pool #MA1423, 3.50%, 4/1/2028	167,139	176,335
Fannie Mae, Pool #AB9483, 2.50%, 5/1/2028	3,113,849	3,144,262
Fannie Mae, Pool #AT8568, 2.50%, 5/1/2028	2,762,443	2,789,404
Fannie Mae, Pool #AT2899, 3.00%, 5/1/2028	302,211	312,133
Fannie Mae, Pool #AT8059, 2.50%, 7/1/2028	2,001,184	2,020,731
Fannie Mae, Pool #AU1270, 2.50%, 7/1/2028	1,191,001	1,202,623
Fannie Mae, Pool #AU1783, 2.50%, 8/1/2028	1,303,714	1,316,439
Fannie Mae, Pool #AS0945, 2.50%, 11/1/2028	1,593,713	1,609,254
Fannie Mae, Pool #MA1834, 4.50%, 2/1/2034	1,608,224	1,748,733
Fannie Mae, Pool #MA1903, 4.50%, 5/1/2034	1,739,170	1,891,121
Fannie Mae, Pool #745147, 4.50%, 12/1/2035	81,247	87,578
Fannie Mae, Pool #745418, 5.50%, 4/1/2036	1,415,890	1,572,356
Fannie Mae, Pool #886904, 6.50%, 9/1/2036	149,525	167,914
Fannie Mae, Pool #888021, 6.00%, 12/1/2036	451,506	507,516
Fannie Mae, Pool #909786, 5.50%, 3/1/2037	498,964	552,454
Fannie Mae, Pool #918516, 5.50%, 6/1/2037	223,462	247,418
Fannie Mae, Pool #995050, 6.00%, 9/1/2037	604,725	681,341
Fannie Mae, Pool #AB8161, 6.00%, 12/1/2037	2,007,461	2,261,951
Fannie Mae, Pool #933521, 5.00%, 1/1/2038	54,729	60,359
Fannie Mae, Pool #972107, 5.00%, 2/1/2038	98,000	108,082
Fannie Mae, Pool #889260, 5.00%, 4/1/2038	66,449	73,285
Fannie Mae, Pool #933731, 5.50%, 4/1/2038	1,351,175	1,496,404

15

Investment Portfolio - July 31, 2014

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	PRINCIPAL AMOUNT[2]	VALUE

U.S. GOVERNMENT AGENCIES (continued)
Mortgage-Backed Securities (continued)
Fannie Mae, Pool #889576, 6.00%, 4/1/2038	1,240,486	$1,393,426
Fannie Mae, Pool #912948, 5.00%, 5/1/2038	147,522	162,698
Fannie Mae, Pool #975840, 5.00%, 5/1/2038	145,248	161,529
Fannie Mae, Pool #889624, 5.50%, 5/1/2038	1,412,444	1,563,862
Fannie Mae, Pool #889579, 6.00%, 5/1/2038	1,251,943	1,407,128
Fannie Mae, Pool #995196, 6.00%, 7/1/2038	2,053,175	2,313,249
Fannie Mae, Pool #AD0119, 6.00%, 7/1/2038	951,334	1,069,308
Fannie Mae, Pool #986458, 6.00%, 8/1/2038	30,920	34,681
Fannie Mae, Pool #987831, 6.00%, 9/1/2038	119,530	134,068
Fannie Mae, Pool #990897, 6.00%, 9/1/2038	218,993	245,627
Fannie Mae, Pool #AD0220, 6.00%, 10/1/2038	232,855	262,272
Fannie Mae, Pool #993920, 6.00%, 11/1/2038	128,163	143,813
Fannie Mae, Pool #257497, 6.00%, 12/1/2038	74,349	83,391
Fannie Mae, Pool #AA0675, 6.00%, 12/1/2038	45,136	50,656
Fannie Mae, Pool #971022, 5.00%, 1/1/2039	121,965	134,512
Fannie Mae, Pool #AA1810, 5.00%, 1/1/2039	155,331	171,311
Fannie Mae, Pool #AD0307, 5.50%, 1/1/2039	1,438,371	1,592,569
Fannie Mae, Pool #983686, 5.00%, 2/1/2039	206,897	229,675
Fannie Mae, Pool #AA7681, 4.50%, 6/1/2039	1,905,601	2,054,288
Fannie Mae, Pool #AD0527, 5.50%, 6/1/2039	528,715	585,395
Fannie Mae, Pool #AE0604, 6.00%, 7/1/2039	1,813,602	2,043,958
Fannie Mae, Pool #AA6788, 6.00%, 8/1/2039	348,280	392,592
Fannie Mae, Pool #AC0463, 5.00%, 11/1/2039	185,052	204,253
Fannie Mae, Pool #AC5111, 5.00%, 11/1/2039	339,028	374,261
Fannie Mae, Pool #MA0258, 4.50%, 12/1/2039	2,767,637	2,983,621
Fannie Mae, Pool #MA0259, 5.00%, 12/1/2039	154,705	170,867
Fannie Mae, Pool #AC8573, 5.00%, 1/1/2040	270,207	298,537
Fannie Mae, Pool #AL1595, 6.00%, 1/1/2040	2,303,645	2,585,931

	PRINCIPAL AMOUNT[2]	VALUE

U.S. GOVERNMENT AGENCIES (continued)
Mortgage-Backed Securities (continued)
Fannie Mae, Pool #AE0061, 6.00%, 2/1/2040	723,293	$811,284
Fannie Mae, Pool #AL0152, 6.00%, 6/1/2040	2,975,893	3,338,314
Fannie Mae, Pool #AL2581, 6.00%, 6/1/2040	1,751,336	1,974,516
Fannie Mae, Pool #890519, 6.00%, 10/1/2040	4,220,403	4,743,458
Fannie Mae, Pool #AE0951, 4.50%, 2/1/2041	1,721,628	1,856,312
Fannie Mae, Pool #AH9054, 4.50%, 4/1/2041	739,143	797,846
Fannie Mae, Pool #AI2468, 4.50%, 5/1/2041	535,706	578,273
Fannie Mae, Pool #AL0160, 4.50%, 5/1/2041	1,766,624	1,905,901
Fannie Mae, Pool #AJ1415, 4.50%, 9/1/2041	451,881	487,875
Fannie Mae, Pool #AL3454, 3.00%, 4/1/2043	1,934,081	1,905,081
Fannie Mae, Pool #AT3045, 3.00%, 4/1/2043	454,526	447,686
Fannie Mae, Pool #AB9782, 3.00%, 7/1/2043	1,055,354	1,038,494
Fannie Mae, Pool #MA1489, 3.00%, 7/1/2043	963,378	945,789
Freddie Mac, Pool #G11850, 5.50%, 7/1/2020	396,588	424,129
Freddie Mac, Pool #G12610, 6.00%, 3/1/2022	151,848	165,933
Freddie Mac, Pool #G12655, 6.00%, 5/1/2022	112,320	122,839
Freddie Mac, Pool #G13078, 6.00%, 3/1/2023	150,291	164,122
Freddie Mac, Pool #E09019, 3.00%, 12/1/2027	355,194	365,752
Freddie Mac, Pool #E09022, 3.00%, 1/1/2028	190,097	195,957
Freddie Mac, Pool #J22551, 3.00%, 1/1/2028	380,981	392,306
Freddie Mac, Pool #J22427, 3.00%, 2/1/2028	298,852	308,065
Freddie Mac, Pool #G14708, 3.50%, 2/1/2028	455,143	479,066
Freddie Mac, Pool #J23444, 3.00%, 4/1/2028	187,060	192,827
Freddie Mac, Pool #C91746, 4.50%, 12/1/2033	308,977	335,780
Freddie Mac, Pool #C91754, 4.50%, 2/1/2034	2,141,663	2,327,451
Freddie Mac, Pool #C91762, 4.50%, 4/1/2034	2,775,077	3,015,822
Freddie Mac, Pool #G08216, 5.50%, 8/1/2037	890,004	982,849
Freddie Mac, Pool #G03332, 6.00%, 10/1/2037	95,055	106,509

16

Investment Portfolio - July 31, 2014

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	PRINCIPAL AMOUNT[2]	VALUE

U.S. GOVERNMENT AGENCIES (continued)
Mortgage-Backed Securities (continued)
Freddie Mac, Pool #G03696, 5.50%, 1/1/2038	379,192	$418,749
Freddie Mac, Pool #G03926, 6.00%, 2/1/2038	1,409,252	1,579,865
Freddie Mac, Pool #G04264, 5.50%, 4/1/2038	1,603,425	1,770,692
Freddie Mac, Pool #G04731, 5.50%, 4/1/2038	873,275	964,374
Freddie Mac, Pool #G04176, 5.50%, 5/1/2038	399,008	440,632
Freddie Mac, Pool #A78227, 5.50%, 6/1/2038	391,449	432,285
Freddie Mac, Pool #G08273, 5.50%, 6/1/2038	999,309	1,103,556
Freddie Mac, Pool #G04471, 5.50%, 7/1/2038	140,208	154,834
Freddie Mac, Pool #G04776, 5.50%, 7/1/2038	1,041,117	1,149,725
Freddie Mac, Pool #G05956, 5.50%, 7/1/2038	1,338,824	1,478,489
Freddie Mac, Pool #G05671, 5.50%, 8/1/2038	672,003	742,105
Freddie Mac, Pool #G05196, 5.50%, 10/1/2038	1,347,888	1,488,499
Freddie Mac, Pool #G05409, 5.50%, 3/1/2039	1,199,398	1,324,518
Freddie Mac, Pool #A86522, 4.50%, 5/1/2039	2,714,182	2,920,367
Freddie Mac, Pool #G06021, 5.50%, 1/1/2040	834,902	921,998
Freddie Mac, Pool #G05923, 5.50%, 2/1/2040	706,046	779,700
Freddie Mac, Pool #G05900, 6.00%, 3/1/2040	298,175	334,106
Freddie Mac, Pool #G05906, 6.00%, 4/1/2040	178,168	199,765
Freddie Mac, Pool #G07104, 5.50%, 5/1/2040	711,495	792,345
Freddie Mac, Pool #G06789, 6.00%, 5/1/2040	863,706	968,729
Freddie Mac, Pool #C09026, 2.50%, 2/1/2043	1,984,403	1,865,969
Freddie Mac, Pool #V80002, 2.50%, 4/1/2043	2,469,748	2,322,264
Freddie Mac, Pool #Q19115, 3.00%, 6/1/2043	1,026,651	1,010,766
Ginnie Mae, Pool #671161, 5.50%, 11/15/2037	104,412	115,607

Total Mortgage-Backed Securities (Identified Cost $113,055,734)		115,165,155

	PRINCIPAL AMOUNT2/ SHARES/ CONTRACTS	VALUE

U.S. GOVERNMENT AGENCIES (continued)
Other Agencies - 12.2%
Fannie Mae, 2.375%, 7/28/2015	11,500,000	$11,746,606
Fannie Mae, 0.50%, 9/28/2015	23,000,000	23,056,695
Fannie Mae, 0.375%, 12/21/2015	14,000,000	14,005,572
Fannie Mae, 1.375%, 11/15/2016	20,000,000	20,277,340
Fannie Mae, 0.875%, 8/28/2017	31,000,000	30,789,758
Federal Home Loan Banks, Series 1, 0.875%, 5/24/2017	15,000,000	14,939,790
Freddie Mac, 0.50%, 5/13/2016	7,000,000	6,992,629
Freddie Mac, 2.00%, 8/25/2016	21,500,000	22,099,441
Freddie Mac, 0.875%, 2/22/2017	15,000,000	14,977,035
Freddie Mac, 1.25%, 5/12/2017	18,000,000	18,112,320
Freddie Mac, 2.375%, 1/13/2022	24,584,000	24,410,806

Total Other Agencies (Identified Cost $201,574,524)		201,407,992

TOTAL U.S. GOVERNMENT AGENCIES (Identified Cost $314,630,258)		316,573,147

SHORT-TERM INVESTMENT - 2.0%
Dreyfus Cash Management, Inc. - Institutional Shares[8], 0.03%, (Identified Cost $33,641,473)	33,641,473	33,641,473

TOTAL INVESTMENTS - 98.2% (Identified Cost $1,537,899,169)		1,620,806,738
OTHER ASSETS, LESS LIABILITIES - 1.8%		28,961,610

NET ASSETS - 100%		$1,649,768,348

PUT OPTIONS WRITTEN - 0.0%##
General Electric Co., Strike $25.00, Expiring August 16, 2014, (Premiums Received $9,158)	964	$(24,100)

17

Investment Portfolio - July 31, 2014

(unaudited)

FUTURES CONTRACTS OPEN AT JULY 31, 2014:
CONTRACTS PURCHASED/ (SOLD)	ISSUE	EXCHANGE	EXPIRATION	NOTIONAL VALUE[2]	UNREALIZED APPRECIATION (DEPRECIATION)
(399)	U.S. Treasury Bonds (30 Year)	Chicago Board of Trade	September 2014	54,825,094	$412,250
(659)	U.S. Treasury Notes (10 Year)	Chicago Board of Trade	September 2014	82,117,578	481,172
7,477	U.S. Treasury Notes (2 Year)	Chicago Board of Trade	September 2014	1,640,617,367	(415,878)
(1,243)	U.S. Treasury Notes (5 Year)	Chicago Board of Trade	September 2014	147,713,071	14,460
241	U.S. Ultra Treasury Bonds	Chicago Board of Trade	September 2014	36,353,344	(240,991)
226	Euro Dollar Futures	Chicago Mercantile	June 2015	56,152,525	5,650
(267)	Euro Dollar Futures	Chicago Mercantile	March 2016	65,832,187	53,400
(468)	Euro Dollar Futures	Chicago Mercantile	June 2016	115,057,800	120,400
(505)	Euro Dollar Futures	Chicago Mercantile	September 2016	123,794,437	151,762
(470)	Euro Dollar Futures	Chicago Mercantile	December 2016	114,909,125	164,300
(435)	Euro Dollar Futures	Chicago Mercantile	March 2017	106,123,688	163,513
(508)	Euro Dollar Futures	Chicago Mercantile	June 2017	123,685,300	209,250
(473)	Euro Dollar Futures	Chicago Mercantile	September 2017	114,974,475	206,688
(474)	Euro Dollar Futures	Chicago Mercantile	December 2017	115,045,725	200,725
(203)	Euro Dollar Futures	Chicago Mercantile	March 2018	49,217,350	87,575

Total					1,614,276

ADR - American Depositary Receipt

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

CLP - Chilean Peso

EUR - Euro

GBP - British Pound

GDR - Global Depository Receipt

IDR - Indonesian Rupiah

IO - Interest only

JPY - Japanese Yen

KRW - South Korean Won

MXN - Mexican Peso

MYR - Malaysian Ringgit

SGD - Singapore Dollar

##Less than 0.1%.

*Non-income producing security.

1A factor from a third party vendor was applied to determine the security’s fair value following the close of local trading.

2Amount is stated in USD unless otherwise noted.

18

Investment Portfolio - July 31, 2014

(unaudited)

[3]	The rate shown is a fixed rate as of July 31, 2014; the rate becomes floating, based on LIBOR plus a spread, at dates ranging from 2015 to 2022.
[4]	Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under Rule 144A and have been determined to be liquid. These securities amount to $131,450,502 or 8.0%, of the Series’ net assets as of July 31, 2014.
[5]	The coupon rate is floating and is the effective rate as of July 31, 2014.
[6]	Represents a Payment-In-Kind bond.
[7]	Represents a zero-coupon bond.
[8]	Rate shown is the current yield as of July 31, 2014.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Federal Tax Information:

On July 31, 2014, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$1,539,245,133
Unrealized appreciation	96,348,916
Unrealized depreciation	(14,787,311)

Net unrealized appreciation	$81,561,605

Fair Value Information:

Various inputs are used in determining the value of the Series assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to their fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of July 31, 2014 in valuing the Series assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Consumer Discretionary	$99,038,664	$96,906,601	$2,132,063	$—
Consumer Staples	63,000,317	39,776,717	23,223,600	—
Energy	78,350,310	76,470,563	1,879,747	—
Financials	68,161,635	53,869,554	14,292,081	—
Health Care	64,288,825	60,778,821	3,510,004	—
Industrials	33,363,985	32,438,535	925,450	—
Information Technology	96,247,137	95,361,640	885,497	—
Materials	37,387,092	36,192,823	1,194,269	—
Telecommunication Services	2,823,971	2,130,618	693,353	—
Utilities	2,701,228	2,701,228	—	—
Preferred securities:
Financials	2,107,133	2,107,133	—	—

19

Investment Portfolio - July 31, 2014

(unaudited)

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Debt securities:
U.S. Treasury and other U.S. Government agencies	$419,448,868	$—	$419,448,868	$—
States and political subdivisions (municipals)	2,219,072	—	2,219,072	—
Corporate debt:
Consumer Discretionary	63,812,878	—	63,812,878	—
Consumer Staples	9,216,616	—	9,216,616	—
Energy	31,825,760	—	31,825,760	—
Financials	292,761,779	—	292,761,779	—
Health Care	5,735,077	—	5,735,077	—
Industrials	30,810,095	—	30,810,095	—
Information Technology	13,446,494	—	13,446,494	—
Materials	17,133,720	—	17,133,720	—
Telecommunication Services	12,989,397	—	12,989,397	—
Utilities	3,233,600	—	3,233,600	—
Convertible corporate debt:
Consumer Discretionary	1,518,000	—	1,518,000	—
Financials	516,600	—	516,600	—
Asset-backed securities	6,054,211	—	6,054,211	—
Commercial mortgage-backed securities	78,157,240	—	78,157,240	—
Foreign government bonds	40,965,254	—	40,965,254	—
Mutual funds	43,491,780	43,491,780	—	—
Other financial instruments*:
Interest rate contracts	2,271,145	2,271,145	—	—

Total assets	1,623,077,883	544,497,158	1,078,580,725	—

Liabilities:
Other financial instruments*:
Equity contracts	(24,100)	(24,100)	—	—
Interest rate contracts	(656,869)	(656,869)	—	—

Total liabilities	(680,969)	(680,969)	—	—

Total	$1,622,396,914	$543,816,189	$1,078,580,725	$—

Please see the Investment Portfolio for foreign securities where a factor from a third party vendor was applied to determine the securities fair value following the close of local trading. Such securities are included in Level 2 in the table above.

There were no Level 3 securities held by the Series as of October 31, 2013 or July 31, 2014

*Other financial instruments are exchange traded options and futures (Level1). Futures are valued at the unrealized appreciation/ (depreciation) on the instrument and options are shown at value.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the nine months ended July 31, 2014.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

20

Investment Portfolio - July 31, 2014

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	SHARES	VALUE

COMMON STOCKS - 46.6%
Consumer Discretionary - 10.0%
Auto Components - 0.1%
F.C.C. Co. Ltd. (Japan)[1]	8,700	$156,036
Hankook Tire Co. Ltd. (South Korea)[1]	10,712	586,332
Musashi Seimitsu Industry Co. Ltd. (Japan)[1]	9,200	224,775
Nissin Kogyo Co. Ltd. (Japan)[1]	12,500	224,908

		1,192,051

Automobiles - 0.0%##
Hyundai Motor Co. (South Korea)[1]	1,200	284,075
Toyota Motor Corp. (Japan)[1]	4,900	289,296

		573,371

Diversified Consumer Services - 0.5%
Apollo Education Group, Inc.*	263,270	7,353,131
Kroton Educacional S.A. (Brazil)	27,422	730,772

		8,083,903

Hotels, Restaurants & Leisure - 0.5%
Arcos Dorados Holdings, Inc., - Class A (Argentina)	10,350	106,191
Hyatt Hotels Corp. - Class A*	10,810	635,952
InterContinental Hotels Group plc (United Kingdom)[1]	—	6
Royal Caribbean Cruises Ltd	13,880	827,942
Whistler Blackcomb Holdings, Inc. (Canada)	8,460	134,696
Whitbread plc (United Kingdom)[1]	9,640	698,087
Yum! Brands, Inc.	89,250	6,193,950

		8,596,824

Household Durables - 0.8%
DR Horton, Inc.	214,400	4,438,080
Lennar Corp. - Class A	100,450	3,639,303
LG Electronics, Inc. (South Korea)[1]	5,610	415,603
LGI Homes, Inc.*	8,250	150,067
Nikon Corp. (Japan)[1]	11,700	181,466
PulteGroup, Inc.	18,520	326,878
Toll Brothers, Inc.*	130,990	4,282,063
TRI Pointe Homes, Inc.*	18,490	249,800
WCI Communities, Inc.*	7,200	123,768

		13,807,028

Internet & Catalog Retail - 1.3%
Amazon.com, Inc.*	28,390	8,885,786
ASOS plc (United Kingdom)*[1]	8,070	339,256
Expedia, Inc.	9,550	758,461
Groupon, Inc.*	165,540	1,071,044
MakeMyTrip Ltd. (India)*	8,790	266,073
Ocado Group plc (United Kingdom)*[1]	10,690	60,464
The Priceline Group, Inc.*	8,230	10,225,363

	SHARES	VALUE

COMMON STOCKS (continued)
Consumer Discretionary (continued)
Internet & Catalog Retail (continued)
TripAdvisor, Inc.*	15,890	$1,507,008

		23,113,455

Media - 5.8%
AMC Networks, Inc. - Class A*	275,750	16,509,152
British Sky Broadcasting Group plc (United Kingdom)[1]	31,890	472,034
CBS Outdoor Americas, Inc.	8,330	277,306
Gannett Co., Inc.	23,230	760,086
Grupo Televisa S.A.B. - ADR (Mexico)	2,970	105,702
Lamar Advertising Co. - Class A	5,400	270,810
Liberty Global plc - Class A - ADR (United Kingdom)*	124,650	5,185,440
Liberty Global plc - Class C - ADR (United Kingdom)*	126,980	5,077,930
Mediaset Espana Comunicacion S.A. (Spain)[1]	32,220	375,801
Morningstar, Inc.	11,680	792,021
Nexstar Broadcasting Group, Inc. - Class A	97,100	4,523,889
NOS SGPS S.A. (Portugal)[1]	25,000	149,004
ProSiebenSat.1 Media AG (Germany)[1]	1,910	80,083
Reed Elsevier plc - ADR (United Kingdom)	4,434	285,949
Sinclair Broadcast Group, Inc. - Class A	332,510	10,743,398
Societe Television Francaise 1 (France)[1]	14,640	215,922
Starz - Class A*	343,880	9,804,019
Tribune Media Co. - Class A*	60,720	5,009,400
Tribune Publishing Co.*	15,180	319,235
Twenty-First Century Fox, Inc. - Class A	728,030	23,063,990
Viacom, Inc. - Class B	180,640	14,933,509
World Wrestling Entertainment, Inc. - Class A	76,810	958,589

		99,913,269

Multiline Retail - 0.0%##
Marks & Spencer Group plc (United Kingdom)[1]	21,410	154,977

Specialty Retail - 0.3%
American Eagle Outfitters, Inc.	102,470	1,092,330
Belle International Holdings Ltd. (Hong Kong)[1]	346,900	429,683
China ZhengTong Auto Services Holdings Ltd. (China)[1]	181,000	100,172
Dick’s Sporting Goods, Inc.	28,650	1,218,485
Groupe Fnac S.A. (France)*[1]	203	8,989
Hennes & Mauritz AB - Class B (Sweden)[1]	6,690	273,497
Kingfisher plc (United Kingdom)[1]	209,060	1,055,939

1

Investment Portfolio - July 31, 2014

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Consumer Discretionary (continued)
Specialty Retail (continued)
Komeri Co. Ltd. (Japan)[1]	9,900	$231,336
SA SA International Holdings Ltd. (Hong Kong)[1]	596,000	473,692

		4,884,123

Textiles, Apparel & Luxury Goods - 0.7%
Adidas AG (Germany)[1]	4,150	328,615
Daphne International Holdings Ltd. (China)[1]	288,000	126,719
Gildan Activewear, Inc. (Canada)	18,860	1,104,442
Hugo Boss AG (Germany)[1]	2,480	355,844
Kering (France)[1]	1,625	347,885
Lululemon Athletica, Inc.*	259,530	9,984,119

		12,247,624

Total Consumer Discretionary		172,566,625

Consumer Staples - 4.3%
Beverages - 1.4%
AMBEV S.A. - ADR (Brazil)	959,910	6,613,780
Anheuser-Busch InBev N.V. (Belgium)[1]	116,320	12,554,708
Carlsberg A/S - Class B (Denmark)[1]	5,800	554,935
Cia Cervecerias Unidas S.A. - ADR (Chile)	9,075	204,732
Diageo plc (United Kingdom)[1]	22,700	681,736
Monster Beverage Corp.*	10,640	680,534
Treasury Wine Estates Ltd. (Australia)[1]	586,420	2,687,278
Tsingtao Brewery Co. Ltd. - Class H (China)[1]	66,000	537,745

		24,515,448

Food & Staples Retailing - 0.5%
Carrefour S.A. (France)[1]	23,947	827,002
Casino Guichard-Perrachon S.A. (France)[1]	2,420	291,670
Dairy Farm International Holdings Ltd. (Hong Kong)[1]	38,700	413,703
Tesco plc (United Kingdom)[1]	1,429,925	6,204,067
Wal-Mart de Mexico S.A.B. de C.V. - Class V (Mexico)	162,600	403,794

		8,140,236

Food Products - 1.5%
Annie’s, Inc.*	25,040	730,667
Charoen Pokphand Foods PCL (Thailand)[1]	600,680	496,766
Danone S.A. (France)[1]	10,810	780,813
Dean Foods Co.	52,380	802,462
Grupo Bimbo S.A.B. de C.V. - Class A (Mexico)	138,570	424,934
Keurig Green Mountain, Inc.	14,680	1,751,030
M Dias Branco S.A. (Brazil)	5,100	209,328

	SHARES	VALUE

COMMON STOCKS (continued)
Consumer Staples (continued)
Food Products (continued)
Nestle S.A. (Switzerland)[1]	161,020	$11,921,932
Tiger Brands, Ltd. (South Africa)[1]	9,610	276,292
Unilever plc - ADR (United Kingdom)	208,659	9,020,329

		26,414,553

Household Products - 0.2%
Energizer Holdings, Inc.	25,100	2,880,476
Reckitt Benckiser Group plc (United Kingdom)[1]	8,900	785,672

		3,666,148

Personal Products - 0.0%##
Beiersdorf AG (Germany)[1]	1,320	118,977
Natura Cosmeticos S.A. (Brazil)	9,100	142,271

		261,248

Tobacco - 0.7%
Gudang Garam Tbk PT (Indonesia)[1]	38,000	175,714
Imperial Tobacco Group plc (United Kingdom)[1]	257,590	11,152,127
Swedish Match AB (Sweden)[1]	12,920	423,474

		11,751,315

Total Consumer Staples		74,748,948

Energy - 6.8%
Energy Equipment & Services - 3.6%
Anton Oilfield Services Group (China)[1]	78,000	43,819
Baker Hughes, Inc.	221,190	15,211,236
Cameron International Corp.*	218,980	15,527,872
CGG S.A. (France)*[1]	11,858	122,704
Core Laboratories N.V. - ADR	660	96,644
Eurasia Drilling Co. Ltd. - GDR (Russia)[1]	4,130	125,304
Oceaneering International, Inc.	1,870	126,992
Petroleum Geo-Services ASA (Norway)[1]	7,660	65,064
Saipem S.p.A. (Italy)[1]	17,540	408,541
Schlumberger Ltd.	149,195	16,171,246
SPT Energy Group, Inc. (China)[1]	114,000	60,321
Trican Well Service Ltd. (Canada)	20,240	292,179
Weatherford International plc - ADR*	645,920	14,449,230

		62,701,152

Oil, Gas & Consumable Fuels - 3.2%
Apache Corp.	44,770	4,596,088
Cameco Corp. (Canada)	91,960	1,853,914
Cloud Peak Energy, Inc.*	68,680	1,063,166
Encana Corp. (Canada)	30,670	660,939
EOG Resources, Inc.	31,490	3,446,266
Hess Corp.	267,170	26,444,487

2

Investment Portfolio - July 31, 2014

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Energy (continued)
Oil, Gas & Consumable Fuels (continued)
Koninklijke Vopak N.V. (Netherlands)[1]	3,920	$181,456
Pacific Rubiales Energy Corp. (Colombia)	23,960	458,170
Peabody Energy Corp.	796,800	12,087,456
Petroleo Brasileiro S.A. - ADR (Brazil)	45,890	771,870
Range Resources Corp.	32,410	2,449,872
Royal Dutch Shell plc - Class B (Netherlands)[1]	6,202	267,070
Royal Dutch Shell plc - Class B - ADR (Netherlands)	6,790	584,891
Talisman Energy, Inc. (Canada)	81,750	855,475
Whitehaven Coal Ltd. (Australia)*[1]	39,000	60,831

		55,781,951

Total Energy		118,483,103

Financials - 4.8%
Banks - 1.3%
Hong Leong Financial Group Berhad (Malaysia)[1]	117,900	642,419
HSBC Holdings plc (United Kingdom)[1]	1,198,320	12,847,138
ICICI Bank Ltd. - ADR (India)	7,650	382,653
KeyCorp.	57,250	775,165
Popular, Inc.*	206,680	6,593,092
Shinhan Financial Group Co. Ltd. (South Korea)[1]	9,100	449,428
Sumitomo Mitsui Trust Holdings, Inc. (Japan)[1]	106,000	461,281
Synovus Financial Corp.	30,602	720,677

		22,871,853

Capital Markets - 0.1%
CETIP S.A. - Mercados Organizados (Brazil)	10,840	152,895
Daiwa Securities Group, Inc. (Japan)[1]	46,000	386,215
Legg Mason, Inc.	25,450	1,207,603

		1,746,713

Diversified Financial Services - 0.2%
Berkshire Hathaway, Inc. - Class B*	1,000	125,430
JSE Ltd. (South Africa)[1]	40,370	373,845
MSCI, Inc.*	40,770	1,844,843

		2,344,118

Insurance - 0.2%
Admiral Group plc (United Kingdom)[1]	13,270	325,603
Allianz SE (Germany)[1]	7,010	1,167,065
AXA S.A. (France)[1]	11,080	254,559
Brasil Insurance Participacoes e Administracao S.A. (Brazil)	31,700	133,437
Mapfre S.A. (Spain)[1]	204,600	786,967

	SHARES	VALUE

COMMON STOCKS (continued)
Financials (continued)
Insurance (continued)
Muenchener Rueckversicherungs AG (MunichRe) (Germany)[1]	3,525	$747,905
Zurich Insurance Group AG (Switzerland)[1]	1,580	459,006

		3,874,542

Real Estate Investment Trusts (REITS) - 2.5%
Agree Realty Corp.	20,700	606,096
Alstria Office REIT AG (Germany)[1]	38,200	505,787
American Campus Communities, Inc.	9,940	386,865
Apartment Investment & Management Co. - Class A	16,410	560,894
Associated Estates Realty Corp.	30,940	546,710
AvalonBay Communities, Inc.	3,230	478,298
BioMed Realty Trust, Inc.	71,610	1,539,615
Boston Properties, Inc.	8,650	1,033,242
Camden Property Trust	6,420	464,551
CatchMark Timber Trust, Inc. - Class A	12,300	147,600
CBL & Associates Properties, Inc.	95,630	1,788,281
Chesapeake Lodging Trust	21,900	649,992
CoreSite Realty Corp.	19,760	645,362
Corporate Office Properties Trust	56,100	1,591,557
Crown Castle International Corp.	4,030	298,945
CubeSmart	30,510	555,587
DDR Corp.	20,000	350,800
Digital Realty Trust, Inc.	26,000	1,674,140
DuPont Fabros Technology, Inc.	59,450	1,629,525
Education Realty Trust, Inc.	42,460	448,378
Equity Lifestyle Properties, Inc.	10,400	460,616
Equity Residential	7,740	500,391
Essex Property Trust, Inc.	2,740	519,422
Fibra Shop Portafolios Inmobiliarios SAPI de CV (Mexico)	109,000	156,657
General Growth Properties, Inc.	33,430	781,259
Glimcher Realty Trust	44,160	474,278
HCP, Inc.	21,610	897,463
Health Care REIT, Inc.	17,790	1,131,978
Healthcare Trust of America, Inc.	29,230	348,129
Home Properties, Inc.	10,250	674,347
Host Hotels & Resorts, Inc.	53,994	1,173,830
Kimco Realty Corp.	37,820	846,412
Kite Realty Group Trust	56,940	347,334
Lexington Realty Trust	27,580	301,725
Mack-Cali Realty Corp.	22,970	484,667
Mid-America Apartment Communities, Inc.	7,110	497,131
Pebblebrook Hotel Trust	24,230	881,972
Pennsylvania Real Estate Investment Trust	15,000	288,450

3

Investment Portfolio - July 31, 2014

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Financials (continued)
Real Estate Investment Trusts (REITS) (continued)
Physicians Realty Trust	33,000	$464,640
Plum Creek Timber Co., Inc.	9,130	377,708
Potlatch Corp.	2,550	105,315
Public Storage	3,580	614,364
Rayonier, Inc.	2,740	93,324
Saul Centers, Inc.	2,920	139,196
Scentre Group (Australia)*[1]	128,338	405,499
Simon Property Group, Inc.	10,730	1,804,679
Sovran Self Storage, Inc.	12,950	993,524
Spirit Realty Capital, Inc.	26,330	304,638
UDR, Inc.	29,900	869,492
Ventas, Inc.	14,500	920,750
Washington Prime Group, Inc.*	20,315	383,750
Westfield Corp. (Australia)[1]	103,000	715,969
Weyerhaeuser Co.	274,090	8,584,499

		43,445,633

Real Estate Management & Development - 0.5%
Forest City Enterprises, Inc. - Class A*	21,570	413,497
Forestar Group, Inc.*	8,000	149,600
General Shopping Brasil S.A. (Brazil)*	58,130	222,912
Realogy Holdings Corp.*	209,630	7,705,999

		8,492,008

Total Financials		82,774,867

Health Care - 5.2%
Biotechnology - 0.1%
BioMarin Pharmaceutical, Inc.*	12,940	799,951
Green Cross Corp. (South Korea)[1]	5,859	693,069
Seattle Genetics, Inc.*	20,200	711,040

		2,204,060

Health Care Equipment & Supplies - 1.1%
Becton, Dickinson and Co.	91,980	10,691,755
BioMerieux (France)[1]	10,240	1,065,547
Carl Zeiss Meditec AG (Germany)[1]	12,060	357,550
HeartWare International, Inc.*	16,420	1,382,728
Neogen Corp.*	11,415	498,379
Shandong Weigao Group Medical Polymer Co. Ltd. - Class H (China)[1]	1,394,700	1,430,603
Straumann Holding AG (Switzerland)[1]	5,370	1,267,126
Thoratec Corp.*	39,740	1,291,550

		17,985,238

Health Care Providers & Services - 1.3%
Catamaran Corp.*	216,510	9,849,040
Express Scripts Holding Co.*	107,920	7,516,628
Fresenius Medical Care AG & Co. KGaA (Germany)[1]	7,220	500,474

	SHARES	VALUE

COMMON STOCKS (continued)
Health Care (continued)
Health Care Providers & Services (continued)
Fresenius Medical Care AG & Co. KGaA - ADR (Germany)	11,070	$383,133
KPJ Healthcare Berhad (Malaysia)[1]	122,300	134,934
Life Healthcare Group Holdings Ltd. (South Africa)[1]	144,599	593,371
Odontoprev S.A. (Brazil)	118,730	485,648
Quest Diagnostics, Inc.	13,780	841,958
Sonic Healthcare Ltd. (Australia)[1]	8,870	148,361
Tenet Healthcare Corp.*	16,110	850,125
Universal Health Services, Inc. - Class B	9,040	963,664

		22,267,336

Health Care Technology - 1.5%
Cerner Corp.*	467,776	25,821,235

Life Sciences Tools & Services - 0.0%##
Gerresheimer AG (Germany)[1]	3,210	221,585
QIAGEN N.V.*[1]	12,340	301,345

		522,930

Pharmaceuticals - 1.2%
AstraZeneca plc (United Kingdom)[1]	1,890	138,002
AstraZeneca plc - ADR (United Kingdom)	11,950	869,841
Bayer AG (Germany)[1]	9,575	1,263,001
GlaxoSmithKline plc (United Kingdom)[1]	11,020	265,569
Johnson & Johnson	77,670	7,773,990
Novo Nordisk A/S - Class B (Denmark)[1]	4,050	186,430
Sanofi (France)[1]	2,290	240,429
Sanofi - ADR (France)	153,330	8,014,559
Shire plc (Ireland)[1]	16,965	1,396,366
Teva Pharmaceutical Industries Ltd. - ADR (Israel)	7,240	387,340

		20,535,527

Total Health Care		89,336,326

Industrials - 3.3%
Air Freight & Logistics - 0.5%
C.H. Robinson Worldwide, Inc.	130,150	8,779,919

Airlines - 0.3%
Gol Linhas Aereas Inteligentes S.A. - ADR (Brazil)	498,180	3,018,971
Latam Airlines Group S.A. - ADR (Chile)*	136,995	1,605,581
Republic Airways Holdings, Inc.*	87,000	864,780
Ryanair Holdings plc - ADR (Ireland)*	5,790	306,812

		5,796,144

4

Investment Portfolio - July 31, 2014

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Industrials (continued)
Commercial Services & Supplies - 0.0%##
Aggreko plc (United Kingdom)[1]	16,200	$469,124
MiX Telematics Ltd. - ADR (South Africa)*	9,780	98,191
Tomra Systems ASA (Norway)[1]	49,750	413,505

		980,820

Electrical Equipment - 0.1%
Alstom S.A. (France)[1]	15,620	561,776
Nexans S.A. (France)[1]	3,755	171,022
Polypore International, Inc.*	3,760	162,056
Schneider Electric S.E. (France)[1]	6,060	513,623

		1,408,477

Industrial Conglomerates - 0.8%
General Electric Co.	446,110	11,219,667
Siemens AG (Germany)[1]	16,600	2,050,032

		13,269,699

Machinery - 0.8%
AGCO Corp.	4,370	212,863
Andritz AG (Austria)[1]	6,720	363,731
Chart Industries, Inc.*	9,000	684,450
FANUC Corp. (Japan)[1]	5,600	967,850
Joy Global, Inc.	132,020	7,823,505
Kennametal, Inc.	2,070	87,520
KUKA AG (Germany)[1]	2,930	162,483
Pentair plc (United Kingdom)	4,300	275,501
SKF AB - Class B (Sweden)[1]	9,290	218,985
Terex Corp.	26,100	900,711
Westport Innovations, Inc. - ADR (Canada)*	70,070	1,208,007
Xylem, Inc.	12,580	443,948

		13,349,554

Marine - 0.0%##
Pacific Basin Shipping Ltd. (Hong Kong)[1]	41,000	24,697
Sinotrans Shipping Ltd. (China)[1]	657,000	180,719

		205,416

Professional Services - 0.5%
Equifax, Inc.	111,270	8,466,534
Experian plc (United Kingdom)[1]	20,290	347,178
SGS S.A. (Switzerland)[1]	210	457,473

		9,271,185

Road & Rail - 0.2%
Heartland Express, Inc.	35,510	797,199
Hertz Global Holdings, Inc.*	55,580	1,568,468
Kansas City Southern	1,850	201,761

	SHARES	VALUE

COMMON STOCKS (continued)
Industrials (continued)
Road & Rail (continued)
Swift Transportation Co.*	36,920	$755,014

		3,322,442

Trading Companies & Distributors - 0.1%
Brenntag AG (Germany)[1]	3,580	574,765
Fastenal Co.	24,430	1,083,471

		1,658,236

Total Industrials		58,041,892

Information Technology - 8.6%
Communications Equipment - 1.7%
Alcatel-Lucent - ADR (France)	118,770	407,381
ARRIS Group, Inc.*	40,200	1,373,634
Juniper Networks, Inc.*	660,510	15,548,405
Polycom, Inc.*	115,250	1,477,505
Qualcomm, Inc.	156,190	11,511,203

		30,318,128

Electronic Equipment, Instruments & Components - 0.2%
Cognex Corp.*	3,030	124,169
FLIR Systems, Inc.	26,410	878,925
Hitachi Ltd. (Japan)[1]	169,000	1,309,886
Keyence Corp. (Japan)[1]	1,123	489,229

		2,802,209

Internet Software & Services - 1.9%
eBay, Inc.*	241,120	12,731,136
Google, Inc. - Class A*	14,336	8,308,429
Google, Inc. - Class C*	14,336	8,194,458
MercadoLibre, Inc. (Argentina)	7,000	647,500
NetEase, Inc. - ADR (China)	4,750	399,190
Qihoo 360 Technology Co. Ltd. - ADR (China)*	13,880	1,265,162
Tencent Holdings Ltd. (China)[1]	36,500	592,751
Yandex N.V. - Class A - ADR (Russia)*	5,060	153,217
Zillow, Inc. - Class A*	10,570	1,517,112

		33,808,955

IT Services - 1.3%
Amdocs Ltd. - ADR	5,440	246,650
EVERTEC, Inc.	73,100	1,634,516
InterXion Holding N.V. - ADR (Netherlands)*	6,640	180,608
MasterCard, Inc. - Class A	78,780	5,841,537
VeriFone Systems, Inc.*	273,990	9,181,405
Visa, Inc. - Class A	28,870	6,091,859

		23,176,575

5

Investment Portfolio - July 31, 2014

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Information Technology (continued)
Semiconductors & Semiconductor Equipment - 0.1%
GCL-Poly Energy Holdings Ltd. (Hong Kong)[1]	385,000	$124,291
REC Silicon ASA (Norway)*[1]	193,730	106,529
Samsung Electronics Co. Ltd. (South Korea)[1]	790	1,022,429

		1,253,249

Software - 0.9%
Aspen Technology, Inc.*	1,840	79,930
AVEVA Group plc (United Kingdom)[1]	9,531	321,596
Check Point Software Technologies Ltd. (Israel)*	470	31,899
Electronic Arts, Inc.*	344,870	11,587,632
FireEye, Inc.*	2,290	81,295
Fortinet, Inc.*	4,030	98,937
Imperva, Inc.*	1,170	25,939
Nuance Communications, Inc.*	50,180	912,272
Proofpoint, Inc.*	2,240	79,005
SAP AG (Germany)[1]	12,350	970,607
Temenos Group AG (Switzerland)[1]	6,350	226,995
Totvs S.A. (Brazil)	39,750	681,904

		15,098,011

Technology Hardware, Storage & Peripherals - 2.5%
Apple, Inc.	156,093	14,917,808
Canon, Inc. (Japan)[1]	5,100	166,848
EMC Corp.	939,650	27,531,745
Stratasys Ltd.*	1,410	141,761

		42,758,162

Total Information Technology		149,215,289

Materials - 3.4%
Chemicals - 2.3%
Akzo Nobel N.V. (Netherlands)[1]	1,190	85,708
BASF SE (Germany)[1]	4,890	506,084
Linde AG (Germany)[1]	4,880	995,316
Monsanto Co.	213,890	24,188,820
The Mosaic Co.	244,150	11,257,757
Potash Corp. of Saskatchewan, Inc. (Canada)	5,870	208,326
Rayonier Advanced Materials, Inc.*	913	29,647
Sociedad Quimica y Minera de Chile S.A. - ADR (Chile)	51,060	1,415,894
Umicore S.A. (Belgium)[1]	8,530	412,243
Wacker Chemie AG (Germany)[1]	1,130	130,801
Yingde Gases Group Co. Ltd. (China)[1]	184,000	200,825

		39,431,421

Construction Materials - 0.0%##
CRH plc (Ireland)[1]	7,650	178,037

	SHARES	VALUE

COMMON STOCKS (continued)
Materials (continued)
Construction Materials (continued)
Holcim Ltd. (Switzerland)[1]	2,120	$169,635

		347,672

Metals & Mining - 1.1%
Alcoa, Inc.	1,033,620	16,941,032
Alumina Ltd. (Australia)*[1]	276,240	406,127
Impala Platinum Holdings Ltd. (South Africa)[1]	21,490	212,955
Norsk Hydro ASA (Norway)[1]	74,650	442,568
Stillwater Mining Co.*	74,180	1,327,822
Teck Resources Ltd. - Class B (Canada)	20,900	500,764
ThyssenKrupp AG (Germany)[1]	4,970	140,000

		19,971,268

Total Materials		59,750,361

Telecommunication Services - 0.2%
Diversified Telecommunication Services - 0.1%
Telefonica S.A. - ADR (Spain)	37,580	610,299
Telenor ASA - ADR (Norway)[2]	9,580	663,894

		1,274,193

Wireless Telecommunication Services - 0.1%
America Movil S.A.B. de C.V. - Class L - ADR (Mexico)	31,690	746,933
China Mobile Ltd. (China)[1]	40,000	437,066
MTN Group Ltd. (South Africa)[1]	10,810	223,760

		1,407,759

Total Telecommunication Services		2,681,952

TOTAL COMMON STOCKS (Identified Cost $685,953,347)		807,599,363

PREFERRED STOCKS - 0.2%
Financials - 0.2%
Banks - 0.1%
U.S. Bancorp., Series F (non-cumulative), 6.50%[3]	29,800	845,128

Insurance - 0.0%##
Principal Financial Group, Inc., Series A (non-cumulative), 5.563%[3]	7,100	725,620

Real Estate Investment Trusts (REITS) - 0.1%
Public Storage, Series Q, 6.50%	37,110	983,415

TOTAL PREFERRED STOCKS (Identified Cost $2,377,425)		2,554,163

6

Investment Portfolio - July 31, 2014

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	PRINCIPAL AMOUNT[4]	VALUE

CORPORATE BONDS - 22.2%
Convertible Corporate Bonds - 0.1%
Consumer Discretionary - 0.1%
Internet & Catalog Retail - 0.1%
The Priceline Group, Inc., 0.35%, 6/15/2020	1,225,000	$1,470,000

Financials - 0.0%##
Real Estate Investment Trusts (REITS) -0.0%##
BioMed Realty LP5, 3.75%, 1/15/2030	825,000	1,039,500

Total Convertible Corporate Bonds (Identified Cost $2,456,625)		2,509,500

Non-Convertible Corporate Bonds - 22.1%
Consumer Discretionary - 2.8%
Auto Components - 0.4%
Delphi Corp., 5.00%, 2/15/2023	1,714,000	1,840,407
Icahn Enterprises LP - Icahn Enterprises Finance Corp., 3.50%, 3/15/2017	3,195,000	3,179,025
Icahn Enterprises LP - Icahn Enterprises Finance Corp., 6.00%, 8/1/2020	950,000	990,375
Icahn Enterprises LP - Icahn Enterprises Finance Corp., 5.875%, 2/1/2022	725,000	739,047

		6,748,854

Automobiles - 0.3%
Ford Motor Credit Co. LLC, 6.625%, 8/15/2017	2,000,000	2,284,754
Ford Motor Credit Co. LLC, 5.00%, 5/15/2018	775,000	853,475
Ford Motor Credit Co. LLC, 8.125%, 1/15/2020	1,070,000	1,352,967

		4,491,196

Diversified Consumer Services - 0.2%
Block Financial LLC, 5.50%, 11/1/2022	2,795,000	3,041,226
Crestview DS Merger Sub II, Inc., 10.00%, 9/1/2021	650,000	730,437

		3,771,663

Hotels, Restaurants & Leisure - 0.3%
International Game Technology, 7.50%, 6/15/2019	4,255,000	4,854,951
Royal Caribbean Cruises Ltd., 11.875%, 7/15/2015	555,000	609,113

		5,464,064

Household Durables - 0.5%
Brookfield Residential Properties, Inc. - Brookfield Residential US Corp. (Canada)[5], 6.125%, 7/1/2022	1,015,000	1,040,375
Newell Rubbermaid, Inc., 4.70%, 8/15/2020	1,855,000	1,995,199
NVR, Inc., 3.95%, 9/15/2022	528,000	530,626

	PRINCIPAL AMOUNT[4]	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Consumer Discretionary (continued)
Household Durables (continued)
Tupperware Brands Corp., 4.75%, 6/1/2021	3,995,000	$4,259,940
Weekley Homes LLC - Weekley Finance Corp., 6.00%, 2/1/2023	885,000	878,363

		8,704,503

Media - 0.8%
British Sky Broadcasting Group plc (United Kingdom)[5], 9.50%, 11/15/2018	2,100,000	2,679,306
CCO Holdings LLC - CCO Holdings Capital Corp., 5.25%, 9/30/2022	745,000	730,100
Cogeco Cable, Inc. (Canada)[5], 4.875%, 5/1/2020	695,000	698,475
Columbus International, Inc. (Barbados)[5], 7.375%, 3/30/2021	675,000	712,125
DIRECTV Holdings LLC - DIRECTV Financing Co., Inc., 5.20%, 3/15/2020	2,115,000	2,359,765
Discovery Communications LLC, 5.05%, 6/1/2020	2,015,000	2,247,009
Sirius XM Radio, Inc.[5], 4.25%, 5/15/2020	1,405,000	1,352,313
Time Warner, Inc., 4.875%, 3/15/2020	1,200,000	1,329,313
Time Warner, Inc., 4.75%, 3/29/2021	1,610,000	1,778,042

		13,886,448

Multiline Retail - 0.2%
Dollar General Corp., 1.875%, 4/15/2018	1,270,000	1,256,461
Macy’s Retail Holdings, Inc., 2.875%, 2/15/2023	1,320,000	1,266,597

		2,523,058

Specialty Retail - 0.1%
The TJX Companies, Inc., 2.75%, 6/15/2021	1,500,000	1,489,833

Textiles, Apparel & Luxury Goods - 0.0%##
VF Corp., 5.95%, 11/1/2017	640,000	728,295

Total Consumer Discretionary		47,807,914

Consumer Staples - 0.6%
Beverages - 0.1%
Pernod-Ricard S.A. (France)[5], 5.75%, 4/7/2021	1,350,000	1,551,263

Food & Staples Retailing - 0.2%
C&S Group Enterprises, LLC[5], 5.375%, 7/15/2022	1,110,000	1,093,350
KeHE Distributors LLC - KeHE Finance Corp.[5], 7.625%, 8/15/2021	865,000	932,037

7

Investment Portfolio - July 31, 2014

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	PRINCIPAL AMOUNT[4]	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Consumer Staples (continued)
Food & Staples Retailing (continued)
Shearer’s Foods LLC - Chip Finance Corp.[5], 9.00%, 11/1/2019	710,000	$775,675

		2,801,062

Food Products - 0.1%
Pinnacle Operating Corp.[5], 9.00%, 11/15/2020	1,030,000	1,107,250

Household Products - 0.2%
Energizer Holdings, Inc., 4.70%, 5/19/2021	1,300,000	1,348,393
Harbinger Group, Inc., 7.875%, 7/15/2019	885,000	960,225
Harbinger Group, Inc., 7.75%, 1/15/2022	640,000	651,200

		2,959,818

Tobacco - 0.0%##
Vector Group Ltd., 7.75%, 2/15/2021	870,000	922,200
Vector Group Ltd.[5], 7.75%, 2/15/2021	120,000	127,200

		1,049,400

Total Consumer Staples		9,468,793

Energy - 1.7%
Energy Equipment & Services - 0.6%
Baker Hughes, Inc., 7.50%, 11/15/2018	1,215,000	1,481,293
Calfrac Holdings LP (Canada)[5], 7.50%, 12/1/2020	1,015,000	1,070,825
Parker Drilling Co.[5], 6.75%, 7/15/2022	975,000	994,500
Schlumberger Oilfield plc[5], 4.20%, 1/15/2021	905,000	985,013
Shelf Drilling Holdings Ltd. (United Arab Emirates)[5], 8.625%, 11/1/2018	1,030,000	1,091,800
Weatherford International Ltd., 9.625%, 3/1/2019	4,175,000	5,422,811

		11,046,242

Oil, Gas & Consumable Fuels - 1.1%
Baytex Energy Corp. (Canada)[5], 5.125%, 6/1/2021	1,085,000	1,076,863
Buckeye Partners LP, 4.15%, 7/1/2023	1,295,000	1,330,483
Chesapeake Energy Corp.[6], 3.484%, 4/15/2019	1,050,000	1,052,625
Denbury Resources, Inc., 5.50%, 5/1/2022	1,090,000	1,070,925
Energy XXI Gulf Coast, Inc., 7.50%, 12/15/2021	955,000	997,975
FTS International, Inc.[5], 6.25%, 5/1/2022	725,000	737,687
Gazprom OAO Via Gaz Capital S.A. (Russia)[5], 9.25%, 4/23/2019	1,905,000	2,214,563

	PRINCIPAL AMOUNT[4]		VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Energy (continued)
Oil, Gas & Consumable Fuels (continued)
Ithaca Energy, Inc. (United Kingdom)[5], 8.125%, 7/1/2019		1,100,000	$1,097,250
Lukoil International Finance B.V. (Russia)[5], 3.416%, 4/24/2018		1,535,000	1,473,600
PBF Holding Co. LLC - PBF Finance Corp., 8.25%, 2/15/2020		1,270,000	1,362,075
Petrobras Global Finance B.V. (Brazil)[6], 1.852%, 5/20/2016		3,280,000	3,288,495
Petroleos Mexicanos (Mexico), 3.50%, 7/18/2018		450,000	468,000
Petroleos Mexicanos (Mexico), 8.00%, 5/3/2019		1,600,000	1,949,600
Sabine Pass Liquefaction LLC, 5.625%, 2/1/2021		1,065,000	1,102,275

			19,222,416

Total Energy			30,268,658

Financials - 12.5%
Banks - 4.0%
Banco Bilbao Vizcaya Argentaria S.A. (Spain)[6], 9.00%, 5/29/2049		1,200,000	1,323,000
Banco Santander S.A. (Spain)[6], 6.375%, 5/29/2049		1,400,000	1,393,000
Bank of America Corp., 6.50%, 8/1/2016		1,900,000	2,094,224
Bank of America Corp., 5.75%, 8/15/2016		1,135,000	1,230,312
Bank of America Corp., 6.875%, 4/25/2018		1,030,000	1,202,084
Bank of America Corp., 7.625%, 6/1/2019		2,270,000	2,778,344
Bank of Montreal (Canada)[5], 1.95%, 1/30/2017		6,730,000	6,879,117
Barclays Bank plc (United Kingdom)[5], 10.179%, 6/12/2021		1,200,000	1,648,526
Barclays Bank plc (United Kingdom), 3.75%, 5/15/2024		1,050,000	1,051,148
Barclays plc (United Kingdom)[6], 6.625%, 6/29/2049		800,000	790,000
BBVA Bancomer S.A. (Mexico)[5], 6.75%, 9/30/2022		1,655,000	1,878,425
BBVA US Senior S.A.U. (Spain), 4.664%, 10/9/2015		4,406,000	4,598,837
BPCE S.A. (France)[6], 2.83%, 7/29/2049		1,400,000	1,252,090
Citigroup, Inc., 5.85%, 8/2/2016		2,000,000	2,181,730
Citigroup, Inc., 8.50%, 5/22/2019		2,674,000	3,382,915
Commonwealth Bank of Australia (Australia), 5.75%, 1/25/2017	AUD	390,000	384,224
Cooperatieve Centrale Raiffeisen- Boerenleenbank B.A. (Netherlands)[6], 8.40%, 11/29/2049		670,000	752,913

8

Investment Portfolio - July 31, 2014

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	PRINCIPAL AMOUNT[4]		VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Financials (continued)
Banks (continued)
HSBC Bank plc (United Kingdom)[5], 1.50%, 5/15/2018		1,605,000	$1,584,201
HSBC USA Capital Trust I (United Kingdom)[5], 7.808%, 12/15/2026		600,000	607,383
Intesa Sanpaolo S.p.A. (Italy), 3.875%, 1/15/2019		3,000,000	3,112,656
Intesa Sanpaolo S.p.A. (Italy)[5], 6.50%, 2/24/2021		1,380,000	1,600,783
Intesa Sanpaolo S.p.A. (Italy)[5], 5.017%, 6/26/2024		1,450,000	1,434,455
JPMorgan Chase & Co., 3.15%, 7/5/2016		4,025,000	4,189,779
JPMorgan Chase & Co., 4.95%, 3/25/2020		4,040,000	4,495,268
Lloyds Bank plc (United Kingdom)[5], 6.50%, 9/14/2020		2,225,000	2,584,785
Lloyds Bank plc (United Kingdom)[6], 9.875%, 12/16/2021		1,300,000	1,525,875
National City Corp., 6.875%, 5/15/2019		2,485,000	2,943,420
Popular, Inc., 7.00%, 7/1/2019		1,500,000	1,508,250
Royal Bank of Canada (Canada), 3.27%, 11/10/2014	CAD	295,000	271,927
Royal Bank of Canada (Canada), 3.18%, 3/16/2015	CAD	470,000	435,865
Royal Bank of Canada (Canada), 3.77%, 3/30/2018	CAD	450,000	438,832
Royal Bank of Scotland Group plc (United Kingdom), 5.00%, 10/1/2014		1,430,000	1,438,580
Royal Bank of Scotland Group plc (United Kingdom)[6], 1.174%, 3/31/2017		3,000,000	3,020,373
The Royal Bank of Scotland plc (United Kingdom)[6], 9.50%, 3/16/2022		590,000	685,875
Santander Holdings USA, Inc., 4.625%, 4/19/2016		365,000	386,814
The Toronto-Dominion Bank (Canada)[5], 1.625%, 9/14/2016		2,300,000	2,338,562
Westpac Banking Corp. (Australia), 5.75%, 2/6/2017	AUD	400,000	394,316

			69,818,888

Capital Markets - 2.5%
Goldman Sachs Capital II6, 4.00%, 6/1/2043		1,215,000	962,887
The Goldman Sachs Group, Inc., 3.625%, 2/7/2016		4,400,000	4,574,975
The Goldman Sachs Group, Inc., 6.15%, 4/1/2018		2,510,000	2,854,754
The Goldman Sachs Group, Inc.[6], 1.334%, 11/15/2018		6,235,000	6,336,818
The Goldman Sachs Group, Inc., 5.375%, 3/15/2020		4,285,000	4,818,234
The Goldman Sachs Group, Inc.[6], 1.83%, 11/29/2023		1,120,000	1,158,003

	PRINCIPAL AMOUNT[4]	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Financials (continued)
Capital Markets (continued)
Morgan Stanley, 3.80%, 4/29/2016	5,020,000	$5,258,380
Morgan Stanley, 2.125%, 4/25/2018	5,000,000	5,014,815
Morgan Stanley, 5.50%, 1/26/2020	4,255,000	4,814,401
Morgan Stanley, 5.75%, 1/25/2021	2,965,000	3,423,288
Scottrade Financial Services, Inc.[5], 6.125%, 7/11/2021	375,000	389,225
UBS AG (Switzerland)[6], 7.25%, 2/22/2022	1,170,000	1,275,300
UBS AG (Switzerland), 7.625%, 8/17/2022	810,000	963,048
UBS AG (Switzerland)[6], 4.75%, 5/22/2023	1,005,000	1,025,502

		42,869,630

Consumer Finance - 0.7%
Ally Financial, Inc., 6.75%, 12/1/2014	610,000	616,862
American Express Co.[6], 6.80%, 9/1/2066	950,000	1,035,500
Capital One Bank USA National Association, 2.15%, 11/21/2018	900,000	899,013
Caterpillar Financial Services Corp., 7.05%, 10/1/2018	1,500,000	1,805,448
Caterpillar Financial Services Corp., 7.15%, 2/15/2019	295,000	358,644
CNG Holdings, Inc.[5], 9.375%, 5/15/2020	910,000	718,900
Discover Bank, 4.20%, 8/8/2023	1,310,000	1,366,318
Navient LLC, 6.00%, 1/25/2017	2,945,000	3,143,787
Navient LLC, 6.125%, 3/25/2024	1,305,000	1,272,375

		11,216,847

Diversified Financial Services - 1.4%
The Bear Stearns Companies LLC, 7.25%, 2/1/2018	85,000	100,197
CME Group, Inc., 3.00%, 9/15/2022	1,240,000	1,228,855
General Electric Capital Corp., 5.625%, 5/1/2018	4,100,000	4,645,935
General Electric Capital Corp.[6], 0.618%, 5/5/2026	2,310,000	2,163,363
General Electric Capital Corp.[6], 7.125%, 12/29/2049	1,950,000	2,281,500
ING Bank N.V. (Netherlands)[5], 5.80%, 9/25/2023	1,850,000	2,064,289
ING Bank N.V. (Netherlands)[6], 4.125%, 11/21/2023	1,475,000	1,504,500
Jefferies Finance LLC - JFIN Co-Issuer Corp.[5], 7.375%, 4/1/2020	870,000	911,325
Jefferies Finance LLC - JFIN Co-Issuer Corp.[5], 6.875%, 4/15/2022	700,000	699,125
Jefferies Group LLC, 8.50%, 7/15/2019	3,825,000	4,778,764
Jefferies Group LLC, 5.125%, 1/20/2023	2,100,000	2,240,744

9

Investment Portfolio - July 31, 2014

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	PRINCIPAL AMOUNT[4]	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Financials (continued)
Diversified Financial Services (continued)
Voya Financial, Inc., 2.90%, 2/15/2018	85,000	$87,574
Voya Financial, Inc., 5.50%, 7/15/2022	1,165,000	1,320,518

		24,026,689

Insurance - 1.9%
Aegon N.V. (Netherlands)[6], 2.722%, 7/29/2049	2,150,000	1,958,435
American International Group, Inc., 4.875%, 6/1/2022	3,705,000	4,101,283
Assured Guaranty US Holdings, Inc., 5.00%, 7/1/2024	3,035,000	3,062,867
AXA S.A. (France)[6], 2.663%, 8/29/2049	1,740,000	1,576,875
Fidelity National Financial, Inc., 6.60%, 5/15/2017	1,985,000	2,230,787
First American Financial Corp., 4.30%, 2/1/2023	1,650,000	1,667,452
Genworth Holdings, Inc., 7.70%, 6/15/2020	500,000	611,073
Genworth Holdings, Inc., 7.625%, 9/24/2021	6,620,000	8,200,485
Genworth Holdings, Inc.[6], 6.15%, 11/15/2066	4,395,000	3,999,450
The Hartford Financial Services Group, Inc., 5.125%, 4/15/2022	3,120,000	3,520,711
Prudential Financial, Inc.[6], 5.875%, 9/15/2042	1,950,000	2,110,875

		33,040,293

Real Estate Investment Trusts (REITS) - 1.8%
American Campus Communities Operating Partnership LP, 3.75%, 4/15/2023	665,000	655,455
American Tower Corp., 3.40%, 2/15/2019	4,010,000	4,156,329
BioMed Realty LP, 3.85%, 4/15/2016	235,000	245,515
Boston Properties LP, 5.875%, 10/15/2019	1,415,000	1,639,379
Boston Properties LP, 5.625%, 11/15/2020	410,000	468,781
Camden Property Trust, 5.70%, 5/15/2017	705,000	785,775
Corrections Corp. of America, 4.125%, 4/1/2020	1,105,000	1,088,425
Digital Realty Trust LP, 5.875%, 2/1/2020	4,950,000	5,504,628
DuPont Fabros Technology LP, 5.875%, 9/15/2021	1,090,000	1,111,800
HCP, Inc., 6.70%, 1/30/2018	3,675,000	4,263,709
Health Care REIT, Inc., 6.20%, 6/1/2016	3,640,000	3,974,036
Health Care REIT, Inc., 4.95%, 1/15/2021	330,000	364,273

	PRINCIPAL AMOUNT[4]	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Financials (continued)
Real Estate Investment Trusts (REITS) (continued)
Rialto Holdings LLC - Rialto Corp.[5], 7.00%, 12/1/2018	1,020,000	$1,050,600
Simon Property Group LP, 10.35%, 4/1/2019	2,210,000	2,963,822
Simon Property Group LP, 5.65%, 2/1/2020	1,795,000	2,081,934
UDR, Inc., 4.625%, 1/10/2022	980,000	1,058,784

		31,413,245

Real Estate Management & Development - 0.0%##
Forestar USA Real Estate Group, Inc.[5], 8.50%, 6/1/2022	695,000	722,800

Thrifts & Mortgage Finance - 0.2%
Ladder Capital Finance Holdings LLLP - Ladder Capital Finance Corp., 7.375%, 10/1/2017	930,000	992,775
Ladder Capital Finance Holdings LLLP - Ladder Capital Finance Corp.[5], 5.875%, 8/1/2021	515,000	516,287
Prospect Holding Co. LLC - Prospect Holding Finance Co.[5], 10.25%, 10/1/2018	725,000	714,487
Provident Funding Associates LP - PFG Finance Corp.[5], 6.75%, 6/15/2021	580,000	575,650

		2,799,199

Total Financials		215,907,591

Health Care - 0.3%
Health Care Equipment & Supplies - 0.1%
Crimson Merger Sub, Inc.[5], 6.625%, 5/15/2022	695,000	663,725

Health Care Providers & Services - 0.2%
Express Scripts Holding Co., 4.75%, 11/15/2021	1,250,000	1,378,601
Fresenius Medical Care US Finance, Inc. (Germany)[5], 6.50%, 9/15/2018	815,000	904,650
Fresenius US Finance II, Inc. (Germany)[5], 9.00%, 7/15/2015	895,000	946,462

		3,229,713

Pharmaceuticals - 0.0%##
Mallinckrodt International Finance S.A. - Mallinckrodt CB LLC[5], 5.75%, 8/1/2022	520,000	522,600

Total Health Care		4,416,038

Industrials - 1.5%
Aerospace & Defense - 0.2%
DigitalGlobe, Inc., 5.25%, 2/1/2021	985,000	964,069
Erickson, Inc., 8.25%, 5/1/2020	790,000	793,950

10

Investment Portfolio - July 31, 2014

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	PRINCIPAL AMOUNT[4]	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Aerospace & Defense (continued)
Textron, Inc., 7.25%, 10/1/2019	1,000,000	$1,202,121

		2,960,140

Air Freight & Logistics - 0.0%##
Neovia Logistics Intermediate Holdings LLC - Logistics Intermediate Finance Corp.[5,7], 10.00%, 2/15/2018	615,000	641,137

Airlines - 0.3%
Allegiant Travel Co., 5.50%, 7/15/2019	1,065,000	1,076,981
American Airlines Pass-Through Trust, Series 2013-2, Class A5, 4.95%, 1/15/2023	2,081,450	2,253,170
Delta Air Lines Pass-Through Trust, Series 2010-1, Class B5, 6.375%, 1/2/2016	710,000	752,600
United Continental Holdings, Inc., 6.375%, 6/1/2018	845,000	904,150

		4,986,901

Commercial Services & Supplies - 0.1%
Modular Space Corp.[5], 10.25%, 1/31/2019	1,055,000	1,086,650

Construction & Engineering - 0.0%##
Abengoa Finance S.A.U. (Spain)[5], 7.75%, 2/1/2020	850,000	928,625

Machinery - 0.3%
CNH Industrial Capital LLC, 3.875%, 11/1/2015	2,215,000	2,242,687
CNH Industrial Capital LLC, 6.25%, 11/1/2016	895,000	957,650
Joy Global, Inc., 5.125%, 10/15/2021	110,000	119,555
SPL Logistics Escrow LLC - SPL Logistics Finance Corp.[5], 8.875%, 8/1/2020	985,000	1,090,887
Waterjet Holdings, Inc.[5], 7.625%, 2/1/2020	625,000	657,813

		5,068,592

Road & Rail - 0.1%
Union Pacific Corp., 5.65%, 5/1/2017	815,000	907,188
Union Pacific Corp., 7.875%, 1/15/2019	495,000	607,222

		1,514,410

Trading Companies & Distributors - 0.5%
Air Lease Corp., 3.375%, 1/15/2019	1,850,000	1,889,313
Aircastle Ltd., 4.625%, 12/15/2018	675,000	686,813
Aviation Capital Group Corp.[5], 3.875%, 9/27/2016	3,100,000	3,205,034
Aviation Capital Group Corp.[5], 6.75%, 4/6/2021	775,000	872,772

	PRINCIPAL AMOUNT[4]	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Trading Companies & Distributors (continued)
Fly Leasing Ltd. (Ireland), 6.75%, 12/15/2020	1,045,000	$1,105,087
International Lease Finance Corp., 8.625%, 9/15/2015	555,000	592,324
International Lease Finance Corp., 5.75%, 5/15/2016	970,000	1,014,863

		9,366,206

Total Industrials		26,552,661

Information Technology - 0.8%
Internet Software & Services - 0.1%
Tencent Holdings Ltd. (China)[5], 3.375%, 5/2/2019	1,645,000	1,670,353

IT Services - 0.1%
Xerox Corp., 2.80%, 5/15/2020	1,500,000	1,481,671

Semiconductors & Semiconductor Equipment - 0.2%
Magnachip Semiconductor Corp. (South Korea), 6.625%, 7/15/2021	835,000	809,950
Xilinx, Inc., 3.00%, 3/15/2021	2,170,000	2,173,706

		2,983,656

Technology Hardware, Storage & Peripherals - 0.4%
Apple, Inc., 2.40%, 5/3/2023	645,000	608,923
EMC Corp., 2.65%, 6/1/2020	2,845,000	2,836,328
Hewlett-Packard Co., 5.50%, 3/1/2018	815,000	917,313
Hewlett-Packard Co.[6], 1.174%, 1/14/2019	2,765,000	2,786,600

		7,149,164

Total Information Technology		13,284,844

Materials - 1.0%
Chemicals - 0.1%
The Mosaic Co., 4.25%, 11/15/2023	680,000	712,597
Potash Corp. of Saskatchewan, Inc. (Canada), 6.50%, 5/15/2019	580,000	686,524

		1,399,121

Containers & Packaging - 0.0%##
Ardagh Packaging Finance plc - Ardagh Holdings USA, Inc. (Ireland)[5,6], 3.232%, 12/15/2019	1,065,000	1,043,700

Metals & Mining - 0.8%
ArcelorMittal (Luxembourg), 10.35%, 6/1/2019	780,000	971,100
BHP Billiton Finance (USA) Ltd. (Australia), 6.50%, 4/1/2019	1,275,000	1,524,000
Cliffs Natural Resources, Inc., 5.90%, 3/15/2020	3,780,000	3,881,856
Freeport-McMoRan Copper & Gold, Inc., 3.10%, 3/15/2020	110,000	110,638

11

Investment Portfolio - July 31, 2014

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	PRINCIPAL AMOUNT[4]	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Materials (continued)
Metals & Mining (continued)
MMC Finance Ltd. (Russia), 4.375%, 4/30/2018	200,000	$198,750
Plains Exploration & Production Co., 6.125%, 6/15/2019	1,086,000	1,202,745
Plains Exploration & Production Co., 6.50%, 11/15/2020	1,771,000	1,965,810
Rio Tinto Finance USA Ltd. (United Kingdom), 3.75%, 9/20/2021	1,585,000	1,664,239
SunCoke Energy Partners LP - SunCoke Energy Partners Finance Corp.[5], 7.375%, 2/1/2020	985,000	1,039,175
Teck Resources Ltd. (Canada), 3.00%, 3/1/2019	1,260,000	1,280,132

		13,838,445

Paper & Forest Products - 0.1%
International Paper Co., 7.50%, 8/15/2021	1,410,000	1,782,165

Total Materials		18,063,431

Telecommunication Services - 0.7%
Diversified Telecommunication Services - 0.1%
Telefonica Emisiones S.A.U. (Spain), 6.221%, 7/3/2017	2,300,000	2,588,891

Wireless Telecommunication Services - 0.6%
Altice Financing S.A. (Luxembourg)[5], 6.50%, 1/15/2022	995,000	1,022,363
America Movil S.A.B. de C.V. (Mexico), 5.00%, 3/30/2020	1,890,000	2,072,007
CPI International, Inc., 8.75%, 2/15/2018	695,000	726,275
Crown Castle Towers LLC[5], 6.113%, 1/15/2020	1,040,000	1,210,575
Crown Castle Towers LLC[5], 4.883%, 8/15/2020	333,000	368,379
SBA Tower Trust[5], 5.101%, 4/17/2017	575,000	612,468
SBA Tower Trust[5], 2.933%, 12/15/2017	1,680,000	1,706,299
SBA Tower Trust[5], 3.598%, 4/15/2018	1,500,000	1,503,161
UPCB Finance VI Ltd. (Netherlands)[5], 6.875%, 1/15/2022	950,000	1,016,500

		10,238,027

Total Telecommunication Services		12,826,918

Utilities - 0.2%
Independent Power and Renewable Electricity Producers - 0.2%
AES Corp.[6], 3.229%, 6/1/2019	1,130,000	1,124,350
ContourGlobal Power Holdings S.A. (France)[5], 7.125%, 6/1/2019	1,075,000	1,064,250
NRG Energy, Inc.[5], 6.25%, 7/15/2022	1,000,000	1,030,000

	PRINCIPAL AMOUNT4/ SHARES	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Utilities (continued)
Independent Power and Renewable Electricity Producers (continued)
RJS Power Holdings LLC[5], 5.125%, 7/15/2019	720,000	$709,200

Total Utilities		3,927,800

Total Non-Convertible Corporate Bonds (Identified Cost $370,130,608)		382,524,648

TOTAL CORPORATE BONDS (Identified Cost $372,587,233)		385,034,148

MUTUAL FUNDS - 0.5%
Direxion Daily 20 Year Plus Treasury Bear 3x Shares*	43,480	2,037,038
ProShares Short 20+ Year Treasury	220,606	6,296,095

TOTAL MUTUAL FUNDS (Identified Cost $8,526,303)		8,333,133

U.S. TREASURY SECURITIES - 5.9%
U.S. Treasury Bills - 2.5%
U.S. Treasury Bill[8], 0.00%, 7/23/2015 (Identified Cost $42,956,415)	43,000,000	42,952,141

U.S. Treasury Notes - 3.4%
U.S. Treasury Note, 0.875%, 5/15/2017	35,000,000	34,931,645
U.S. Treasury Note, 0.875%, 6/15/2017	25,000,000	24,921,875

Total U.S. Treasury Notes (Identified Cost $60,169,656)		59,853,520

TOTAL U.S. TREASURY SECURITIES (Identified Cost $103,126,071)		102,805,661

ASSET-BACKED SECURITIES - 0.2%
Americredit Automobile Receivables Trust, Series 2012-5, Class A3, 0.62%, 6/8/2017	775,000	775,253
FDIC Trust, Series 2011-R1, Class A5, 2.672%, 7/25/2026	959,502	984,696
Ford Credit Auto Owner Trust, Series 2012-D, Class A3, 0.51%, 4/15/2017	456,864	457,111
Hertz Vehicle Financing LLC, Series 2009-2A, Class A2[5], 5.29%, 3/25/2016	335,000	341,705
Hertz Vehicle Financing LLC, Series 2010-1A, Class A2[5], 3.74%, 2/25/2017	690,000	716,914

TOTAL ASSET-BACKED SECURITIES (Identified Cost $3,215,559)		3,275,679

12

Investment Portfolio - July 31, 2014

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	PRINCIPAL AMOUNT[4]	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES - 4.1%
Americold LLC Trust, Series 2010-ARTA, Class A1[5], 3.847%, 1/14/2029	292,429	$307,131
Banc of America Commercial Mortgage Trust, Series 2006-2, Class A4[6], 5.92%, 5/10/2045	1,005,000	1,071,812
Banc of America Commercial Mortgage Trust, Series 2006-4, Class A4, 5.634%, 7/10/2046	1,095,538	1,169,752
Bear Stearns Commercial Mortgage Securities Trust, Series 2005-PWR9, Class A4A, 4.871%, 9/11/2042	923,690	953,406
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PW12, Class A4[6], 5.89%, 9/11/2038	762,151	817,032
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PW13, Class A4, 5.54%, 9/11/2041	1,111,144	1,188,494
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-T24, Class AM6, 5.568%, 10/12/2041	1,600,000	1,730,131
CFCRE Commercial Mortgage Trust, Series 2011-C1, Class A2[5], 3.759%, 4/15/2044	540,000	560,684
Citigroup - Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class A4[6], 5.399%, 7/15/2044	1,011,858	1,047,669
Commercial Mortgage Pass-Through Certificates, Series 2010-C1, Class A1[5], 3.156%, 7/10/2046	368,738	375,820
Commercial Mortgage Trust, Series 2006-GG7, Class A4[6], 6.014%, 7/10/2038	581,839	622,946
Credit Suisse Mortgage Capital Trust, Series 2013-IVR3, Class A1[5,6], 2.50%, 5/25/2043	2,018,701	1,872,030
Credit Suisse Mortgage Capital Trust, Series 2013-TH1, Class A1[5,6], 2.13%, 2/25/2043	1,848,802	1,677,324
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1[5], 3.742%, 11/10/2046	501,802	521,204
Extended Stay America Trust, Series 2013-ESH7, Class A27[5], 2.958%, 12/5/2031	1,875,000	1,886,068
Fannie Mae Interest Strip, Series 402, Class 3 (IO), 4.00%, 11/25/2039	8,114,843	1,716,208
Fannie Mae Interest Strip, Series 406, Class 7 (IO), 4.50%, 1/25/2041	7,633,816	1,666,622
Fannie Mae Interest Strip, Series 409, Class C15 (IO), 4.00%, 11/25/2039	6,758,722	1,420,300
Fannie Mae Interest Strip, Series 413, Class C32 (IO), 4.00%, 1/25/2039	8,206,230	1,744,465
Fannie Mae Multifamily REMIC Trust, Series 2012-M13, Class ASQ2, 1.246%, 8/25/2017	1,465,851	1,467,713
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K009, Class X1 (IO)[6], 1.643%, 8/25/2020	19,431,714	1,301,944

	PRINCIPAL AMOUNT[4]	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K014, Class X1 (IO)[6], 1.423%, 4/25/2021	8,956,617	$622,055
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K016, Class X1 (IO)[6], 1.725%, 10/25/2021	5,916,677	539,063
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K017, Class X1 (IO)[6], 1.586%, 12/25/2021	9,126,380	759,424
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K021, Class X1 (IO)[6], 1.641%, 6/25/2022	12,831,397	1,207,280
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K030, Class X1 (IO)[6], 0.338%, 4/25/2023	65,946,768	1,088,649
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K032, Class X1 (IO)[6], 0.238%, 5/25/2023	42,008,677	412,903
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K706, Class X1 (IO)[6], 1.724%, 10/25/2018	8,989,719	526,249
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K-P01, Class A2, 1.72%, 1/25/2019	1,705,000	1,696,315
Freddie Mac REMICS, Series 4125, Class SH (IO)[6], 5.995%, 11/15/2042	12,480,416	2,197,441
Freddie Mac REMICS, Series 4132, Class IO (IO), 4.50%, 11/15/2042	2,123,661	431,477
FREMF Mortgage Trust, Series 2011-K701, Class B5,6, 4.436%, 7/25/2048	750,000	789,331
FREMF Mortgage Trust, Series 2011-K702, Class B5,6, 4.936%, 4/25/2044	885,000	948,035
FREMF Mortgage Trust, Series 2013-K28, Class X2A (IO)[5], 0.10%, 6/25/2046	165,689,051	1,106,751
FREMF Mortgage Trust, Series 2013-K502, Class B5,6, 2.842%, 3/25/2045	2,135,000	2,143,075
FREMF Mortgage Trust, Series 2013-K712, Class B5,6, 3.484%, 5/25/2045	885,000	896,386
Ginnie Mae (IO), Series 2009-121, Class QI, 4.50%, 12/20/2039	3,773,703	848,731
Ginnie Mae (IO), Series 2012-50, Class IO, 4.00%, 4/20/2042	2,928,705	598,758
GS Mortgage Securities Corp. II, Series 2010-C2, Class A1[5], 3.849%, 12/10/2043	973,072	1,009,787
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2005-CB13, Class A4[6], 5.42%, 1/12/2043	1,750,000	1,828,748

13

Investment Portfolio - July 31, 2014

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	PRINCIPAL AMOUNT[4]	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2005-CB13, Class AM6, 5.461%, 1/12/2043	495,000	$519,530
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2005-LDP5, Class A4[6], 5.404%, 12/15/2044	475,000	494,055
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP7, Class A4[6], 6.06%, 4/15/2045	1,670,000	1,787,214
JP Morgan Mortgage Trust, Series 2013-1, Class 1A2[5,6], 3.00%, 3/25/2043	1,574,971	1,530,859
JP Morgan Mortgage Trust, Series 2013-2, Class A2[5,6], 3.50%, 5/25/2043	1,823,511	1,820,922
JP Morgan Mortgage Trust, Series 2014-2, Class 1A1[5,6], 3.00%, 6/25/2029	2,053,659	2,092,672
LSTAR Commercial Mortgage Trust, Series 2011-1, Class A5, 3.913%, 6/25/2043	4,905	4,905
Morgan Stanley Capital I Trust, Series 2005-IQ10, Class A4A6, 5.23%, 9/15/2042	324,671	335,694
Morgan Stanley Capital I Trust, Series 2011-C1, Class A2[5], 3.884%, 9/15/2047	800,000	828,554
Motel 6 Trust, Series 2012-MTL6, Class A2[5], 1.948%, 10/5/2025	1,170,000	1,166,595
OBP Depositor LLC Trust, Series 2010-OBP, Class A5, 4.646%, 7/15/2045	115,000	127,195
Resource Capital Corp., Series 2013-CRE1, Class A (Cayman Islands)[5,6], 1.455%, 12/15/2028	972,383	973,972
SCG Trust, Series 2013-SRP1, Class AJ5,6, 2.105%, 11/15/2026	3,550,000	3,561,151
Sequoia Mortgage Trust, Series 2013-2, Class A1[6], 1.874%, 2/25/2043	1,496,819	1,343,161
Sequoia Mortgage Trust, Series 2013-7, Class A2[6], 3.00%, 6/25/2043	1,289,177	1,236,754
Sequoia Mortgage Trust, Series 2013-8, Class A1[6], 3.00%, 6/25/2043	1,726,360	1,656,159
Vornado DP LLC Trust, Series 2010-VNO, Class A2FX5, 4.004%, 9/13/2028	350,000	371,833
Wachovia Bank Commercial Mortgage Trust, Series 2005-C21, Class A4[6], 5.414%, 10/15/2044	520,532	540,364
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class AM6, 5.505%, 12/15/2044	1,150,000	1,208,955
Wachovia Bank Commercial Mortgage Trust, Series 2006-C26, Class A3[6], 6.011%, 6/15/2045	850,000	915,095

	PRINCIPAL AMOUNT[4]		VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class A2[5], 4.393%, 11/15/2043		545,000	$592,175
WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class A2[5], 3.791%, 2/15/2044		940,000	972,687
WF-RBS Commercial Mortgage Trust, Series 2013-C11, Class A2, 2.029%, 3/15/2045		1,950,000	1,964,001

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Identified Cost $71,982,067)			70,813,715

FOREIGN GOVERNMENT BONDS - 2.3%
Bonos de la Tesoreria de la Republica en pesos (Chile), 6.00%, 1/1/2018	CLP	790,000,000	1,479,189
Brazil Notas do Tesouro Nacional (Brazil), 10.00%, 1/1/2019	BRL	1,250,000	523,942
Brazilian Government International Bond (Brazil), 8.875%, 10/14/2019		800,000	1,032,000
Canada Housing Trust No. 1 (Canada)[5], 4.10%, 12/15/2018	CAD	390,000	392,633
Canadian Government Bond (Canada), 1.50%, 9/1/2017	CAD	700,000	646,714
Indonesia Treasury Bond (Indonesia), 7.875%, 4/15/2019	IDR	5,000,000,000	431,657
Ireland Government Bond (Ireland), 5.00%, 10/18/2020	EUR	300,000	491,260
Italy Buoni Poliennali Del Tesoro (Italy), 2.25%, 5/15/2016	EUR	165,000	227,939
Italy Buoni Poliennali Del Tesoro (Italy), 1.50%, 12/15/2016	EUR	1,250,000	1,706,230
Italy Buoni Poliennali Del Tesoro (Italy), 5.50%, 9/1/2022	EUR	630,000	1,043,195
Italy Buoni Poliennali Del Tesoro (Italy), 5.50%, 11/1/2022	EUR	760,000	1,257,877
Japan Government Five Year Bond (Japan), 0.30%, 12/20/2016	JPY	101,000,000	987,043
Korea Treasury Bond (South Korea), 4.50%, 3/10/2015	KRW	950,000,000	935,628
Korea Treasury Bond (South Korea), 2.75%, 6/10/2016	KRW	470,000,000	459,677
Malaysia Government Bond (Malaysia), 3.434%, 8/15/2014	MYR	1,535,000	480,388
Malaysia Government Bond (Malaysia), 3.172%, 7/15/2016	MYR	800,000	249,696
Malaysia Government Bond (Malaysia), 4.262%, 9/15/2016	MYR	3,205,000	1,021,698
Mexican Government Bond (Mexico), 8.00%, 12/17/2015	MXN	26,195,000	2,110,310
Mexican Government Bond (Mexico), 7.25%, 12/15/2016	MXN	6,000,000	491,071
Mexican Government Bond (Mexico), 5.00%, 6/15/2017	MXN	9,500,000	741,330
Mexican Government Bond (Mexico), 8.00%, 6/11/2020	MXN	2,400,000	207,855
Mexican Government Bond (Mexico), 6.50%, 6/10/2021	MXN	4,000,000	321,557

14

Investment Portfolio - July 31, 2014

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	PRINCIPAL AMOUNT[4]		VALUE

FOREIGN GOVERNMENT BONDS (continued)
Mexican Government Bond (Mexico), 6.50%, 6/9/2022	MXN	6,500,000	$518,451
Mexican Government Bond (Mexico), 7.75%, 5/29/2031	MXN	1,250,000	106,311
Province of New Brunswick Canada (Canada), 5.20%, 2/21/2017		3,800,000	4,201,257
Province of Nova Scotia Canada (Canada), 5.125%, 1/26/2017		2,000,000	2,203,840
Province of Quebec Canada (Canada), 5.125%, 11/14/2016		6,900,000	7,568,762
Russian Foreign Bond - Eurobond (Russia)[5], 5.00%, 4/29/2020		700,000	724,675
Singapore Government Bond (Singapore), 2.50%, 6/1/2019	SGD	855,000	725,438
Spain Government Bond (Spain), 3.30%, 7/30/2016	EUR	170,000	240,620
Spain Government Bond (Spain), 2.10%, 4/30/2017	EUR	910,000	1,266,906
Spain Government Bond (Spain), 4.50%, 1/31/2018	EUR	325,000	489,890
Spain Government Bond (Spain), 4.00%, 4/30/2020	EUR	515,000	786,016
Spain Government Bond (Spain)[5], 5.40%, 1/31/2023	EUR	760,000	1,262,060
United Kingdom Gilt (United Kingdom), 2.00%, 1/22/2016	GBP	800,000	1,373,632
United Kingdom Gilt (United Kingdom), 1.00%, 9/7/2017	GBP	380,000	632,253
United Kingdom Gilt (United Kingdom), 5.00%, 3/7/2018	GBP	475,000	896,767

TOTAL FOREIGN GOVERNMENT BONDS (Identified Cost $39,373,672)			40,235,767

MUNICIPAL BONDS - 0.1%
Puerto Rico Sales Tax Financing Corp., Public Impt., Series A, Revenue Bond, 5.50%, 8/1/2022		600,000	493,692
Puerto Rico Sales Tax Financing Corp., Public Impt., Series A, Revenue Bond, 5.50%, 8/1/2023		2,000,000	1,632,200

TOTAL MUNICIPAL BONDS (Identified Cost $2,370,553)			2,125,892

U.S. GOVERNMENT AGENCIES - 13.5%
Mortgage-Backed Securities - 5.8%
Fannie Mae, Pool #888468, 5.50%, 9/1/2021		1,218,153	1,336,752
Fannie Mae, Pool #995233, 5.50%, 10/1/2021		88,213	96,039
Fannie Mae, Pool #888017, 6.00%, 11/1/2021		114,180	124,852
Fannie Mae, Pool #995329, 5.50%, 12/1/2021		815,204	894,207
Fannie Mae, Pool #888136, 6.00%, 12/1/2021		144,388	157,547

	PRINCIPAL AMOUNT[4]	VALUE

U.S. GOVERNMENT AGENCIES (continued)
Mortgage-Backed Securities (continued)
Fannie Mae, Pool #888810, 5.50%, 11/1/2022	1,383,565	$1,519,194
Fannie Mae, Pool #AD0462, 5.50%, 10/1/2024	85,667	94,464
Fannie Mae, Pool #AO6562, 3.00%, 6/1/2027	242,052	250,147
Fannie Mae, Pool #AP0000, 3.50%, 7/1/2027	552,268	582,655
Fannie Mae, Pool #AP7539, 3.00%, 9/1/2027	1,373,033	1,418,953
Fannie Mae, Pool #AB6580, 3.00%, 10/1/2027	370,426	382,815
Fannie Mae, Pool #AQ4426, 3.00%, 11/1/2027	445,943	460,860
Fannie Mae, Pool #AQ5073, 3.00%, 12/1/2027	133,250	137,715
Fannie Mae, Pool #AQ5190, 3.00%, 12/1/2027	142,735	147,422
Fannie Mae, Pool #AR4926, 3.00%, 1/1/2028	483,646	499,520
Fannie Mae, Pool #AR5885, 3.00%, 1/1/2028	137,509	142,022
Fannie Mae, Pool #AB7722, 3.50%, 1/1/2028	383,722	404,835
Fannie Mae, Pool #AR1092, 3.00%, 2/1/2028	308,150	318,409
Fannie Mae, Pool #AR5986, 3.00%, 2/1/2028	140,937	145,673
Fannie Mae, Pool #AB8457, 3.50%, 2/1/2028	653,399	689,350
Fannie Mae, Pool #AB8601, 3.00%, 3/1/2028	478,411	494,117
Fannie Mae, Pool #AR6001, 3.00%, 3/1/2028	140,429	145,148
Fannie Mae, Pool #AR6002, 3.00%, 3/1/2028	234,240	242,039
Fannie Mae, Pool #AR8950, 3.00%, 3/1/2028	346,114	357,479
Fannie Mae, Pool #AT3152, 3.00%, 4/1/2028	532,728	550,464
Fannie Mae, Pool #MA1405, 3.00%, 4/1/2028	174,132	179,848
Fannie Mae, Pool #MA1423, 3.50%, 4/1/2028	149,580	157,810
Fannie Mae, Pool #AB9483, 2.50%, 5/1/2028	2,073,847	2,094,102
Fannie Mae, Pool #AT8568, 2.50%, 5/1/2028	1,919,971	1,938,710
Fannie Mae, Pool #AT2899, 3.00%, 5/1/2028	270,463	279,343
Fannie Mae, Pool #AT8059, 2.50%, 7/1/2028	1,350,271	1,363,461
Fannie Mae, Pool #AU1270, 2.50%, 7/1/2028	778,833	786,433
Fannie Mae, Pool #AU1783, 2.50%, 8/1/2028	855,730	864,082

15

Investment Portfolio - July 31, 2014

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	PRINCIPAL AMOUNT[4]	VALUE

U.S. GOVERNMENT AGENCIES (continued)
Mortgage-Backed Securities (continued)
Fannie Mae, Pool #AS0945, 2.50%, 11/1/2028	1,061,531	$1,071,882
Fannie Mae, Pool #MA1834, 4.50%, 2/1/2034	1,501,822	1,633,035
Fannie Mae, Pool #MA1903, 4.50%, 5/1/2034	1,307,121	1,421,323
Fannie Mae, Pool #745418, 5.50%, 4/1/2036	1,811,224	2,011,378
Fannie Mae, Pool #888021, 6.00%, 12/1/2036	284,391	319,671
Fannie Mae, Pool #909786, 5.50%, 3/1/2037	483,745	535,604
Fannie Mae, Pool #995050, 6.00%, 9/1/2037	605,274	681,959
Fannie Mae, Pool #AB8161, 6.00%, 12/1/2037	2,009,281	2,264,001
Fannie Mae, Pool #933731, 5.50%, 4/1/2038	1,261,775	1,397,394
Fannie Mae, Pool #889576, 6.00%, 4/1/2038	1,241,610	1,394,689
Fannie Mae, Pool #889624, 5.50%, 5/1/2038	1,318,989	1,460,388
Fannie Mae, Pool #889579, 6.00%, 5/1/2038	1,253,078	1,408,404
Fannie Mae, Pool #889575, 6.00%, 6/1/2038	784,492	879,903
Fannie Mae, Pool #995196, 6.00%, 7/1/2038	3,609,989	4,067,263
Fannie Mae, Pool #AD0119, 6.00%, 7/1/2038	952,196	1,070,277
Fannie Mae, Pool #AD0207, 6.00%, 10/1/2038	484,694	545,413
Fannie Mae, Pool #AD0220, 6.00%, 10/1/2038	153,835	173,268
Fannie Mae, Pool #AD0307, 5.50%, 1/1/2039	1,343,201	1,487,196
Fannie Mae, Pool #AD0258, 5.50%, 3/1/2039	746,744	826,797
Fannie Mae, Pool #AA7681, 4.50%, 6/1/2039	1,809,970	1,951,196
Fannie Mae, Pool #AD0527, 5.50%, 6/1/2039	416,501	461,152
Fannie Mae, Pool #MA0258, 4.50%, 12/1/2039	2,627,852	2,832,928
Fannie Mae, Pool #AL1595, 6.00%, 1/1/2040	2,305,733	2,588,275
Fannie Mae, Pool #AE0061, 6.00%, 2/1/2040	1,660,496	1,862,501
Fannie Mae, Pool #AL0152, 6.00%, 6/1/2040	2,978,590	3,341,340
Fannie Mae, Pool #AL2581, 6.00%, 6/1/2040	1,752,923	1,976,306
Fannie Mae, Pool #890519, 6.00%, 10/1/2040	4,224,229	4,747,758
Fannie Mae, Pool #AE0951, 4.50%, 2/1/2041	1,646,865	1,775,700

	PRINCIPAL AMOUNT[4]	VALUE

U.S. GOVERNMENT AGENCIES (continued)
Mortgage-Backed Securities (continued)
Fannie Mae, Pool #AH9054, 4.50%, 4/1/2041	706,085	$762,163
Fannie Mae, Pool #AI2468, 4.50%, 5/1/2041	531,901	574,165
Fannie Mae, Pool #AL0160, 4.50%, 5/1/2041	1,724,465	1,860,418
Fannie Mae, Pool #AJ1415, 4.50%, 9/1/2041	420,715	454,227
Fannie Mae, Pool #AL3454, 3.00%, 4/1/2043	1,375,828	1,355,198
Fannie Mae, Pool #AT3045, 3.00%, 4/1/2043	323,331	318,465
Fannie Mae, Pool #AB9782, 3.00%, 7/1/2043	750,736	738,743
Fannie Mae, Pool #MA1489, 3.00%, 7/1/2043	685,309	672,797
Freddie Mac, Pool #G11850, 5.50%, 7/1/2020	468,214	500,728
Freddie Mac, Pool #G12610, 6.00%, 3/1/2022	141,540	154,669
Freddie Mac, Pool #G12655, 6.00%, 5/1/2022	104,838	114,657
Freddie Mac, Pool #G12988, 6.00%, 1/1/2023	78,343	85,532
Freddie Mac, Pool #G13078, 6.00%, 3/1/2023	140,188	153,089
Freddie Mac, Pool #G13331, 5.50%, 10/1/2023	61,490	67,616
Freddie Mac, Pool #E09019, 3.00%, 12/1/2027	317,880	327,330
Freddie Mac, Pool #E09022, 3.00%, 1/1/2028	170,127	175,371
Freddie Mac, Pool #J22551, 3.00%, 1/1/2028	340,959	351,094
Freddie Mac, Pool #J22427, 3.00%, 2/1/2028	267,456	275,702
Freddie Mac, Pool #G14708, 3.50%, 2/1/2028	407,330	428,740
Freddie Mac, Pool #J23444, 3.00%, 4/1/2028	167,410	172,571
Freddie Mac, Pool #C91754, 4.50%, 2/1/2034	1,609,617	1,749,250
Freddie Mac, Pool #C91762, 4.50%, 4/1/2034	2,085,678	2,266,616
Freddie Mac, Pool #G03332, 6.00%, 10/1/2037	169,533	189,962
Freddie Mac, Pool #G03696, 5.50%, 1/1/2038	374,372	413,426
Freddie Mac, Pool #G03781, 6.00%, 1/1/2038	755,020	846,002
Freddie Mac, Pool #G03926, 6.00%, 2/1/2038	907,307	1,017,151
Freddie Mac, Pool #G04264, 5.50%, 4/1/2038	1,604,878	1,772,297
Freddie Mac, Pool #G04731, 5.50%, 4/1/2038	855,671	944,934

16

Investment Portfolio - July 31, 2014

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	PRINCIPAL AMOUNT[4]	VALUE

U.S. GOVERNMENT AGENCIES (continued)
Mortgage-Backed Securities (continued)
Freddie Mac, Pool #G08273, 5.50%, 6/1/2038	979,328	$1,081,491
Freddie Mac, Pool #G05956, 5.50%, 7/1/2038	1,250,241	1,380,665
Freddie Mac, Pool #G04587, 5.50%, 8/1/2038	2,821,950	3,116,333
Freddie Mac, Pool #G05671, 5.50%, 8/1/2038	658,235	726,901
Freddie Mac, Pool #G05409, 5.50%, 3/1/2039	1,200,485	1,325,719
Freddie Mac, Pool #A86522, 4.50%, 5/1/2039	2,588,421	2,785,052
Freddie Mac, Pool #G06021, 5.50%, 1/1/2040	481,235	531,437
Freddie Mac, Pool #G05923, 5.50%, 2/1/2040	452,712	499,938
Freddie Mac, Pool #G05900, 6.00%, 3/1/2040	673,121	754,234
Freddie Mac, Pool #G05906, 6.00%, 4/1/2040	414,164	464,366
Freddie Mac, Pool #C09026, 2.50%, 2/1/2043	1,411,623	1,327,374
Freddie Mac, Pool #V80002, 2.50%, 4/1/2043	1,756,878	1,651,964
Freddie Mac, Pool #Q19115, 3.00%, 6/1/2043	730,316	719,017
Ginnie Mae, Pool #263096, 9.50%, 3/15/2020	1,194	1,209

Total Mortgage-Backed Securities (Identified Cost $98,677,645)		100,552,081

Other Agencies - 7.7%
Fannie Mae, 1.375%, 11/15/2016	6,000,000	6,083,202
Fannie Mae, 0.875%, 8/28/2017	45,000,000	44,694,810
Fannie Mae, 1.625%, 11/27/2018	15,400,000	15,351,059
Federal Home Loan Banks, Series 1, 0.875%, 5/24/2017	15,000,000	14,939,790
Freddie Mac, 1.25%, 5/12/2017	19,000,000	19,118,560
Freddie Mac, 3.75%, 3/27/2019	11,000,000	11,984,192
Freddie Mac, 2.375%, 1/13/2022	21,288,000	21,138,026

Total Other Agencies (Identified Cost $133,699,744)		133,309,639

TOTAL U.S. GOVERNMENT AGENCIES (Identified Cost $232,377,389)		233,861,720

	SHARES/ CONTRACTS	VALUE

SHORT-TERM INVESTMENT - 3.0%
Dreyfus Cash Management, Inc. - Institutional Shares[9], 0.03%, (Identified Cost $51,980,065)	51,980,065	$51,980,065

TOTAL INVESTMENTS - 98.6% (Identified Cost $1,573,869,684)		1,708,619,306
OTHER ASSETS, LESS LIABILITIES - 1.4%		25,023,939

NET ASSETS - 100%		$1,733,643,245

PUT OPTIONS WRITTEN - 0.0%##
General Electric Co., Strike $25.00, Expiring August 16, 2014, (Premiums Received $17,803)	1,874	$(46,850)

17

Investment Portfolio - July 31, 2014

(unaudited)

FUTURES CONTRACTS OPEN AT JULY 31, 2014:
CONTRACTS PURCHASED/ (SOLD)	ISSUE	EXCHANGE	EXPIRATION	NOTIONAL VALUE[4]	UNREALIZED APPRECIATION (DEPRECIATION)
(337)	U.S. Treasury Bonds (30 Year)	Chicago Board of Trade	September 2014	46,305,906	$308,656
(555)	U.S. Treasury Notes (10 Year)	Chicago Board of Trade	September 2014	69,158,203	382,812
6,294	U.S. Treasury Notes (2 Year)	Chicago Board of Trade	September 2014	1,381,041,288	(252,750)
(1,046)	U.S. Treasury Notes (5 Year)	Chicago Board of Trade	September 2014	124,302,391	(23,993)
203	U.S. Ultra Treasury Bonds	Chicago Board of Trade	September 2014	30,621,281	(191,714)
190	Euro Dollar Futures	Chicago Mercantile	June 2015	47,207,875	4,750
(224)	Euro Dollar Futures	Chicago Mercantile	March 2016	55,230,000	44,800
(394)	Euro Dollar Futures	Chicago Mercantile	June 2016	96,864,900	98,350
(425)	Euro Dollar Futures	Chicago Mercantile	September 2016	104,183,437	127,325
(396)	Euro Dollar Futures	Chicago Mercantile	December 2016	96,817,050	133,875
(366)	Euro Dollar Futures	Chicago Mercantile	March 2017	89,290,275	132,588
(428)	Euro Dollar Futures	Chicago Mercantile	June 2017	104,207,300	165,675
(398)	Euro Dollar Futures	Chicago Mercantile	September 2017	96,743,850	163,975
(399)	Euro Dollar Futures	Chicago Mercantile	December 2017	96,842,288	164,413
(171)	Euro Dollar Futures	Chicago Mercantile	March 2018	41,458,950	73,800

Total					1,332,562

ADR - American Depositary Receipt

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

CLP - Chilean Peso

EUR - Euro

GBP - British Pound

GDR - Global Depositary Receipt

IDR - Indonesian Rupiah

IO - Interest Only

JPY - Japanese Yen

KRW - South Korean Won

MXN - Mexican Peso

MYR - Malaysian Ringgit

SGD - Singapore Dollar

##Less than 0.1%.

*Non-income producing security.

[1]	A factor from a third party vendor was applied to determine the security’s fair value following the close of local trading.
[2]	Latest quoted sales price is not available and the latest quoted bid price was used to value the security.
[3]	The rate shown is a fixed rate as of July 31, 2014; the rate becomes floating, based on LIBOR plus a spread, at dates ranging from 2015 to 2022.

18

Investment Portfolio - July 31, 2014

(unaudited)

[4]	Amount is stated in USD unless otherwise noted.
[5]

Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under Rule 144A and have been determined to be liquid. These securities amount to $113,852,272 or 6.6%, of the Series’ net assets as of July 31, 2014.

[6]	The coupon rate is floating and is the effective rate as of July 31, 2014.
[7]	Represents a Payment-In-Kind bond.
[8]	Represents a zero-coupon bond.
[9]	Rate shown is the current yield as of July 31, 2014.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Federal Tax Information:

On July 31, 2014, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$1,574,516,460
Unrealized appreciation	161,766,789
Unrealized depreciation	(27,663,943)

Net unrealized appreciation	$134,102,846

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to their fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of July 31, 2014 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Consumer Discretionary	$172,566,625	$163,926,129	$8,640,496	$—
Consumer Staples	74,748,948	23,864,337	50,884,611	—
Energy	118,483,103	117,147,993	1,335,110	—
Financials	82,774,867	62,246,181	20,528,686	—
Health Care	89,336,326	79,132,564	10,203,762	—
Industrials	58,041,892	50,564,929	7,476,963	—
Information Technology	149,215,289	143,884,128	5,331,161	—
Materials	59,750,361	55,870,062	3,880,299	—
Telecommunication Services	2,681,952	1,357,232	1,324,720	—
Preferred securities:
Financials	2,554,163	2,554,163	—	—
Debt securities:
U.S. Treasury and other U.S. Government agencies	336,667,381	—	336,667,381	—
States and political subdivisions (municipals)	2,125,892	—	2,125,892	—

19

Investment Portfolio - July 31, 2014

(unaudited)

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Corporate debt:
Consumer Discretionary	$47,807,914	$—	$47,807,914	$—
Consumer Staples	9,468,793	—	9,468,793	—
Energy	30,268,658	—	30,268,658	—
Financials	215,907,591	—	215,907,591	—
Health Care	4,416,038	—	4,416,038	—
Industrials	26,552,661	—	26,552,661	—
Information Technology	13,284,844	—	13,284,844	—
Materials	18,063,431	—	18,063,431	—
Telecommunication Services	12,826,918	—	12,826,918	—
Utilities	3,927,800	—	3,927,800	—
Convertible corporate debt:
Financials	1,039,500	—	1,039,500	—
Consumer Discretionary	1,470,000	—	1,470,000	—
Asset-backed securities	3,275,679	—	3,275,679	—
Commercial mortgage-backed securities	70,813,715	—	70,813,715	—
Foreign government bonds	40,235,767	—	40,235,767	—
Mutual funds	60,313,198	60,313,198	—	—
Other financial instruments*:
Interest rate contracts	1,801,019	1,801,019	—	—

Total assets	1,710,420,325	762,661,935	947,758,390	—

Liabilities:
Other financial instruments*:
Equity contracts	(46,850)	(46,850)	—	—
Interest rate contracts	(468,457)	(468,457)	—	—

Total liabilities	(515,307)	(515,307)	—	—

Total	$1,709,905,018	$762,146,628	$947,758,390	$—

Please see the Investment Portfolio for foreign securities where a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading. Such securities are included in Level 2 in the table above.

There were no Level 3 securities held by the Series as of October 31, 2013 or July 31, 2014.

*Other financial instruments are exchange traded options and futures (Level1). Futures are valued at the unrealized appreciation/ (depreciation) on the instrument and options are shown at value.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the nine months ended July 31, 2014.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

20

Investment Portfolio - July 31, 2014

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	SHARES	VALUE

COMMON STOCKS - 60.1%
Consumer Discretionary - 12.6%
Auto Components - 0.1%
F.C.C. Co. Ltd. (Japan)[1]	11,600	$208,049
Hankook Tire Co. Ltd. (South Korea)[1]	14,537	795,697
Mando Corp. (South Korea)[1]	2,100	255,848
Musashi Seimitsu Industry Co. Ltd. (Japan)[1]	12,300	300,514
Nissin Kogyo Co. Ltd. (Japan)[1]	16,600	298,677

		1,858,785

Automobiles - 0.0%##
Hyundai Motor Co. (South Korea)[1]	1,500	355,094
Toyota Motor Corp. (Japan)[1]	7,900	466,416

		821,510

Diversified Consumer Services - 0.6%
Apollo Education Group, Inc.*	324,860	9,073,340
Kroton Educacional S.A. (Brazil)	36,738	979,039

		10,052,379

Hotels, Restaurants & Leisure - 0.6%
Accor S.A. (France)[1]	12,190	590,331
Arcos Dorados Holdings, Inc., - Class A (Argentina)	14,150	145,179
Hyatt Hotels Corp. - Class A*	11,130	654,778
InterContinental Hotels Group plc (United Kingdom)[1]	1	22
Royal Caribbean Cruises Ltd.	10,720	639,448
Whistler Blackcomb Holdings, Inc. (Canada)	11,010	175,296
Whitbread plc (United Kingdom)[1]	14,430	1,044,958
Yum! Brands, Inc.	107,730	7,476,462

		10,726,474

Household Durables - 0.7%
DR Horton, Inc.	37,800	782,460
Lennar Corp. - Class A	133,550	4,838,517
LG Electronics, Inc. (South Korea)[1]	6,950	514,874
LGI Homes, Inc.*	8,005	145,611
Nikon Corp. (Japan)[1]	8,700	134,936
PulteGroup, Inc.	14,170	250,101
Toll Brothers, Inc.*	149,580	4,889,770
TRI Pointe Homes, Inc.*	21,640	292,356
WCI Communities, Inc.*	8,200	140,958

		11,989,583

Internet & Catalog Retail - 1.8%
Amazon.com, Inc.*	37,300	11,674,527
ASOS plc (United Kingdom)*[1]	10,850	456,124
Expedia, Inc.	7,230	574,207
Groupon, Inc.*	379,310	2,454,136
MakeMyTrip Ltd. (India)*	11,820	357,791

	SHARES	VALUE

COMMON STOCKS (continued)
Consumer Discretionary (continued)
Internet & Catalog Retail (continued)
Ocado Group plc (United Kingdom)*[1]	25,060	$141,742
The Priceline Group, Inc.*	11,000	13,666,950
TripAdvisor, Inc.*	21,310	2,021,040

		31,346,517

Media - 7.6%
AMC Networks, Inc. - Class A*	367,926	22,027,730
British Sky Broadcasting Group plc (United Kingdom)[1]	51,190	757,712
CBS Outdoor Americas, Inc.	9,450	314,590
Gannett Co., Inc.	31,670	1,036,242
Global Mediacom Tbk PT (Indonesia)[1] .	1,767,230	290,396
Grupo Televisa S.A.B. - ADR (Mexico)	4,150	147,699
Lamar Advertising Co. - Class A	6,130	307,419
Liberty Global plc - Class A - ADR (United Kingdom)*	163,290	6,792,864
Liberty Global plc - Class C - ADR (United Kingdom)*	165,940	6,635,941
Mediaset Espana Comunicacion S.A. (Spain)[1]	42,490	495,586
Morningstar, Inc.	19,600	1,329,076
Nexstar Broadcasting Group, Inc. - Class A	129,150	6,017,099
ProSiebenSat.1 Media AG (Germany)[1]	3,310	138,783
Reed Elsevier plc - ADR (United Kingdom)	7,379	475,872
Sinclair Broadcast Group, Inc. - Class A	443,220	14,320,438
Societe Television Francaise 1 (France)[1]	19,729	290,979
Starz - Class A*	409,850	11,684,824
Tribune Media Co. - Class A*	79,490	6,557,925
Tribune Publishing Co.*	19,873	417,919
Twenty-First Century Fox, Inc. - Class A	980,560	31,064,141
Viacom, Inc. - Class B	237,330	19,620,071
World Wrestling Entertainment, Inc. - Class A	131,800	1,644,864

		132,368,170

Multiline Retail - 0.0%##
Marks & Spencer Group plc (United Kingdom)[1]	39,250	284,112

Specialty Retail - 0.3%
American Eagle Outfitters, Inc.	61,490	655,483
Belle International Holdings Ltd. (Hong Kong)[1]	429,000	531,375
China ZhengTong Auto Services Holdings Ltd. (China)[1]	237,000	131,164
Dick’s Sporting Goods, Inc.	48,710	2,071,636
Groupe Fnac S.A. (France)*[1]	279	12,336

Investment Portfolio - July 31, 2014

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Consumer Discretionary (continued)
Specialty Retail (continued)
Hennes & Mauritz AB - Class B (Sweden)[1]	8,390	$342,995
Kingfisher plc (United Kingdom)[1]	222,290	1,122,763
Komeri Co. Ltd. (Japan)[1]	7,100	165,908
SA SA International Holdings Ltd. (Hong Kong)[1]	800,000	635,829

		5,669,489

Textiles, Apparel & Luxury Goods - 0.9%
Adidas AG (Germany)[1]	3,540	280,312
Daphne International Holdings Ltd. (China)[1]	384,000	168,959
Gildan Activewear, Inc. (Canada)	26,280	1,538,957
Hugo Boss AG (Germany)[1]	2,490	357,279
Kering (France)[1]	2,230	477,406
Lululemon Athletica, Inc.*	326,487	12,559,955

		15,382,868

Total Consumer Discretionary		220,499,887

Consumer Staples - 6.2%
Beverages - 1.8%
AMBEV S.A. - ADR (Brazil)	1,213,040	8,357,846
Anheuser-Busch InBev N.V. (Belgium)[1]	133,330	14,390,639
Carlsberg A/S - Class B (Denmark)[1]	7,720	738,638
Cia Cervecerias Unidas S.A. - ADR (Chile)	12,175	274,668
Diageo plc (United Kingdom)[1]	33,520	1,006,687
Monster Beverage Corp.*	20,380	1,303,505
Remy Cointreau S.A. (France)[1]	1,720	140,838
SABMiller plc (United Kingdom)[1]	7,730	420,912
Treasury Wine Estates Ltd. (Australia)[1]	708,920	3,248,636
Tsingtao Brewery Co. Ltd. - Class H (China)[1]	88,000	716,994

		30,599,363

Food & Staples Retailing - 0.6%
Carrefour S.A. (France)[1]	32,847	1,134,361
Casino Guichard-Perrachon S.A. (France)[1]	3,380	407,374
Dairy Farm International Holdings Ltd. (Hong Kong)[1]	50,400	538,776
Tesco plc (United Kingdom)[1]	1,891,860	8,208,281
Wal-Mart de Mexico S.A.B. de C.V. - Class V (Mexico)	215,000	533,922

		10,822,714

Food Products - 1.9%
Annie’s, Inc.*	51,750	1,510,065
Charoen Pokphand Foods PCL (Thailand)[1]	492,170	407,027
Danone S.A. (France)[1]	14,950	1,079,848

	SHARES	VALUE

COMMON STOCKS (continued)
Consumer Staples (continued)
Food Products (continued)
Dean Foods Co.	72,540	$1,111,313
Grupo Bimbo S.A.B. de C.V. - Class A (Mexico)	188,350	577,588
Keurig Green Mountain, Inc.	17,700	2,111,256
M Dias Branco S.A. (Brazil)	6,800	279,103
Nestle S.A. (Switzerland)[1]	191,690	14,192,741
Tiger Brands, Ltd. (South Africa)[1]	12,820	368,581
Unilever plc - ADR (United Kingdom)	279,885	12,099,429

		33,736,951

Household Products - 1.1%
Energizer Holdings, Inc.	166,630	19,122,459
Reckitt Benckiser Group plc (United Kingdom)[1]	10,300	909,261

		20,031,720

Personal Products - 0.0%##
Beiersdorf AG (Germany)[1]	2,400	216,322
Natura Cosmeticos S.A. (Brazil)	5,100	79,734

		296,056

Tobacco - 0.8%
Gudang Garam Tbk PT (Indonesia)[1]	51,000	235,827
Imperial Tobacco Group plc (United Kingdom)[1]	284,350	12,310,677
Swedish Match AB (Sweden)[1]	18,050	591,619

		13,138,123

Total Consumer Staples		108,624,927

Energy - 8.8%
Energy Equipment & Services - 4.6%
Anton Oilfield Services Group (China)[1]	100,000	56,178
Baker Hughes, Inc.	292,910	20,143,421
Cameron International Corp.*	289,330	20,516,390
CGG S.A. (France)*[1]	11,088	114,737
Core Laboratories N.V. - ADR	890	130,323
Eurasia Drilling Co. Ltd. - GDR (Russia)[1]	5,530	167,780
Oceaneering International, Inc.	2,520	171,133
Petroleum Geo-Services ASA (Norway)[1]	16,940	143,889
Saipem S.p.A. (Italy)[1]	23,070	537,345
Schlumberger Ltd.	188,080	20,385,991
SPT Energy Group, Inc. (China)[1]	148,000	78,311
Trican Well Service Ltd. (Canada)	17,090	246,707
Weatherford International plc - ADR*	840,320	18,797,958

		81,490,163

Oil, Gas & Consumable Fuels - 4.2%
Apache Corp.	58,450	6,000,477

Investment Portfolio - July 31, 2014

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Energy (continued)
Oil, Gas & Consumable Fuels (continued)
Cameco Corp. (Canada)	117,990	$2,378,678
Cloud Peak Energy, Inc.*	50,340	779,263
Encana Corp. (Canada)	40,060	863,293
EOG Resources, Inc.	38,220	4,182,797
Hess Corp.	359,161	35,549,756
Koninklijke Vopak N.V. (Netherlands)[1]	6,910	319,863
Pacific Rubiales Energy Corp. (Colombia)	31,330	599,102
Peabody Energy Corp.	1,068,220	16,204,897
Petroleo Brasileiro S.A. - ADR (Brazil)	58,280	980,270
Range Resources Corp.	43,170	3,263,220
Royal Dutch Shell plc - Class B (Netherlands)[1]	9,249	398,280
Royal Dutch Shell plc - Class B - ADR (Netherlands)	9,190	791,627
Talisman Energy, Inc. (Canada)	98,300	1,028,663
Whitehaven Coal Ltd. (Australia)*[1]	91,690	143,016

		73,483,202

Total Energy		154,973,365

Financials - 5.6%
Banks - 1.5%
Hong Leong Financial Group Berhad (Malaysia)[1]	153,070	834,054
HSBC Holdings plc (United Kingdom)[1]	1,343,370	14,402,213
ICICI Bank Ltd. - ADR (India)	9,550	477,691
KeyCorp.	43,110	583,709
Popular, Inc.*	278,580	8,886,702
Shinhan Financial Group Co. Ltd. (South Korea)[1]	11,830	584,257
Sumitomo Mitsui Trust Holdings, Inc. (Japan)[1]	141,000	613,591
Synovus Financial Corp.	23,121	544,500

		26,926,717

Capital Markets - 0.1%
CETIP S.A. - Mercados Organizados (Brazil)	14,720	207,621
Daiwa Securities Group, Inc. (Japan)[1]	60,000	503,759
Legg Mason, Inc.	18,870	895,381

		1,606,761

Diversified Financial Services - 0.2%
Berkshire Hathaway, Inc. - Class B*	1,330	166,822
JSE Ltd. (South Africa)[1]	53,080	491,546
MSCI, Inc.*	62,810	2,842,153

		3,500,521

Insurance - 0.3%
Admiral Group plc (United Kingdom)[1]	20,470	502,268

	SHARES	VALUE

COMMON STOCKS (continued)
Financials (continued)
Insurance (continued)
Allianz SE (Germany)[1]	9,660	$1,608,252
AXA S.A. (France)[1]	14,050	322,793
Brasil Insurance Participacoes e Administracao S.A. (Brazil)	37,500	157,851
Mapfre S.A. (Spain)[1]	282,140	1,085,214
Muenchener Rueckversicherungs AG (MunichRe) (Germany)[1]	3,955	839,139
Zurich Insurance Group AG (Switzerland)[1]	1,910	554,874

		5,070,391

Real Estate Investment Trusts (REITS) - 2.9%
Agree Realty Corp.	20,600	603,168
Alstria Office REIT AG (Germany)[1]	53,410	707,175
American Campus Communities, Inc.	10,820	421,114
Apartment Investment & Management Co. - Class A	14,030	479,545
Associated Estates Realty Corp.	33,230	587,174
AvalonBay Communities, Inc.	2,220	328,737
BioMed Realty Trust, Inc.	95,630	2,056,045
Boston Properties, Inc.	9,460	1,129,997
Camden Property Trust	6,960	503,625
CatchMark Timber Trust, Inc. - Class A	13,960	167,520
CBL & Associates Properties, Inc.	131,040	2,450,448
Chesapeake Lodging Trust	24,960	740,813
CoreSite Realty Corp.	20,980	685,207
Corporate Office Properties Trust	74,910	2,125,197
Crown Castle International Corp.	4,500	333,810
CubeSmart	34,780	633,344
DDR Corp.	21,000	368,340
Digital Realty Trust, Inc.	34,710	2,234,977
DuPont Fabros Technology, Inc.	79,390	2,176,080
Education Realty Trust, Inc.	48,170	508,675
Equity Lifestyle Properties, Inc.	11,080	490,733
Equity Residential	4,840	312,906
Essex Property Trust, Inc.	3,120	591,458
Fibra Shop Portafolios Inmobiliarios SAPI de CV (Mexico)	125,000	179,652
General Growth Properties, Inc.	35,760	835,711
Glimcher Realty Trust	50,100	538,074
HCP, Inc.	18,280	759,168
Health Care REIT, Inc.	18,460	1,174,610
Healthcare Trust of America, Inc.	33,150	394,817
Home Properties, Inc.	11,420	751,322
Host Hotels & Resorts, Inc.	56,824	1,235,354
Kimco Realty Corp.	39,340	880,429
Kite Realty Group Trust	64,610	394,121
Lexington Realty Trust	33,900	370,866
Mack-Cali Realty Corp.	25,420	536,362

Investment Portfolio - July 31, 2014

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Financials (continued)
Real Estate Investment Trusts (REITS) (continued)
Mid-America Apartment Communities, Inc.	8,183	$572,155
Pebblebrook Hotel Trust	28,840	1,049,776
Pennsylvania Real Estate Investment Trust	17,000	326,910
Physicians Realty Trust	37,000	520,960
Plum Creek Timber Co., Inc.	10,750	444,727
Potlatch Corp.	3,330	137,529
Public Storage	3,990	684,724
Rayonier, Inc.	3,640	123,978
Saul Centers, Inc.	3,310	157,788
Scentre Group (Australia)*[1]	80,990	255,897
Simon Property Group, Inc.	10,850	1,824,861
Sovran Self Storage, Inc.	14,860	1,140,059
Spirit Realty Capital, Inc.	29,360	339,695
UDR, Inc.	34,130	992,500
Ventas, Inc.	14,900	946,150
Washington Prime Group, Inc.*	22,385	422,853
Westfield Corp. (Australia)[1]	65,000	451,825
Weyerhaeuser Co.	348,460	10,913,767

		49,992,728

Real Estate Management & Development - 0.6%
Forest City Enterprises, Inc. - Class A*	24,470	469,090
Forestar Group, Inc.*	9,000	168,300
General Shopping Brasil S.A. (Brazil)*	76,660	293,969
Realogy Holdings Corp.*	274,100	10,075,916

		11,007,275

Total Financials		98,104,393

Health Care - 6.6%
Biotechnology - 0.2%
BioMarin Pharmaceutical, Inc.*	26,020	1,608,556
Green Cross Corp. (South Korea)[1]	6,376	754,226
Seattle Genetics, Inc.*	44,300	1,559,360

		3,922,142

Health Care Equipment & Supplies - 1.2%
Becton, Dickinson and Co.	112,920	13,125,821
BioMerieux (France)[1]	1,400	145,680
Carl Zeiss Meditec AG (Germany)[1]	13,920	412,695
HeartWare International, Inc.*	22,860	1,925,041
Neogen Corp.*	15,630	682,406
Shandong Weigao Group Medical Polymer Co. Ltd. - Class H (China)[1]	1,532,000	1,571,438
Straumann Holding AG (Switzerland)[1]	4,169	983,733
Thoratec Corp.*	67,580	2,196,350

		21,043,164

	SHARES	VALUE

COMMON STOCKS (continued)
Health Care (continued)
Health Care Providers & Services - 1.7%
Catamaran Corp.*	295,890	$13,460,036
Express Scripts Holding Co.*	160,440	11,174,646
Fresenius Medical Care AG & Co. KGaA (Germany)[1]	7,600	526,815
Fresenius Medical Care AG & Co. KGaA - ADR (Germany)	14,780	511,536
KPJ Healthcare Berhad (Malaysia)[1]	163,200	180,060
Life Healthcare Group Holdings Ltd. (South Africa)[1]	210,630	864,333
Odontoprev S.A. (Brazil)	99,950	408,831
Quest Diagnostics, Inc.	10,610	648,271
Sonic Healthcare Ltd. (Australia)[1]	4,300	71,922
Tenet Healthcare Corp.*	11,980	632,185
Universal Health Services, Inc. - Class B.	6,750	719,550

		29,198,185

Health Care Technology - 1.9%
Cerner Corp.*	624,250	34,458,600

Life Sciences Tools & Services - 0.0%##
Gerresheimer AG (Germany)[1]	4,250	293,376
QIAGEN N.V.*[1]	11,650	284,495

		577,871

Pharmaceuticals - 1.6%
AstraZeneca plc (United Kingdom)[1]	2,540	185,462
AstraZeneca plc - ADR (United Kingdom)	16,540	1,203,947
Bayer AG (Germany)[1]	13,685	1,805,135
GlaxoSmithKline plc (United Kingdom)[1]	14,575	351,240
Johnson & Johnson	104,720	10,481,425
Novo Nordisk A/S - Class B (Denmark)[1]	6,320	290,923
Otsuka Holdings Co. Ltd. (Japan)[1]	6,800	216,531
Sanofi (France)[1]	3,535	371,142
Sanofi - ADR (France)	199,960	10,451,909
Shire plc (Ireland)[1]	21,165	1,742,062
Teva Pharmaceutical Industries Ltd. - ADR (Israel)	9,790	523,765

		27,623,541

Total Health Care		116,823,503

Industrials - 4.3%
Air Freight & Logistics - 0.6%
C.H. Robinson Worldwide, Inc.	175,570	11,843,952

Airlines - 0.4%
Gol Linhas Aereas Inteligentes S.A. - ADR (Brazil)	514,840	3,119,930

Investment Portfolio - July 31, 2014

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Industrials (continued)
Airlines (continued)
Latam Airlines Group S.A. - ADR (Chile)*	172,537	$2,022,134
Republic Airways Holdings, Inc.*	116,000	1,153,040
Ryanair Holdings plc - ADR (Ireland)*	7,770	411,732

		6,706,836

Commercial Services & Supplies - 0.1%
Aggreko plc (United Kingdom)[1]	22,615	654,910
MiX Telematics Ltd. - ADR (South Africa)*	12,730	127,809
Tomra Systems ASA (Norway)[1]	65,630	545,494

		1,328,213

Electrical Equipment - 0.1%
Alstom S.A. (France)[1]	21,220	763,181
Nexans S.A. (France)[1]	4,571	208,187
Polypore International, Inc.*	4,890	210,759
Schneider Electric S.E. (France)[1]	6,350	538,203

		1,720,330

Industrial Conglomerates - 1.0%
General Electric Co.	590,440	14,849,566
Siemens AG (Germany)[1]	20,100	2,482,267

		17,331,833

Machinery - 1.0%
AGCO Corp.	5,970	290,799
Andritz AG (Austria)[1]	9,010	487,681
Chart Industries, Inc.*	13,450	1,022,873
Deere & Co.	2,800	238,308
FANUC Corp. (Japan)[1]	6,700	1,157,963
Joy Global, Inc.	167,590	9,931,383
Kennametal, Inc.	2,690	113,733
Komatsu Ltd. (Japan)[1]	12,600	279,434
KUKA AG (Germany)[1]	3,910	216,829
Pentair plc (United Kingdom)	5,720	366,480
SKF AB - Class B (Sweden)[1]	15,000	353,582
Terex Corp.	19,120	659,831
Westport Innovations, Inc. - ADR (Canada)*	100,483	1,732,327
Xylem, Inc.	10,100	356,429

		17,207,652

Marine - 0.0%##
Pacific Basin Shipping Ltd. (Hong Kong)[1]	48,000	28,913
Sinotrans Shipping Ltd. (China)[1]	877,500	241,371

		270,284

	SHARES	VALUE

COMMON STOCKS (continued)
Industrials (continued)
Professional Services - 0.7%
Equifax, Inc.	147,960	$11,258,276
Experian plc (United Kingdom)[1]	27,980	478,760
SGS S.A. (Switzerland)[1]	240	522,827

		12,259,863

Road & Rail - 0.2%
Heartland Express, Inc.	27,680	621,416
Hertz Global Holdings, Inc.*	44,290	1,249,864
Kansas City Southern	2,470	269,378
Swift Transportation Co.*	50,340	1,029,453

		3,170,111

Trading Companies & Distributors - 0.1%
Brenntag AG (Germany)[1]	4,400	706,416
Fastenal Co.	38,248	1,696,299

		2,402,715

Transportation Infrastructure - 0.1%
Wesco Aircraft Holdings, Inc.*	83,400	1,580,430

Total Industrials		75,822,219

Information Technology - 11.2%
Communications Equipment - 2.3%
Alcatel-Lucent - ADR (France)	157,980	541,871
ARRIS Group, Inc.*	43,000	1,469,310
Juniper Networks, Inc.*	875,916	20,619,063
Polycom, Inc.*	177,040	2,269,653
Qualcomm, Inc.	204,840	15,096,708

		39,996,605

Electronic Equipment, Instruments & Components - 0.2%
Cognex Corp.*	4,130	169,247
FLIR Systems, Inc.	46,050	1,532,544
Hitachi Ltd. (Japan)[1]	225,000	1,743,931
Keyence Corp. (Japan)[1]	1,609	700,953

		4,146,675

Internet Software & Services - 2.6%
eBay, Inc.*	324,380	17,127,264
Google, Inc. - Class A*	18,320	10,617,356
Google, Inc. - Class C*	18,320	10,471,712
Mail.ru Group Ltd. - GDR (Russia)*[1]	2,560	76,370
MercadoLibre, Inc. (Argentina)	11,290	1,044,325
NetEase, Inc. - ADR (China)	6,290	528,612
Q2 Holdings, Inc.*	59,610	785,064
Qihoo 360 Technology Co. Ltd. - ADR (China)*	19,955	1,818,898
Tencent Holdings Ltd. (China)[1]	41,100	667,454
Yandex N.V. - Class A - ADR (Russia)*	7,170	217,108

Investment Portfolio - July 31, 2014

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Information Technology (continued)
Internet Software & Services (continued)
Zillow, Inc. - Class A*	10,690	$1,534,336

		44,888,499

IT Services - 1.7%
Amdocs Ltd. - ADR	7,400	335,516
EVERTEC, Inc.	80,000	1,788,800
InterXion Holding N.V. - ADR (Netherlands)*	40	1,088
MasterCard, Inc. - Class A	105,740	7,840,621
VeriFone Systems, Inc.*	340,090	11,396,416
Visa, Inc. - Class A	37,540	7,921,315

		29,283,756

Semiconductors & Semiconductor Equipment - 0.1%
GCL-Poly Energy Holdings Ltd. (Hong Kong)[1]	515,000	166,260
REC Silicon ASA (Norway)*[1]	259,720	142,815
Samsung Electronics Co. Ltd. (South Korea)[1]	970	1,255,388

		1,564,463

Software - 1.1%
Aspen Technology, Inc.*	2,410	104,690
AVEVA Group plc (United Kingdom)[1]	11,543	389,485
Check Point Software Technologies Ltd. (Israel)*	620	42,079
Electronic Arts, Inc.*	462,560	15,542,016
FireEye, Inc.*	3,050	108,275
Fortinet, Inc.*	4,640	113,912
Imperva, Inc.*	1,550	34,363
Nuance Communications, Inc.*	52,540	955,177
Proofpoint, Inc.*	2,990	105,457
SAP AG (Germany)[1]	16,750	1,316,410
Temenos Group AG (Switzerland)[1]	8,610	307,784
Totvs S.A. (Brazil)	35,590	610,540

		19,630,188

Technology Hardware, Storage & Peripherals - 3.2%
Apple, Inc.	204,043	19,500,389
Canon, Inc. (Japan)[1]	6,800	222,464
EMC Corp.	1,243,050	36,421,365
Stratasys Ltd.*	810	81,437

		56,225,655

Total Information Technology		195,735,841

Materials - 4.6%
Chemicals - 3.1%
Akzo Nobel N.V. (Netherlands)[1]	1,990	143,327
BASF SE (Germany)[1]	6,070	628,207
Linde AG (Germany)[1]	6,790	1,384,876

	SHARES	VALUE

COMMON STOCKS (continued)
Materials (continued)
Chemicals (continued)
Monsanto Co.	290,010	$32,797,231
The Mosaic Co.	324,110	14,944,712
Potash Corp. of Saskatchewan, Inc. (Canada)	8,050	285,695
Rayonier Advanced Materials, Inc.*	1,213	39,385
Sociedad Quimica y Minera de Chile S.A. - ADR (Chile)	68,960	1,912,261
Syngenta AG (Switzerland)[1]	820	290,489
Umicore S.A. (Belgium)[1]	11,000	531,615
Wacker Chemie AG (Germany)[1]	1,510	174,787
Yingde Gases Group Co. Ltd. (China)[1]	252,000	275,044

		53,407,629

Construction Materials - 0.0%##
CRH plc (Ireland)[1]	11,750	273,456
Holcim Ltd. (Switzerland)[1]	3,440	275,257

		548,713

Metals & Mining - 1.5%
Alcoa, Inc.	1,377,620	22,579,192
Alumina Ltd. (Australia)*[1]	307,910	452,688
Iluka Resources Ltd. (Australia)[1]	17,290	140,078
Impala Platinum Holdings Ltd. (South Africa)[1]	28,580	283,213
Norsk Hydro ASA (Norway)[1]	98,410	583,431
Stillwater Mining Co.*	100,970	1,807,363
Teck Resources Ltd. - Class B (Canada)	28,790	689,808
ThyssenKrupp AG (Germany)[1]	7,630	214,929

		26,750,702

Total Materials		80,707,044

Telecommunication Services - 0.2%
Diversified Telecommunication Services - 0.1%
Telefonica S.A. - ADR (Spain)	51,840	841,882
Telenor ASA - ADR (Norway)[2]	12,530	868,329

		1,710,211

Wireless Telecommunication Services - 0.1%
America Movil S.A.B. de C.V. - Class L - ADR (Mexico)	32,450	764,847
China Mobile Ltd. (China)[1]	53,000	579,112
MTN Group Ltd. (South Africa)[1]	13,620	281,926

		1,625,885

Total Telecommunication Services		3,336,096

TOTAL COMMON STOCKS (Identified Cost $896,220,711)		1,054,627,275

Investment Portfolio - July 31, 2014

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	SHARES/ PRINCIPAL AMOUNT[3]	VALUE

PREFERRED STOCKS - 0.1%
Financials - 0.1%
Banks - 0.0%##
U.S. Bancorp., Series F (non-cumulative), 6.50%[4]	30,400	$862,144

Insurance - 0.0%##
Principal Financial Group, Inc., Series A (non-cumulative), 5.563%[4]	7,000	715,400

Real Estate Investment Trusts (REITS) - 0.1%
Public Storage, Series Q, 6.50%	39,780	1,054,170

TOTAL PREFERRED STOCKS (Identified Cost $2,449,250)		2,631,714

CORPORATE BONDS - 17.3%
Convertible Corporate Bonds - 0.2%
Consumer Discretionary - 0.1%
Internet & Catalog Retail - 0.1%
The Priceline Group, Inc., 0.35%, 6/15/2020	1,250,000	1,500,000

Financials - 0.1%
Real Estate Investment Trusts (REITS) - 0.1%
BioMed Realty LP5, 3.75%, 1/15/2030	850,000	1,071,000

Total Convertible Corporate Bonds (Identified Cost $2,516,250)		2,571,000

Non-Convertible Corporate Bonds - 17.1%
Consumer Discretionary - 2.5%
Auto Components - 0.3%
Delphi Corp., 5.00%, 2/15/2023	1,800,000	1,932,750
Icahn Enterprises LP - Icahn Enterprises Finance Corp., 3.50%, 3/15/2017	2,165,000	2,154,175
Icahn Enterprises LP - Icahn Enterprises Finance Corp., 6.00%, 8/1/2020	945,000	985,163
Icahn Enterprises LP - Icahn Enterprises Finance Corp., 5.875%, 2/1/2022	715,000	728,853

		5,800,941

Automobiles - 0.5%
Ford Motor Credit Co. LLC, 6.625%, 8/15/2017	650,000	742,545
Ford Motor Credit Co. LLC, 5.00%, 5/15/2018	6,307,000	6,945,634
Ford Motor Credit Co. LLC, 8.125%, 1/15/2020	1,045,000	1,321,355

		9,009,534

	PRINCIPAL AMOUNT[3]	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Consumer Discretionary (continued)
Diversified Consumer Services - 0.2%
Block Financial LLC, 5.50%, 11/1/2022	2,760,000	$3,003,142
Crestview DS Merger Sub II, Inc., 10.00%, 9/1/2021	635,000	713,581

		3,716,723

Hotels, Restaurants & Leisure - 0.3%
International Game Technology, 7.50%, 6/15/2019	3,790,000	4,324,386
Royal Caribbean Cruises Ltd., 11.875%, 7/15/2015	550,000	603,625

		4,928,011

Household Durables - 0.1%
Brookfield Residential Properties, Inc. - Brookfield Residential US Corp. (Canada)[5], 6.125%, 7/1/2022	1,010,000	1,035,250
NVR, Inc., 3.95%, 9/15/2022	500,000	502,487
Weekley Homes LLC - Weekley Finance Corp., 6.00%, 2/1/2023	890,000	883,325

		2,421,062

Media - 0.7%
British Sky Broadcasting Group plc (United Kingdom)[5], 9.50%, 11/15/2018	2,060,000	2,628,272
CCO Holdings LLC - CCO Holdings Capital Corp., 5.25%, 9/30/2022	750,000	735,000
Cogeco Cable, Inc. (Canada)[5], 4.875%, 5/1/2020	695,000	698,475
Columbus International, Inc. (Barbados)[5], 7.375%, 3/30/2021	670,000	706,850
DIRECTV Holdings LLC - DIRECTV Financing Co., Inc., 5.20%, 3/15/2020	1,515,000	1,690,328
Discovery Communications LLC, 5.05%, 6/1/2020	1,350,000	1,505,440
Sirius XM Radio, Inc.[5], 4.25%, 5/15/2020	1,380,000	1,328,250
Time Warner, Inc., 4.875%, 3/15/2020	1,200,000	1,329,313
Time Warner, Inc., 4.75%, 3/29/2021	1,650,000	1,822,217

		12,444,145

Multiline Retail - 0.2%
Dollar General Corp., 1.875%, 4/15/2018	1,225,000	1,211,940

Investment Portfolio - July 31, 2014

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	PRINCIPAL AMOUNT[3]	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Consumer Discretionary (continued)
Multiline Retail (continued)
Macy’s Retail Holdings, Inc., 2.875%, 2/15/2023	1,270,000	$1,218,620

		2,430,560

Specialty Retail - 0.1%
The TJX Companies, Inc., 2.75%, 6/15/2021	1,510,000	1,499,765

Textiles, Apparel & Luxury Goods - 0.1%
VF Corp., 5.95%, 11/1/2017	880,000	1,001,406

Total Consumer Discretionary		43,252,147

Consumer Staples - 0.5%
Beverages - 0.1%
Pernod-Ricard S.A. (France)[5], 5.75%, 4/7/2021	1,320,000	1,516,791

Food & Staples Retailing - 0.1%
C&S Group Enterprises, LLC[5], 5.375%, 7/15/2022	1,115,000	1,098,275
KeHE Distributors LLC - KeHE Finance Corp.[5], 7.625%, 8/15/2021	870,000	937,425
Shearer’s Foods LLC - Chip Finance Corp.[5], 9.00%, 11/1/2019	685,000	748,363

		2,784,063

Food Products - 0.1%
Pinnacle Operating Corp.[5], 9.00%, 11/15/2020	1,040,000	1,118,000

Household Products - 0.2%
Energizer Holdings, Inc., 4.70%, 5/19/2021	1,300,000	1,348,393
Harbinger Group, Inc., 7.875%, 7/15/2019	865,000	938,525
Harbinger Group, Inc., 7.75%, 1/15/2022	635,000	646,113

		2,933,031

Tobacco - 0.0%##
Vector Group Ltd., 7.75%, 2/15/2021	870,000	922,200
Vector Group Ltd.[5], 7.75%, 2/15/2021	95,000	100,700

		1,022,900

Total Consumer Staples		9,374,785

Energy - 1.5%
Energy Equipment & Services - 0.4%
Baker Hughes, Inc., 7.50%, 11/15/2018	935,000	1,139,925

	PRINCIPAL AMOUNT[3]	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Energy (continued)
Energy Equipment & Services (continued)
Calfrac Holdings LP (Canada)[5], 7.50%, 12/1/2020	1,015,000	$1,070,825
Parker Drilling Co.[5], 6.75%, 7/15/2022	975,000	994,500
Schlumberger Oilfield plc[5], 4.20%, 1/15/2021	400,000	435,365
Shelf Drilling Holdings Ltd. (United Arab Emirates)[5], 8.625%, 11/1/2018	1,035,000	1,097,100
Weatherford International Ltd., 9.625%, 3/1/2019	1,245,000	1,617,102

		6,354,817

Oil, Gas & Consumable Fuels - 1.1%
Baytex Energy Corp. (Canada)[5], 5.125%, 6/1/2021	1,090,000	1,081,825
Buckeye Partners LP, 4.15%, 7/1/2023	1,275,000	1,309,935
Chesapeake Energy Corp.[6], 3.484%, 4/15/2019	1,050,000	1,052,625
CNOOC Nexen Finance 2014 ULC (China), 1.625%, 4/30/2017	1,345,000	1,346,096
Denbury Resources, Inc., 5.50%, 5/1/2022	1,085,000	1,066,013
Energy XXI Gulf Coast, Inc., 7.50%, 12/15/2021	935,000	977,075
FTS International, Inc.[5], 6.25%, 5/1/2022	705,000	717,337
Gazprom OAO Via Gaz Capital S.A. (Russia)[5], 9.25%, 4/23/2019	1,905,000	2,214,563
Ithaca Energy, Inc. (United Kingdom)[5], 8.125%, 7/1/2019	1,105,000	1,102,237
Lukoil International Finance B.V. (Russia)[5], 3.416%, 4/24/2018	1,535,000	1,473,600
PBF Holding Co. LLC - PBF Finance Corp., 8.25%, 2/15/2020	1,255,000	1,345,987
Petrobras Global Finance B.V. (Brazil)[6], 1.852%, 5/20/2016	3,250,000	3,258,418
Petroleos Mexicanos (Mexico), 8.00%, 5/3/2019	1,600,000	1,949,600
Sabine Pass Liquefaction LLC, 5.625%, 2/1/2021	1,075,000	1,112,625

		20,007,936

Total Energy		26,362,753

Financials - 8.7%
Banks - 3.0%
Banco Bilbao Vizcaya Argentaria S.A. (Spain)[6], 9.00%, 5/29/2049	1,400,000	1,543,500

Investment Portfolio - July 31, 2014

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	PRINCIPAL AMOUNT[3]	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Financials (continued)
Banks (continued)
Banco Santander S.A. (Spain)[6], 6.375%, 5/29/2049	1,400,000	$1,393,000
Bank of America Corp., 6.875%, 4/25/2018	1,025,000	1,196,249
Bank of America Corp., 7.625%, 6/1/2019	2,250,000	2,753,865
Barclays Bank plc (United Kingdom)[5], 10.179%, 6/12/2021	1,250,000	1,717,215
Barclays Bank plc (United Kingdom), 3.75%, 5/15/2024	1,100,000	1,101,202
Barclays plc (United Kingdom)[6], 6.625%, 6/29/2049	800,000	790,000
BBVA Bancomer S.A. (Mexico)[5], 6.75%, 9/30/2022	1,670,000	1,895,450
BBVA US Senior S.A.U. (Spain), 4.664%, 10/9/2015	4,325,000	4,514,292
BNP Paribas - BNP Paribas US Medium-Term Note Program LLC (France)[5], 4.80%, 6/24/2015	2,220,000	2,296,224
BPCE S.A. (France)[6], 2.83%, 7/29/2049	1,500,000	1,341,525
Citigroup, Inc., 8.50%, 5/22/2019	2,663,000	3,368,999
Commonwealth Bank of Australia (Australia), 5.75%, 1/25/2017	380,000	374,372
Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A. (Netherlands)[6], 8.40%, 11/29/2049	850,000	955,187
HSBC Bank plc (United Kingdom)[5], 1.50%, 5/15/2018	1,580,000	1,559,525
HSBC USA Capital Trust I (United Kingdom)[5], 7.808%, 12/15/2026	600,000	607,383
Intesa Sanpaolo S.p.A. (Italy), 3.875%, 1/15/2019	1,650,000	1,711,961
Intesa Sanpaolo S.p.A. (Italy)[5], 6.50%, 2/24/2021	1,400,000	1,623,983
Intesa Sanpaolo S.p.A. (Italy)[5], 5.017%, 6/26/2024	1,500,000	1,483,919
JPMorgan Chase & Co., 4.95%, 3/25/2020	3,130,000	3,482,720
Lloyds Bank plc (United Kingdom)[5], 6.50%, 9/14/2020	4,735,000	5,500,654
Lloyds Bank plc (United Kingdom)[6], 9.875%, 12/16/2021	1,335,000	1,566,956
National City Corp., 6.875%, 5/15/2019	2,255,000	2,670,991
Popular, Inc., 7.00%, 7/1/2019	1,505,000	1,513,277
Royal Bank of Canada (Canada), 3.27%, 11/10/2014	295,000	271,927

	PRINCIPAL AMOUNT[3]	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Financials (continued)
Banks (continued)
Royal Bank of Canada (Canada), 3.18%, 3/16/2015	465,000	$431,228
Royal Bank of Canada (Canada), 3.77%, 3/30/2018	445,000	433,956
Royal Bank of Scotland Group plc (United Kingdom), 5.00%, 10/1/2014	1,400,000	1,408,400
Royal Bank of Scotland Group plc (United Kingdom)[6], 1.174%, 3/31/2017	805,000	810,467
The Royal Bank of Scotland plc (United Kingdom)[6], 9.50%, 3/16/2022	585,000	680,063
Santander Holdings USA, Inc., 4.625%, 4/19/2016	370,000	392,113
Westpac Banking Corp. (Australia), 5.75%, 2/6/2017	400,000	394,316

		51,784,919

Capital Markets - 1.0%
Goldman Sachs Capital II6, 4.00%, 6/1/2043	2,005,000	1,588,963
The Goldman Sachs Group, Inc., 6.15%, 4/1/2018	2,510,000	2,854,754
The Goldman Sachs Group, Inc.[6], 1.334%, 11/15/2018	6,145,000	6,245,348
The Goldman Sachs Group, Inc., 5.375%, 3/15/2020	2,225,000	2,501,883
The Goldman Sachs Group, Inc.[6], 1.83%, 11/29/2023	1,100,000	1,137,324
Scottrade Financial Services, Inc.[5], 6.125%, 7/11/2021	400,000	415,173
UBS AG (Switzerland)[6], 7.25%, 2/22/2022	1,150,000	1,253,500
UBS AG (Switzerland), 7.625%, 8/17/2022	825,000	980,882
UBS AG (Switzerland)[6], 4.75%, 5/22/2023	970,000	989,788

		17,967,615

Consumer Finance - 0.5%
Ally Financial, Inc., 6.75%, 12/1/2014	610,000	616,863
American Express Co.[6], 6.80%, 9/1/2066	930,000	1,013,700
Capital One Bank USA National Association, 2.15%, 11/21/2018	850,000	849,068
Caterpillar Financial Services Corp., 7.05%, 10/1/2018	815,000	980,960

Investment Portfolio - July 31, 2014

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	PRINCIPAL AMOUNT[3]	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Financials (continued)
Consumer Finance (continued)
CNG Holdings, Inc.[5], 9.375%, 5/15/2020	910,000	$718,900
Discover Bank, 4.20%, 8/8/2023	1,280,000	1,335,028
Navient LLC, 6.00%, 1/25/2017	1,995,000	2,129,663
Navient LLC, 6.125%, 3/25/2024	1,315,000	1,282,125

		8,926,307

Diversified Financial Services - 1.0%
The Bear Stearns Companies LLC, 7.25%, 2/1/2018	85,000	100,197
CME Group, Inc., 3.00%, 9/15/2022	1,270,000	1,258,585
General Electric Capital Corp., 5.625%, 5/1/2018	915,000	1,036,837
General Electric Capital Corp.[6], 0.618%, 5/5/2026	2,295,000	2,149,316
General Electric Capital Corp.[6], 7.125%, 12/29/2049	2,150,000	2,515,500
ING Bank N.V. (Netherlands)[5], 5.80%, 9/25/2023	1,870,000	2,086,606
ING Bank N.V. (Netherlands)[6], 4.125%, 11/21/2023	1,460,000	1,489,200
Jefferies Finance LLC - JFIN Co-Issuer Corp.[5], 7.375%, 4/1/2020	875,000	916,563
Jefferies Finance LLC - JFIN Co-Issuer Corp.[5], 6.875%, 4/15/2022	695,000	694,131
Jefferies Group LLC, 8.50%, 7/15/2019	3,795,000	4,741,283
Voya Financial, Inc., 2.90%, 2/15/2018	85,000	87,574
Voya Financial, Inc., 5.50%, 7/15/2022	1,185,000	1,343,188

		18,418,980

Insurance - 1.8%
Aegon N.V. (Netherlands)[6], 2.722%, 7/29/2049	2,175,000	1,981,207
American International Group, Inc., 4.875%, 6/1/2022	3,645,000	4,034,866
Assured Guaranty US Holdings, Inc., 5.00%, 7/1/2024	3,175,000	3,204,153
AXA S.A. (France)[6], 2.663%, 8/29/2049	1,750,000	1,585,937
Fidelity National Financial, Inc., 6.60%, 5/15/2017	2,025,000	2,275,740
First American Financial Corp., 4.30%, 2/1/2023	1,350,000	1,364,279

	PRINCIPAL AMOUNT[3]	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Financials (continued)
Insurance (continued)
Genworth Holdings, Inc., 7.70%, 6/15/2020	600,000	$733,288
Genworth Holdings, Inc., 7.625%, 9/24/2021	6,555,000	8,119,967
Genworth Holdings, Inc.[6], 6.15%, 11/15/2066	4,300,000	3,913,000
The Hartford Financial Services Group, Inc., 5.125%, 4/15/2022	2,535,000	2,860,578
Prudential Financial, Inc.[6], 5.875%, 9/15/2042	1,975,000	2,137,937

		32,210,952

Real Estate Investment Trusts (REITS) -1.2%
American Campus Communities Operating Partnership LP, 3.75%, 4/15/2023	665,000	655,455
American Tower Corp., 3.40%, 2/15/2019	3,925,000	4,068,227
BioMed Realty LP, 3.85%, 4/15/2016	285,000	297,752
Boston Properties LP, 5.875%, 10/15/2019	1,385,000	1,604,622
Camden Property Trust, 5.70%, 5/15/2017	980,000	1,092,283
Corrections Corp. of America, 4.125%, 4/1/2020	1,080,000	1,063,800
Digital Realty Trust LP, 5.875%, 2/1/2020	200,000	222,409
Digital Realty Trust LP, 5.25%, 3/15/2021	1,870,000	2,019,636
DuPont Fabros Technology LP, 5.875%, 9/15/2021	1,100,000	1,122,000
HCP, Inc., 6.70%, 1/30/2018	1,270,000	1,473,445
Health Care REIT, Inc., 6.20%, 6/1/2016	1,240,000	1,353,792
Health Care REIT, Inc., 4.95%, 1/15/2021	275,000	303,561
Rialto Holdings LLC - Rialto Corp.[5], 7.00%, 12/1/2018	1,035,000	1,066,050
Simon Property Group LP, 10.35%, 4/1/2019	2,160,000	2,896,767
UDR, Inc., 4.625%, 1/10/2022	980,000	1,058,784

		20,298,583

Real Estate Management & Development - 0.0%##
Forestar USA Real Estate Group, Inc.[5], 8.50%, 6/1/2022	700,000	728,000

Investment Portfolio - July 31, 2014

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	PRINCIPAL AMOUNT[3]	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Financials (continued)
Thrifts & Mortgage Finance - 0.2%
Ladder Capital Finance Holdings LLLP - Ladder Capital Finance Corp., 7.375%, 10/1/2017	890,000	$950,075
Ladder Capital Finance Holdings LLLP - Ladder Capital Finance Corp.[5], 5.875%, 8/1/2021	520,000	521,300
Prospect Holding Co. LLC - Prospect Holding Finance Co.[5], 10.25%, 10/1/2018	705,000	694,777
Provident Funding Associates LP - PFG Finance Corp.[5], 6.75%, 6/15/2021	585,000	580,613

		2,746,765

Total Financials		153,082,121

Health Care - 0.2%
Health Care Equipment & Supplies - 0.1%
Crimson Merger Sub, Inc.[5], 6.625%, 5/15/2022	695,000	663,725

Health Care Providers & Services - 0.1%
Fresenius Medical Care US Finance, Inc. (Germany)[5], 6.50%, 9/15/2018	780,000	865,800
Fresenius US Finance II, Inc. (Germany)[5], 9.00%, 7/15/2015	880,000	930,600

		1,796,400

Pharmaceuticals - 0.0%##
Mallinckrodt International Finance S.A. -Mallinckrodt CB LLC[5], 5.75%, 8/1/2022	530,000	532,650

Total Health Care		2,992,775

Industrials - 1.3%
Aerospace & Defense - 0.2%
DigitalGlobe, Inc., 5.25%, 2/1/2021	985,000	964,069
Erickson, Inc., 8.25%, 5/1/2020	760,000	763,800
Textron, Inc., 7.25%, 10/1/2019	940,000	1,129,994

		2,857,863

Air Freight & Logistics - 0.0%##
Neovia Logistics Intermediate Holdings LLC - Logistics Intermediate Finance Corp.[5,7], 10.00%, 2/15/2018	565,000	589,013

Airlines - 0.2%
Allegiant Travel Co., 5.50%, 7/15/2019	1,085,000	1,097,206

	PRINCIPAL AMOUNT[3]	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Airlines (continued)
American Airlines Pass-Through Trust, Series 2013-2, Class A5, 4.95%, 1/15/2023	1,359,314	$1,471,458
Delta Air Lines Pass-Through Trust, Series 2010-1, Class B5, 6.375%, 1/2/2016	715,000	757,900
United Continental Holdings, Inc., 6.375%, 6/1/2018	865,000	925,550

		4,252,114

Commercial Services & Supplies - 0.1%
Modular Space Corp.[5], 10.25%, 1/31/2019	1,055,000	1,086,650

Construction & Engineering - 0.1%
Abengoa Finance S.A.U. (Spain)[5], 7.75%, 2/1/2020	835,000	912,237

Machinery - 0.3%
CNH Industrial Capital LLC, 3.875%, 11/1/2015	1,925,000	1,949,063
CNH Industrial Capital LLC, 6.25%, 11/1/2016	885,000	946,950
Joy Global, Inc., 5.125%, 10/15/2021	120,000	130,424
SPL Logistics Escrow LLC - SPL Logistics Finance Corp.[5], 8.875%, 8/1/2020	1,005,000	1,113,037
Waterjet Holdings, Inc.[5], 7.625%, 2/1/2020	610,000	642,025

		4,781,499

Road & Rail - 0.0%##
Union Pacific Corp., 5.65%, 5/1/2017	810,000	901,622

Trading Companies & Distributors - 0.4%
Air Lease Corp., 3.375%, 1/15/2019	1,850,000	1,889,313
Aircastle Ltd., 4.625%, 12/15/2018	670,000	681,725
Aviation Capital Group Corp.[5], 3.875%, 9/27/2016	2,100,000	2,171,152
Aviation Capital Group Corp.[5], 6.75%, 4/6/2021	765,000	861,510
Fly Leasing Ltd. (Ireland), 6.75%, 12/15/2020	1,050,000	1,110,375
International Lease Finance Corp., 8.625%, 9/15/2015	550,000	586,987
International Lease Finance Corp., 5.75%, 5/15/2016	585,000	612,056

		7,913,118

Total Industrials		23,294,116

Investment Portfolio - July 31, 2014

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	PRINCIPAL AMOUNT[3]	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Information Technology - 0.6%
Internet Software & Services - 0.1%
Tencent Holdings Ltd. (China)[5], 3.375%, 5/2/2019	2,110,000	$2,142,519

IT Services - 0.1%
Xerox Corp., 2.80%, 5/15/2020	1,650,000	1,629,839

Semiconductors & Semiconductor Equipment - 0.2%
Magnachip Semiconductor Corp. (South Korea), 6.625%, 7/15/2021	820,000	795,400
Xilinx, Inc., 3.00%, 3/15/2021	2,160,000	2,163,689

		2,959,089

Technology Hardware, Storage & Peripherals - 0.2%
Apple, Inc., 2.40%, 5/3/2023	650,000	613,643
Hewlett-Packard Co.[6], 1.174%, 1/14/2019	2,770,000	2,791,639

		3,405,282

Total Information Technology		10,136,729

Materials - 1.0%
Chemicals - 0.1%
The Mosaic Co., 4.25%, 11/15/2023	665,000	696,878
Potash Corp. of Saskatchewan, Inc. (Canada), 6.50%, 5/15/2019	565,000	668,769

		1,365,647

Containers & Packaging - 0.1%
Ardagh Packaging Finance plc - Ardagh Holdings USA, Inc. (Ireland)[5,6], 3.232%, 12/15/2019	1,085,000	1,063,300

Metals & Mining - 0.7%
ArcelorMittal (Luxembourg), 10.35%, 6/1/2019	765,000	952,425
BHP Billiton Finance (USA) Ltd. (Australia), 6.50%, 4/1/2019	960,000	1,147,482
Cliffs Natural Resources, Inc., 5.90%, 3/15/2020	1,315,000	1,350,434
Freeport-McMoRan Copper & Gold, Inc., 3.10%, 3/15/2020	105,000	105,609
MMC Finance Ltd. (Russia), 4.375%, 4/30/2018	200,000	198,750
Plains Exploration & Production Co., 6.125%, 6/15/2019	2,045,000	2,264,837
Plains Exploration & Production Co., 6.50%, 11/15/2020	1,907,000	2,116,770
Rio Tinto Finance USA plc (United Kingdom), 1.375%, 6/17/2016	2,000,000	2,019,466

	PRINCIPAL AMOUNT[3]	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Materials (continued)
Metals & Mining (continued)
SunCoke Energy Partners LP - SunCoke Energy Partners Finance Corp.[5], 7.375%, 2/1/2020	1,020,000	$1,076,100
Teck Resources Ltd. (Canada), 3.00%, 3/1/2019	1,290,000	1,310,612

		12,542,485

Paper & Forest Products - 0.1%
International Paper Co., 7.50%, 8/15/2021	1,425,000	1,801,124

Total Materials		16,772,556

Telecommunication Services - 0.6%
Diversified Telecommunication Services - 0.1%
Telefonica Emisiones S.A.U. (Spain), 6.221%, 7/3/2017	2,400,000	2,701,452

Wireless Telecommunication Services - 0.5%
Altice Financing S.A. (Luxembourg)[5], 6.50%, 1/15/2022	990,000	1,017,225
America Movil S.A.B. de C.V. (Mexico), 5.00%, 3/30/2020	1,890,000	2,072,007
CPI International, Inc., 8.75%, 2/15/2018	700,000	731,500
Crown Castle Towers LLC[5], 6.113%, 1/15/2020	1,045,000	1,216,395
Crown Castle Towers LLC[5], 4.883%, 8/15/2020	353,000	390,504
SBA Tower Trust[5], 5.101%, 4/17/2017	575,000	612,468
SBA Tower Trust[5], 2.933%, 12/15/2017	1,285,000	1,305,115
UPCB Finance VI Ltd. (Netherlands)[5], 6.875%, 1/15/2022	960,000	1,027,200

		8,372,414

Total Telecommunication Services		11,073,866

Utilities - 0.2%
Independent Power and Renewable Electricity Producers - 0.2%
AES Corp.[6], 3.229%, 6/1/2019	1,145,000	1,139,275
ContourGlobal Power Holdings S.A. (France)[5], 7.125%, 6/1/2019	1,080,000	1,069,200
NRG Energy, Inc.[5], 6.25%, 7/15/2022	1,000,000	1,030,000

Investment Portfolio - July 31, 2014

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	PRINCIPAL AMOUNT3/ SHARES	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Utilities (continued)
Independent Power and Renewable Electricity Producers (continued)
RJS Power Holdings LLC[5], 5.125%, 7/15/2019	740,000	$728,900

Total Utilities		3,967,375

Total Non-Convertible Corporate Bonds (Identified Cost $291,813,986)		300,309,223

TOTAL CORPORATE BONDS (Identified Cost $294,330,236)		302,880,223

MUTUAL FUNDS - 0.3%
Direxion Daily 20 Year Plus Treasury Bear 3x Shares*	30,751	1,440,684
ProShares Short 20+ Year Treasury	156,023	4,452,897

TOTAL MUTUAL FUNDS (Identified Cost $6,030,199)		5,893,581

U.S. TREASURY SECURITIES - 1.9%
U.S. Treasury Bills - 1.9%
U.S. Treasury Bill[8], 0.00%, 7/23/2015 (Identified Cost $32,966,551)	33,000,000	32,963,271

ASSET-BACKED SECURITIES - 0.2%
FDIC Trust, Series 2011-R1, Class A5, 2.672%, 7/25/2026	1,008,193	1,034,666
Ford Credit Auto Owner Trust, Series 2012-D, Class A3, 0.51%, 4/15/2017	861,515	861,982
Hertz Vehicle Financing LLC, Series 2009-2A, Class A2[5], 5.29%, 3/25/2016	470,000	479,407
Hertz Vehicle Financing LLC, Series 2010-1A, Class A2[5], 3.74%, 2/25/2017	700,000	727,303

TOTAL ASSET-BACKED SECURITIES (Identified Cost $3,038,893)		3,103,358

	PRINCIPAL AMOUNT[3]	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES - 3.4%
Americold LLC Trust, Series 2010-ARTA, Class A1[5], 3.847%, 1/14/2029	221,964	$233,124
Banc of America Commercial Mortgage Trust, Series 2006-2, Class A4[6], 5.92%, 5/10/2045	3,155,000	3,364,744
Banc of America Commercial Mortgage Trust, Series 2006-4, Class A4, 5.634%, 7/10/2046	824,077	879,902
Bear Stearns Commercial Mortgage Securities Trust, Series 2005-PWR9, Class A4A, 4.871%, 9/11/2042	1,711,793	1,766,863
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PW12, Class A4[6], 5.89%, 9/11/2038	602,747	646,150
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PW13, Class A4, 5.54%, 9/11/2041	668,610	715,154
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-T24, Class AM6, 5.568%, 10/12/2041	1,180,000	1,275,972
CFCRE Commercial Mortgage Trust, Series 2011-C1, Class A2[5], 3.759%, 4/15/2044	420,000	436,087
Citigroup - Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class A4[6], 5.399%, 7/15/2044	400,925	415,114
Commercial Mortgage Pass-Through Certificates, Series 2010-C1, Class A1[5], 3.156%, 7/10/2046	395,077	402,664
Commercial Mortgage Trust, Series 2006-GG7, Class A4[6], 6.014%, 7/10/2038	596,385	638,520
Credit Suisse Mortgage Capital Trust, Series 2013-IVR3, Class A1[5,6], 2.50%, 5/25/2043	1,355,483	1,256,999
Credit Suisse Mortgage Capital Trust, Series 2013-TH1, Class A1[5,6], 2.13%, 2/25/2043	1,235,455	1,120,866
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1[5], 3.742%, 11/10/2046	311,931	323,991
Extended Stay America Trust, Series 2013-ESH7, Class A27[5], 2.958%, 12/5/2031	1,410,000	1,418,323
Fannie Mae Interest Strip, Series 406, Class 7 (IO), 4.50%, 1/25/2041	5,089,211	1,111,081

Investment Portfolio - July 31, 2014

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	PRINCIPAL AMOUNT[3]	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae Interest Strip, Series 408, Class C1 (IO), 4.00%, 12/25/2040	2,183,902	$459,387
Fannie Mae Interest Strip, Series 409, Class C15 (IO), 4.00%, 11/25/2039	6,082,848	1,278,270
Fannie Mae Interest Strip, Series 413, Class C32 (IO), 4.00%, 1/25/2039	8,071,702	1,715,867
Fannie Mae Multifamily REMIC Trust, Series 2012-M13, Class ASQ2, 1.246%, 8/25/2017	1,129,038	1,130,471
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K009, Class X1 (IO)[6], 1.643%, 8/25/2020	9,964,982	667,664
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K014, Class X1 (IO)[6], 1.423%, 4/25/2021	10,264,591	712,896
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K016, Class X1 (IO)[6], 1.725%, 10/25/2021	4,327,141	394,241
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K017, Class X1 (IO)[6], 1.586%, 12/25/2021	7,634,031	635,243
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K021, Class X1 (IO)[6], 1.641%, 6/25/2022	11,908,587	1,120,455
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K030, Class X1 (IO)[6], 0.338%, 4/25/2023	47,435,792	783,070
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K032, Class X1 (IO)[6], 0.238%, 5/25/2023	30,722,905	301,975
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K706, Class X1 (IO)[6], 1.724%, 10/25/2018	6,120,781	358,304
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K-P01, Class A2, 1.72%, 1/25/2019	1,325,000	1,318,250
Freddie Mac REMICs, Series 4060, Class PS6, 6.495%, 5/15/2042	5,714,471	1,131,089
FREMF Mortgage Trust, Series 2011-K701, Class B5,6, 4.436%, 7/25/2048	550,000	578,843

	PRINCIPAL AMOUNT[3]	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
FREMF Mortgage Trust, Series 2011-K702, Class B5,6, 4.936%, 4/25/2044	675,000	$723,078
FREMF Mortgage Trust, Series 2013-K28, Class X2A (IO)[5], 0.10%, 6/25/2046	84,968,744	567,565
FREMF Mortgage Trust, Series 2013-K712, Class B5,6, 3.484%, 5/25/2045	1,050,000	1,063,508
FREMF Mortgage Trust, Series 2014-K715, Class B5,6, 4.119%, 2/25/2046	1,750,000	1,803,673
Ginnie Mae (IO), Series 2009-121, Class QI, 4.50%, 12/20/2039	3,983,353	895,882
GS Mortgage Securities Corp. II, Series 2010-C2, Class A1[5], 3.849%, 12/10/2043	678,887	704,502
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2005-CB13, Class A4[6], 5.42%, 1/12/2043	1,605,000	1,677,223
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2005-CB13, Class AM6, 5.461%, 1/12/2043	385,000	404,079
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2005-LDP5, Class A4[6], 5.404%, 12/15/2044	325,000	338,038
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP7, Class A4[6], 6.06%, 4/15/2045	1,460,000	1,562,475
JP Morgan Mortgage Trust, Series 2013-1, Class 1A2[5,6], 3.00%, 3/25/2043	1,052,469	1,022,991
JP Morgan Mortgage Trust, Series 2013-2, Class A2[5,6], 3.50%, 5/25/2043	1,227,363	1,225,620
JP Morgan Mortgage Trust, Series 2014-2, Class 1A1[5,6], 3.00%, 6/25/2029	1,732,001	1,764,904
LSTAR Commercial Mortgage Trust, Series 2011-1, Class A5, 3.913%, 6/25/2043	2,965	2,965
LSTAR Commercial Mortgage Trust, Series 2014-2, Class A2[5], 2.767%, 1/20/2041	1,350,000	1,353,756
Morgan Stanley Capital I Trust, Series 2005-IQ10, Class A4A6, 5.23%, 9/15/2042	263,556	272,505
Morgan Stanley Capital I Trust, Series 2011-C1, Class A2[5], 3.884%, 9/15/2047	765,000	792,305

Investment Portfolio - July 31, 2014

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	PRINCIPAL AMOUNT[3]		VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Motel 6 Trust, Series 2012-MTL6, Class A2[5], 1.948%, 10/5/2025		895,000	$892,396
OBP Depositor LLC Trust, Series 2010-OBP, Class A5, 4.646%, 7/15/2045		115,000	127,196
Resource Capital Corp., Series 2013- CRE1, Class A (Cayman Islands)[5,6], 1.455%, 12/15/2028		701,039	702,185
SCG Trust, Series 2013-SRP1, Class AJ5,6, 2.105%, 11/15/2026		2,600,000	2,608,167
Sequoia Mortgage Trust, Series 2013-2, Class A1[6], 1.874%, 2/25/2043		1,125,849	1,010,274
Sequoia Mortgage Trust, Series 2013-7, Class A2[6], 3.00%, 6/25/2043		864,226	829,083
Sequoia Mortgage Trust, Series 2013-8, Class A1[6], 3.00%, 6/25/2043		1,175,791	1,127,979
Vornado DP LLC Trust, Series 2010-VNO, Class A2FX5, 4.004%, 9/13/2028		350,000	371,833
Wachovia Bank Commercial Mortgage Trust, Series 2005-C21, Class A4[6], 5.414%, 10/15/2044		2,019,662	2,096,611
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class AM6, 5.505%, 12/15/2044		900,000	946,139
Wachovia Bank Commercial Mortgage Trust, Series 2006-C26, Class A3[6], 6.011%, 6/15/2045		750,000	807,437
Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class A2[5], 4.393%, 11/15/2043		600,000	651,936
WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class A2[5], 3.791%, 2/15/2044		575,000	594,995
WF-RBS Commercial Mortgage Trust, Series 2013-C11, Class A2, 2.029%, 3/15/2045		1,465,000	1,475,519

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Identified Cost $59,802,941)			59,008,398

FOREIGN GOVERNMENT BONDS - 1.5%
Bonos de la Tesoreria de la Republica en pesos (Chile), 6.00%, 1/1/2018	CLP	805,000,000	1,507,275
Brazil Notas do Tesouro Nacional (Brazil), 10.00%, 1/1/2019	BRL	1,000,000	419,154
Brazilian Government International Bond (Brazil), 8.875%, 10/14/2019		700,000	903,000

	PRINCIPAL AMOUNT[3]		VALUE

FOREIGN GOVERNMENT BONDS (continued)
Canada Housing Trust No. 1 (Canada)[5], 4.10%, 12/15/2018	CAD	385,000	$387,599
Canadian Government Bond (Canada), 1.50%, 9/1/2017	CAD	700,000	646,714
Indonesia Treasury Bond (Indonesia), 7.875%, 4/15/2019	IDR	5,000,000,000	431,656
Ireland Government Bond (Ireland), 5.00%, 10/18/2020	EUR	295,000	483,072
Italy Buoni Poliennali Del Tesoro (Italy), 2.25%, 5/15/2016	EUR	160,000	221,032
Italy Buoni Poliennali Del Tesoro (Italy), 1.50%, 12/15/2016	EUR	1,250,000	1,706,230
Italy Buoni Poliennali Del Tesoro (Italy), 5.50%, 9/1/2022	EUR	625,000	1,034,916
Italy Buoni Poliennali Del Tesoro (Italy), 5.50%, 11/1/2022	EUR	760,000	1,257,877
Japan Government Five Year Bond (Japan), 0.30%, 12/20/2016	JPY	100,300,000	980,202
Korea Treasury Bond (South Korea), 4.50%, 3/10/2015	KRW	940,000,000	925,779
Korea Treasury Bond (South Korea), 2.75%, 6/10/2016	KRW	460,000,000	449,896
Malaysia Government Bond (Malaysia), 3.434%, 8/15/2014	MYR	1,520,000	475,694
Malaysia Government Bond (Malaysia), 3.172%, 7/15/2016	MYR	800,000	249,696
Malaysia Government Bond (Malaysia), 4.262%, 9/15/2016	MYR	3,275,000	1,044,013
Mexican Government Bond (Mexico), 8.00%, 12/17/2015	MXN	26,069,000	2,100,160
Mexican Government Bond (Mexico), 7.25%, 12/15/2016	MXN	5,945,000	486,569
Mexican Government Bond (Mexico), 5.00%, 6/15/2017	MXN	9,500,000	741,330
Mexican Government Bond (Mexico), 8.00%, 6/11/2020	MXN	2,400,000	207,855
Mexican Government Bond (Mexico), 6.50%, 6/10/2021	MXN	4,000,000	321,557
Mexican Government Bond (Mexico), 6.50%, 6/9/2022	MXN	6,500,000	518,451
Mexican Government Bond (Mexico), 7.75%, 5/29/2031	MXN	1,250,000	106,311
Russian Foreign Bond - Eurobond (Russia)[5], 5.00%, 4/29/2020		700,000	724,675
Singapore Government Bond (Singapore), 2.50%, 6/1/2019	SGD	845,000	716,954
Spain Government Bond (Spain), 3.30%, 7/30/2016	EUR	170,000	240,620
Spain Government Bond (Spain), 2.10%, 4/30/2017	EUR	900,000	1,252,984
Spain Government Bond (Spain), 4.50%, 1/31/2018	EUR	325,000	489,890

Investment Portfolio - July 31, 2014

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	PRINCIPAL AMOUNT[3]		VALUE

FOREIGN GOVERNMENT BONDS (continued)
Spain Government Bond (Spain), 4.00%, 4/30/2020	EUR	510,000	$778,385
Spain Government Bond (Spain)[5], 5.40%, 1/31/2023	EUR	755,000	1,253,757
United Kingdom Gilt (United Kingdom), 2.00%, 1/22/2016	GBP	800,000	1,373,632
United Kingdom Gilt (United Kingdom), 1.00%, 9/7/2017	GBP	375,000	623,934
United Kingdom Gilt (United Kingdom), 5.00%, 3/7/2018	GBP	475,000	896,767

TOTAL FOREIGN GOVERNMENT BONDS (Identified Cost $25,345,028)			25,957,636

MUNICIPAL BONDS - 0.1%
Puerto Rico Sales Tax Financing Corp., Public Impt., Series A, Revenue Bond, 5.50%, 8/1/2022		750,000	617,115
Puerto Rico Sales Tax Financing Corp., Public Impt., Series A, Revenue Bond, 5.50%, 8/1/2023		2,280,000	1,860,708

TOTAL MUNICIPAL BONDS (Identified Cost $2,763,587)			2,477,823

U.S. GOVERNMENT AGENCIES - 10.8%
Mortgage-Backed Securities - 4.6%
Fannie Mae, Pool #621881, 5.50%, 1/1/2017		138	147
Fannie Mae, Pool #888468, 5.50%, 9/1/2021		888,446	974,945
Fannie Mae, Pool #995233, 5.50%, 10/1/2021		63,955	69,628
Fannie Mae, Pool #888017, 6.00%, 11/1/2021		83,252	91,033
Fannie Mae, Pool #995329, 5.50%, 12/1/2021		594,570	652,190
Fannie Mae, Pool #888136, 6.00%, 12/1/2021		105,505	115,120
Fannie Mae, Pool #888810, 5.50%, 11/1/2022		1,009,415	1,108,366
Fannie Mae, Pool #990895, 5.50%, 10/1/2023		82,166	89,739
Fannie Mae, Pool #AD0462, 5.50%, 10/1/2024		62,442	68,854
Fannie Mae, Pool #AO6562, 3.00%, 6/1/2027		351,302	363,051
Fannie Mae, Pool #AP0000, 3.50%, 7/1/2027		801,531	845,632
Fannie Mae, Pool #AP7539, 3.00%, 9/1/2027		1,992,743	2,059,388

	PRINCIPAL AMOUNT[3]	VALUE

U.S. GOVERNMENT AGENCIES (continued)
Mortgage-Backed Securities (continued)
Fannie Mae, Pool #AB6580, 3.00%, 10/1/2027	537,616	$555,597
Fannie Mae, Pool #AQ4426, 3.00%, 11/1/2027	647,218	668,867
Fannie Mae, Pool #AQ5073, 3.00%, 12/1/2027	193,391	199,872
Fannie Mae, Pool #AQ5190, 3.00%, 12/1/2027	207,157	213,960
Fannie Mae, Pool #AR4926, 3.00%, 1/1/2028	701,936	724,976
Fannie Mae, Pool #AR5885, 3.00%, 1/1/2028	199,573	206,124
Fannie Mae, Pool #AB7722, 3.50%, 1/1/2028	556,912	587,554
Fannie Mae, Pool #AR1092, 3.00%, 2/1/2028	447,232	462,121
Fannie Mae, Pool #AR5986, 3.00%, 2/1/2028	204,549	211,421
Fannie Mae, Pool #AB8457, 3.50%, 2/1/2028	948,307	1,000,484
Fannie Mae, Pool #AB8601, 3.00%, 3/1/2028	694,339	717,133
Fannie Mae, Pool #AR6001, 3.00%, 3/1/2028	203,811	210,660
Fannie Mae, Pool #AR6002, 3.00%, 3/1/2028	339,963	351,281
Fannie Mae, Pool #AR8950, 3.00%, 3/1/2028	502,331	518,824
Fannie Mae, Pool #AT3152, 3.00%, 4/1/2028	773,173	798,913
Fannie Mae, Pool #MA1405, 3.00%, 4/1/2028	252,725	261,021
Fannie Mae, Pool #MA1423, 3.50%, 4/1/2028	40,291	42,508
Fannie Mae, Pool #AB9483, 2.50%, 5/1/2028	1,240,397	1,252,512
Fannie Mae, Pool #AT8568, 2.50%, 5/1/2028	1,173,285	1,184,737
Fannie Mae, Pool #AT2899, 3.00%, 5/1/2028	392,535	405,423
Fannie Mae, Pool #AT8059, 2.50%, 7/1/2028	772,710	780,258
Fannie Mae, Pool #AU1270, 2.50%, 7/1/2028	412,315	416,339
Fannie Mae, Pool #AU1783, 2.50%, 8/1/2028	457,458	461,923
Fannie Mae, Pool #AS0945, 2.50%, 11/1/2028	588,874	594,617
Fannie Mae, Pool #MA1834, 4.50%, 2/1/2034	1,921,088	2,088,932

Investment Portfolio - July 31, 2014

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	PRINCIPAL AMOUNT[3]	VALUE

U.S. GOVERNMENT AGENCIES (continued)
Mortgage-Backed Securities (continued)
Fannie Mae, Pool #MA1903, 4.50%, 5/1/2034	929,943	$1,011,192
Fannie Mae, Pool #888021, 6.00%, 12/1/2036	142,196	159,835
Fannie Mae, Pool #909786, 5.50%, 3/1/2037	365,360	404,528
Fannie Mae, Pool #995050, 6.00%, 9/1/2037	403,401	454,509
Fannie Mae, Pool #AB8161, 6.00%, 12/1/2037	1,339,139	1,508,904
Fannie Mae, Pool #933731, 5.50%, 4/1/2038	1,614,032	1,787,513
Fannie Mae, Pool #889576, 6.00%, 4/1/2038	827,504	929,528
Fannie Mae, Pool #889624, 5.50%, 5/1/2038	1,687,219	1,868,094
Fannie Mae, Pool #889579, 6.00%, 5/1/2038	835,147	938,668
Fannie Mae, Pool #995196, 6.00%, 7/1/2038	46,186	52,036
Fannie Mae, Pool #AD0119, 6.00%, 7/1/2038	634,616	713,315
Fannie Mae, Pool #AD0207, 6.00%, 10/1/2038	2,765,818	3,112,298
Fannie Mae, Pool #AD0220, 6.00%, 10/1/2038	74,551	83,968
Fannie Mae, Pool #AD0307, 5.50%, 1/1/2039	1,718,191	1,902,386
Fannie Mae, Pool #AA7681, 4.50%, 6/1/2039	1,214,585	1,309,355
Fannie Mae, Pool #AD0527, 5.50%, 6/1/2039	267,838	296,551
Fannie Mae, Pool #MA0258, 4.50%, 12/1/2039	1,773,800	1,912,226
Fannie Mae, Pool #AL1595, 6.00%, 1/1/2040	1,536,717	1,725,024
Fannie Mae, Pool #AE0061, 6.00%, 2/1/2040	1,481,193	1,661,386
Fannie Mae, Pool #AL0152, 6.00%, 6/1/2040	1,985,160	2,226,925
Fannie Mae, Pool #AL2581, 6.00%, 6/1/2040	1,168,282	1,317,161
Fannie Mae, Pool #890519, 6.00%, 10/1/2040	2,815,349	3,164,269
Fannie Mae, Pool #AE0951, 4.50%, 2/1/2041	1,091,413	1,176,795
Fannie Mae, Pool #AH9054, 4.50%, 4/1/2041	470,724	508,109
Fannie Mae, Pool #AI2468, 4.50%, 5/1/2041	352,539	380,551

	PRINCIPAL AMOUNT[3]	VALUE

U.S. GOVERNMENT AGENCIES (continued)
Mortgage-Backed Securities (continued)
Fannie Mae, Pool #AL0160, 4.50%, 5/1/2041	1,120,902	$1,209,272
Fannie Mae, Pool #AJ1415, 4.50%, 9/1/2041	277,290	299,377
Fannie Mae, Pool #AL3454, 3.00%, 4/1/2043	882,766	869,530
Fannie Mae, Pool #AT3045, 3.00%, 4/1/2043	207,457	204,335
Fannie Mae, Pool #AB9782, 3.00%, 7/1/2043	481,691	473,996
Fannie Mae, Pool #MA1489, 3.00%, 7/1/2043	439,712	431,684
Freddie Mac, Pool #G11850, 5.50%, 7/1/2020	341,447	365,158
Freddie Mac, Pool #G12610, 6.00%, 3/1/2022	103,214	112,788
Freddie Mac, Pool #G12655, 6.00%, 5/1/2022	76,467	83,629
Freddie Mac, Pool #G12988, 6.00%, 1/1/2023	57,131	62,374
Freddie Mac, Pool #G13078, 6.00%, 3/1/2023	102,204	111,609
Freddie Mac, Pool #G13331, 5.50%, 10/1/2023	41,671	45,822
Freddie Mac, Pool #E09019, 3.00%, 12/1/2027	461,354	475,068
Freddie Mac, Pool #E09022, 3.00%, 1/1/2028	246,912	254,523
Freddie Mac, Pool #J22551, 3.00%, 1/1/2028	494,849	509,558
Freddie Mac, Pool #J22427, 3.00%, 2/1/2028	388,172	400,139
Freddie Mac, Pool #G14708, 3.50%, 2/1/2028	591,175	622,249
Freddie Mac, Pool #J23444, 3.00%, 4/1/2028	242,969	250,460
Freddie Mac, Pool #C91754, 4.50%, 2/1/2034	1,195,303	1,298,994
Freddie Mac, Pool #C91762, 4.50%, 4/1/2034	1,483,848	1,612,575
Freddie Mac, Pool #G03332, 6.00%, 10/1/2037	152,579	170,966
Freddie Mac, Pool #G03696, 5.50%, 1/1/2038	351,262	387,906
Freddie Mac, Pool #G03926, 6.00%, 2/1/2038	453,653	508,576
Freddie Mac, Pool #G04264, 5.50%, 4/1/2038	1,069,613	1,181,194
Freddie Mac, Pool #G04731, 5.50%, 4/1/2038	646,200	713,611

Investment Portfolio - July 31, 2014

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	PRINCIPAL AMOUNT[3]	VALUE

U.S. GOVERNMENT AGENCIES (continued)
Mortgage-Backed Securities (continued)
Freddie Mac, Pool #G08273, 5.50%, 6/1/2038	739,584	$816,736
Freddie Mac, Pool #G04601, 5.50%, 7/1/2038	2,340,113	2,603,294
Freddie Mac, Pool #G05956, 5.50%, 7/1/2038	1,599,279	1,766,114
Freddie Mac, Pool #G04587, 5.50%, 8/1/2038	2,341,275	2,585,515
Freddie Mac, Pool #G05671, 5.50%, 8/1/2038	618,289	682,788
Freddie Mac, Pool #G05409, 5.50%, 3/1/2039	800,095	883,560
Freddie Mac, Pool #A86522, 4.50%, 5/1/2039	1,708,860	1,838,675
Freddie Mac, Pool #A89760, 4.50%, 12/1/2039	287,096	308,843
Freddie Mac, Pool #G06021, 5.50%, 1/1/2040	365,621	403,762
Freddie Mac, Pool #G05923, 5.50%, 2/1/2040	226,356	249,969
Freddie Mac, Pool #G05900, 6.00%, 3/1/2040	607,081	680,236
Freddie Mac, Pool #G05906, 6.00%, 4/1/2040	382,305	428,646
Freddie Mac, Pool #C09026, 2.50%, 2/1/2043	905,733	851,676
Freddie Mac, Pool #V80002, 2.50%, 4/1/2043	1,127,258	1,059,942
Freddie Mac, Pool #Q19115, 3.00%, 6/1/2043	468,589	461,339

Total Mortgage-Backed Securities (Identified Cost $79,010,979)		80,235,764

Other Agencies - 6.2%
Fannie Mae, 1.75%, 6/20/2019	34,000,000	33,853,018
Freddie Mac, 1.75%, 5/30/2019	30,000,000	29,926,830
Freddie Mac, 1.25%, 10/2/2019	15,000,000	14,490,825
Freddie Mac, 1.375%, 5/1/2020	31,300,000	30,178,865

Total Other Agencies (Identified Cost $109,157,888)		108,449,538

TOTAL U.S. GOVERNMENT AGENCIES (Identified Cost $188,168,867)		188,685,302

	SHARES/ CONTRACTS	VALUE

SHORT-TERM INVESTMENT - 4.0%
Dreyfus Cash Management, Inc. - Institutional Shares[9], 0.03%, (Identified Cost $70,846,234)	70,846,234	$70,846,234

TOTAL INVESTMENTS - 99.7% (Identified Cost $1,581,962,497)		1,749,074,815
OTHER ASSETS, LESS LIABILITIES - 0.3%		4,415,826

NET ASSETS - 100%		$1,753,490,641

PUT OPTIONS WRITTEN - 0.0%##
General Electric Co., Strike $25.00, Expiring August 16, 2014, (Premiums Received $24,015)	2,528	$(63,200)

Investment Portfolio - July 31, 2014

(unaudited)

FUTURES CONTRACTS OPEN AT JULY 31, 2014:
CONTRACTS PURCHASED/ (SOLD)	ISSUE	EXCHANGE	EXPIRATION	NOTIONAL VALUE[3]	UNREALIZED APPRECIATION (DEPRECIATION)
(795)	U.S. Treasury Bonds (5 Year)	Chicago Board of Trade	September 2014	94,474,571	$(3,856)
(255)	U.S. Treasury Notes (30 Year)	Chicago Board of Trade	September 2014	35,038,594	230,750
(421)	U.S. Treasury Notes (10 Year)	Chicago Board of Trade	September 2014	52,460,547	294,188
4,780	U.S. Treasury Bonds (5 Year)	Chicago Board of Trade	September 2014	1,048,836,567	(235,369)
154	U.S. Ultra Treasury Bonds	Chicago Board of Trade	September 2014	23,229,937	(146,919)
145	Euro Dollar Futures	Chicago Mercantile	June 2015	36,027,062	3,625
(170)	Euro Dollar Futures	Chicago Mercantile	March 2016	41,915,625	34,000
(299)	Euro Dollar Futures	Chicago Mercantile	June 2016	73,509,150	74,675
(323)	Euro Dollar Futures	Chicago Mercantile	September 2016	79,179,412	96,813
(301)	Euro Dollar Futures	Chicago Mercantile	December 2016	73,590,738	105,250
(278)	Euro Dollar Futures	Chicago Mercantile	March 2017	67,821,575	103,988
(325)	Euro Dollar Futures	Chicago Mercantile	June 2017	79,129,375	127,300
(302)	Euro Dollar Futures	Chicago Mercantile	September 2017	73,408,650	127,675
(303)	Euro Dollar Futures	Chicago Mercantile	December 2017	73,541,888	124,900
(130)	Euro Dollar Futures	Chicago Mercantile	March 2018	31,518,500	56,087

Total					993,107

ADR - American Depositary Receipt

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

CLP - Chilean Peso

EUR - Euro

GBP - British Pound

GDR - Global Depositary Receipt

IDR - Indonesian Rupiah

IO - Interest only

JPY - Japanese Yen

KRW - South Korean Won

MXN - Mexican Peso

MYR - Malaysian Ringgit

SGD - Singapore Dollar

##Less than 0.1%.

*Non-income producing security.

1A factor from a third party vendor was applied to determine the security’s fair value following the close of local trading.

2Latest quoted sales price is not available and the latest quoted bid price was used to value the security.

3Amount is stated in USD unless otherwise noted.

Investment Portfolio - July 31, 2014

(unaudited)

[4]	The rate shown is a fixed rate as of July 31, 2014; the rate becomes floating, based on LIBOR plus a spread, at dates ranging from 2015 to 2022.
[5]

Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under Rule 144A and have been determined to be liquid. These securities amount to $100,910,031 or 5.8%, of the Series’ net assets as of July 31, 2014.

[6]	The coupon rate is floating and is the effective rate as of July 31, 2014.
[7]	Represents a Payment-In-Kind bond.
[8]	Represents a zero-coupon bond.
[9]	Rate shown is the current yield as of July 31, 2014.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Federal Tax Information:

On July 31, 2014, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$1,582,037,452
Unrealized appreciation	199,727,953
Unrealized depreciation	(32,690,590)

Net unrealized appreciation	$167,037,363

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to their fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of July 31, 2014 in valuing the Series assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Consumer Discretionary	$220,499,887	$208,452,711	$12,047,176	$—
Consumer Staples	108,624,927	47,360,888	61,264,039	—
Energy	154,973,365	153,013,966	1,959,399	—
Financials	98,104,393	74,347,536	23,756,857	—
Health Care	116,823,503	105,772,235	11,051,268	—
Industrials	75,822,219	66,156,201	9,666,018	—
Information Technology	195,735,841	188,746,527	6,989,314	—
Materials	80,707,044	75,055,647	5,651,397	—
Telecommunication Services	3,336,096	1,606,729	1,729,367	—
Preferred securities:
Financials	2,631,714	2,631,714	—	—
Debt securities:
U.S. Treasury and other U.S. Government agencies	221,648,573	—	221,648,573	—
States and political subdivisions (municipals)	2,477,823	—	2,477,823	—

Investment Portfolio - July 31, 2014

(unaudited)

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Corporate debt:
Consumer Discretionary	$43,252,147	$—	$43,252,147	$—
Consumer Staples	9,374,785	—	9,374,785	—
Energy	26,362,753	—	26,362,753	—
Financials	153,082,121	—	153,082,121	—
Health Care	2,992,775	—	2,992,775	—
Industrials	23,294,116	—	23,294,116	—
Information Technology	10,136,729	—	10,136,729	—
Materials	16,772,556	—	16,772,556	—
Telecommunication Services	11,073,866	—	11,073,866	—
Utilities	3,967,375	—	3,967,375	—
Convertible corporate debt:
Consumer Discretionary	1,500,000	—	1,500,000	—
Convertible corporate debt:
Financials	1,071,000	—	1,071,000	—
Asset-backed securities	3,103,358	—	3,103,358	—
Commercial mortgage-backed securities	59,008,398	—	59,008,398	—
Foreign government bonds	25,957,636	—	25,957,636	—
Mutual funds	76,739,815	76,739,815	—	—
Other financial instruments*:
Interest rate contracts	1,379,251	1,379,251	—	—

Total assets	1,750,454,066	1,001,263,220	749,190,846	—

Liabilities:
Other financial instruments*:
Equity contracts	(63,200)	(63,200)	—	—
Interest rate contracts	(386,144)	(386,144)	—	—

Total liabilities	(449,344)	(449,344)	—	—

Total	$1,750,004,722	$1,000,813,876	$749,190,846	$—

Please see the Investment Portfolio for foreign securities where a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading. Such securities are included in Level 2 in the table above.

There were no Level 3 securities held by the Series as of October 31, 2013 or July 31, 2014.

*Other financial instruments are exchange traded options and futures (Level1). Futures are valued at the unrealized appreciation/ (depreciation) on the instrument and options are shown at value.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the nine months ended July 31, 2014.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

Investment Portfolio - July 31, 2014

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	SHARES	VALUE

COMMON STOCKS - 87.2%
Consumer Discretionary - 16.6%
Auto Components - 0.1%
F.C.C. Co. Ltd. (Japan)[1]	7,700	$138,101
Hankook Tire Co. Ltd. (South Korea)[1]	12,429	680,313
Mando Corp. (South Korea)[1]	1,400	170,565
Musashi Seimitsu Industry Co. Ltd. (Japan)[1]	8,100	197,900
Nissin Kogyo Co. Ltd. (Japan)[1]	11,000	197,919

		1,384,798

Automobiles - 0.1%
Hyundai Motor Co. (South Korea)[1]	1,000	236,729
Toyota Motor Corp. (Japan)[1]	5,800	342,432

		579,161

Diversified Consumer Services - 0.9%
Apollo Education Group, Inc.*	345,472	9,649,033
Kroton Educacional S.A. (Brazil)	25,690	684,617

		10,333,650

Hotels, Restaurants & Leisure - 1.4%
Accor S.A. (France)[1]	8,850	428,583
Arcos Dorados Holdings, Inc., - Class A (Argentina)	9,440	96,854
Hyatt Hotels Corp. - Class A*	4,050	238,261
InterContinental Hotels Group plc (United Kingdom)[1]	1	37
Royal Caribbean Cruises Ltd.	13,400	799,310
Whistler Blackcomb Holdings, Inc. (Canada)	8,110	129,123
Whitbread plc (United Kingdom)[1]	11,030	798,745
Yum! Brands, Inc.	202,050	14,022,270

		16,513,183

Household Durables - 1.2%
DR Horton, Inc.	224,115	4,639,181
Lennar Corp. - Class A	117,542	4,258,547
LG Electronics, Inc. (South Korea)[1]	4,820	357,078
Nikon Corp. (Japan)[1]	9,900	153,548
PulteGroup, Inc.	17,880	315,582
Toll Brothers, Inc.*	142,060	4,643,941
TRI Pointe Homes, Inc.*	8,330	112,538
WCI Communities, Inc.*	3,200	55,008

		14,535,423

Internet & Catalog Retail - 3.3%
Amazon.com, Inc.*	35,160	11,004,728
ASOS plc (United Kingdom)*[1]	8,120	341,358
Expedia, Inc.	9,090	721,928
Groupon, Inc.*	292,280	1,891,052
HomeAway, Inc.*	111,710	3,878,571
MakeMyTrip Ltd. (India)*	8,850	267,889

	SHARES	VALUE

COMMON STOCKS (continued)
Consumer Discretionary (continued)
Internet & Catalog Retail (continued)
Ocado Group plc (United Kingdom)*[1]	17,750	$100,396
The Priceline Group, Inc.*	8,160	10,138,392
Shutterfly, Inc.*	194,820	9,608,522
TripAdvisor, Inc.*	16,200	1,536,408

		39,489,244

Media - 8.0%
AMC Networks, Inc. - Class A*	315,405	18,883,297
British Sky Broadcasting Group plc (United Kingdom)[1]	36,480	539,975
CBS Outdoor Americas, Inc.	3,740	124,505
Gannett Co., Inc.	24,210	792,151
Grupo Televisa S.A.B. - ADR (Mexico)	3,000	106,770
Lamar Advertising Co. - Class A	2,430	121,865
Liberty Global plc - Class A - ADR (United Kingdom)*	133,010	5,533,216
Liberty Global plc - Class C - ADR (United Kingdom)*	136,440	5,456,236
Mediaset Espana Comunicacion S.A. (Spain)[1]	28,270	329,730
Morningstar, Inc.	15,080	1,022,575
Nexstar Broadcasting Group, Inc. - Class A	63,770	2,971,044
NOS SGPS S.A. (Portugal)[1]	60,650	361,483
ProSiebenSat.1 Media AG (Germany)[1]	2,400	100,628
Reed Elsevier plc - ADR (United Kingdom)	5,125	330,511
Sinclair Broadcast Group, Inc. - Class A	262,760	8,489,776
Societe Television Francaise 1 (France)[1]	15,211	224,344
Starz - Class A*	355,270	10,128,748
Tribune Media Co. - Class A*	52,770	4,353,525
Tribune Publishing Co.*	13,193	277,438
Twenty-First Century Fox, Inc. - Class A	771,560	24,443,021
Viacom, Inc. - Class B	113,030	9,344,190
World Wrestling Entertainment, Inc. - Class A	98,140	1,224,787

		95,159,815

Multiline Retail - 0.0%##
Marks & Spencer Group plc (United Kingdom)[1]	28,500	206,298

Specialty Retail - 0.4%
American Eagle Outfitters, Inc.	103,060	1,098,620
Belle International Holdings Ltd. (Hong Kong)[1]	291,900	361,558
China ZhengTong Auto Services Holdings Ltd. (China)[1]	157,000	86,889
Dick’s Sporting Goods, Inc.	37,210	1,582,541

1

Investment Portfolio - July 31, 2014

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Consumer Discretionary (continued)
Specialty Retail (continued)
Groupe Fnac S.A. (France)*[1]	246	$10,870
Hennes & Mauritz AB - Class B (Sweden)[1]	6,720	274,723
Kingfisher plc (United Kingdom)[1]	224,900	1,135,946
Komeri Co. Ltd. (Japan)[1]	8,100	189,275
SA SA International Holdings Ltd. (Hong Kong)[1]	604,000	480,051

		5,220,473

Textiles, Apparel & Luxury Goods - 1.2%
Adidas AG (Germany)[1]	2,590	205,087
Daphne International Holdings Ltd. (China)[1]	252,000	110,879
Gildan Activewear, Inc. (Canada)	19,980	1,170,029
Hugo Boss AG (Germany)[1]	2,140	307,059
Kering (France)[1]	1,965	420,674
Lululemon Athletica, Inc.*	318,056	12,235,614

		14,449,342

Total Consumer Discretionary		197,871,387

Consumer Staples - 11.6%
Beverages - 4.5%
AMBEV S.A. - ADR (Brazil)	2,275,170	15,675,921
Anheuser-Busch InBev N.V. (Belgium)[1]	155,670	16,801,851
Carlsberg A/S - Class B (Denmark)[1]	5,610	536,756
Cia Cervecerias Unidas S.A. - ADR (Chile)	8,575	193,452
The Coca-Cola Co.	377,270	14,822,938
Diageo plc (United Kingdom)[1]	25,330	760,721
Monster Beverage Corp.*	15,560	995,218
Remy Cointreau S.A. (France)[1]	1,250	102,353
SABMiller plc (United Kingdom)[1]	5,610	305,474
Treasury Wine Estates Ltd. (Australia)[1]	544,210	2,493,850
Tsingtao Brewery Co. Ltd. - Class H (China)[1]	70,000	570,336

		53,258,870

Food & Staples Retailing - 0.9%
Carrefour S.A. (France)[1]	25,708	887,818
Casino Guichard-Perrachon S.A. (France)[1]	2,880	347,112
Dairy Farm International Holdings Ltd. (Hong Kong)[1]	35,100	375,219
Raia Drogasil S.A. (Brazil)	14,500	120,857
Tesco plc (United Kingdom)[1]	2,087,540	9,057,285
Wal-Mart de Mexico S.A.B. de C.V. - Class V (Mexico)	143,500	356,362

		11,144,653

Food Products - 3.9%
Annie’s, Inc.*	39,200	1,143,856

	SHARES	VALUE

COMMON STOCKS (continued)
Consumer Staples (continued)
Food Products (continued)
Charoen Pokphand Foods PCL (Thailand)[1]	348,410	$288,137
Danone S.A. (France)[1]	103,980	7,510,538
Dean Foods Co.	52,030	797,100
Grupo Bimbo S.A.B. de C.V. - Class A (Mexico)	128,690	394,636
Ingredion, Inc.	134,330	9,890,718
Keurig Green Mountain, Inc.	13,510	1,611,473
M Dias Branco S.A. (Brazil)	4,800	197,014
Nestle S.A. (Switzerland)[1]	156,997	11,624,069
Tiger Brands, Ltd. (South Africa)[1]	9,470	272,267
Unilever plc - ADR (United Kingdom)	281,730	12,179,188

		45,908,996

Household Products - 1.3%
Energizer Holdings, Inc.	134,350	15,418,006
Reckitt Benckiser Group plc (United Kingdom)[1]	7,200	635,600

		16,053,606

Personal Products - 0.0%##
Beiersdorf AG (Germany)[1]	1,730	155,932
Natura Cosmeticos S.A. (Brazil)	7,570	118,351

		274,283

Tobacco - 1.0%
Gudang Garam Tbk PT (Indonesia)[1]	34,500	159,530
Imperial Tobacco Group plc (United Kingdom)[1]	250,930	10,863,788
Swedish Match AB (Sweden)[1]	11,940	391,353

		11,414,671

Total Consumer Staples		138,055,079

Energy - 12.1%
Energy Equipment & Services - 6.1%
Anton Oilfield Services Group (China)[1]	66,000	37,078
Baker Hughes, Inc.	231,390	15,912,690
Cameron International Corp.*	309,530	21,948,772
CGG S.A. (France)*[1]	9,572	99,049
Core Laboratories N.V. - ADR	670	98,108
Eurasia Drilling Co. Ltd. - GDR (Russia)[1]	4,190	127,125
Oceaneering International, Inc.	1,880	127,671
Petroleum Geo-Services ASA (Norway)[1]	12,200	103,628
Saipem S.p.A. (Italy)[1]	15,450	359,861
Schlumberger Ltd.	173,030	18,754,722
SPT Energy Group, Inc. (China)[1]	92,000	48,680
Trican Well Service Ltd. (Canada)	12,190	175,972

2

Investment Portfolio - July 31, 2014

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Energy (continued)
Energy Equipment & Services (continued)
Weatherford International plc - ADR*	656,920	$14,695,300

		72,488,656

Oil, Gas & Consumable Fuels - 6.0%
Apache Corp.	163,690	16,804,415
Cameco Corp. (Canada)	88,610	1,786,378
Cloud Peak Energy, Inc.*	56,480	874,310
Encana Corp. (Canada)	279,750	6,028,613
EOG Resources, Inc.	37,420	4,095,245
Hess Corp.	199,620	19,758,388
Koninklijke Vopak N.V. (Netherlands)[1]	4,670	216,174
Pacific Rubiales Energy Corp. (Colombia)	20,850	398,700
Peabody Energy Corp.	833,790	12,648,594
Petroleo Brasileiro S.A. - ADR (Brazil)	44,200	743,444
Range Resources Corp.	82,650	6,247,513
Royal Dutch Shell plc - Class B (Netherlands)[1]	7,474	321,845
Royal Dutch Shell plc - Class B - ADR (Netherlands)	7,420	639,159
Talisman Energy, Inc. (Canada)	76,100	796,351
Whitehaven Coal Ltd. (Australia)*[1]	66,320	103,445

		71,462,574

Total Energy		143,951,230

Financials - 5.0%
Banks - 0.9%
Hong Leong Financial Group Berhad (Malaysia)[1]	105,620	575,507
HSBC Holdings plc (United Kingdom)[1]	29,610	317,448
ICICI Bank Ltd. - ADR (India)	6,670	333,633
KeyCorp	54,670	740,232
Popular, Inc.*	224,890	7,173,991
Shinhan Financial Group Co. Ltd. (South Korea)[1]	7,820	386,212
Sumitomo Mitsui Trust Holdings, Inc. (Japan)[1]	92,000	400,357
Synovus Financial Corp.	29,204	687,754

		10,615,134

Capital Markets - 0.1%
CETIP S.A. - Mercados Organizados (Brazil)	10,710	151,061
Daiwa Securities Group, Inc. (Japan)[1]	38,000	319,048
Legg Mason, Inc.	24,320	1,153,984

		1,624,093

Diversified Financial Services - 0.9%
Berkshire Hathaway, Inc. - Class B*	980	122,921
JSE Ltd. (South Africa)[1]	35,430	328,098

	SHARES	VALUE

COMMON STOCKS (continued)
Financials (continued)
Diversified Financial Services (continued)
MSCI, Inc.*	215,560	$9,754,090

		10,205,109

Insurance - 0.3%
Admiral Group plc (United Kingdom)[1]	14,710	360,936
Allianz SE (Germany)[1]	7,740	1,288,599
AXA S.A. (France)[1]	9,215	211,711
Brasil Insurance Participacoes e Administracao S.A. (Brazil)	30,400	127,965
Mapfre S.A. (Spain)[1]	226,030	869,394
Muenchener Rueckversicherungs AG (MunichRe) (Germany)[1]	3,663	777,185
Zurich Insurance Group AG (Switzerland)[1]	1,410	409,619

		4,045,409

Real Estate Investment Trusts (REITS) - 2.0%
Agree Realty Corp.	7,700	225,456
Alexandria Real Estate Equities, Inc.	3,800	298,680
Alstria Office REIT AG (Germany)[1]	41,540	550,010
American Campus Communities, Inc.	7,200	280,224
Apartment Investment & Management Co. - Class A	14,700	502,446
Associated Estates Realty Corp.	15,610	275,829
AvalonBay Communities, Inc.	1,710	253,217
BioMed Realty Trust, Inc.	34,100	733,150
Boston Properties, Inc.	3,220	384,629
Camden Property Trust	3,500	253,260
CatchMark Timber Trust, Inc. - Class A	5,530	66,360
CBL & Associates Properties, Inc.	75,100	1,404,370
Chesapeake Lodging Trust	9,890	293,535
CoreSite Realty Corp.	8,370	273,364
Corporate Office Properties Trust	20,750	588,677
Crown Castle International Corp.	1,770	131,299
CubeSmart	12,470	227,079
DDR Corp.	10,000	175,400
Education Realty Trust, Inc.	19,080	201,485
Equity Lifestyle Properties, Inc.	7,640	338,376
Equity Residential	3,720	240,498
Essex Property Trust, Inc.	1,240	235,067
Fibra Shop Portafolios Inmobiliarios SAPI de CV (Mexico)	51,000	73,298
General Growth Properties, Inc.	14,200	331,854
Glimcher Realty Trust	19,890	213,619
HCP, Inc.	7,450	309,399
Health Care REIT, Inc.	6,930	440,956
Healthcare Trust of America, Inc.	13,330	158,760
Home Properties, Inc.	7,540	496,057
Host Hotels & Resorts, Inc.	19,393	421,604

3

Investment Portfolio - July 31, 2014

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Financials (continued)
Real Estate Investment Trusts (REITS) (continued)
Kimco Realty Corp.	14,610	$326,972
Kite Realty Group Trust	25,590	156,099
Lexington Realty Trust	13,790	150,863
Mack-Cali Realty Corp.	11,140	235,054
Mid-America Apartment Communities, Inc.	3,100	216,752
Pebblebrook Hotel Trust	12,950	471,380
Pennsylvania Real Estate Investment Trust	6,700	128,841
Physicians Realty Trust	15,000	211,200
Plum Creek Timber Co., Inc.	5,090	210,573
Potlatch Corp.	2,220	91,686
Public Storage	1,570	269,428
Rayonier, Inc.	2,730	92,984
Saul Centers, Inc.	1,310	62,448
Scentre Group (Australia)*[1]	32,396	102,359
Simon Property Group, Inc.	3,890	654,259
Sovran Self Storage, Inc.	6,630	508,654
Spirit Realty Capital, Inc.	11,560	133,749
UDR, Inc.	14,710	427,767
Washington Prime Group, Inc.*	8,665	163,682
Westfield Corp. (Australia)[1]	26,000	180,730
Weyerhaeuser Co.	285,380	8,938,102

		24,111,540

Real Estate Management & Development - 0.8%
Forest City Enterprises, Inc. - Class A*	9,690	185,757
Forestar Group, Inc.*	3,600	67,320
General Shopping Brasil S.A. (Brazil)*	51,120	196,030
Realogy Holdings Corp.*	227,944	8,379,221

		8,828,328

Total Financials		59,429,613

Health Care - 12.3%
Biotechnology - 0.3%
BioMarin Pharmaceutical, Inc.*	19,780	1,222,800
Green Cross Corp. (South Korea)[1]	4,349	514,449
Seattle Genetics, Inc.*	34,100	1,200,320

		2,937,569

Health Care Equipment & Supplies - 3.9%
Alere, Inc.*	399,540	15,981,600
Becton, Dickinson and Co.	96,615	11,230,528
BioMerieux (France)[1]	1,020	106,138
Carl Zeiss Meditec AG (Germany)[1]	10,360	307,149
HeartWare International, Inc.*	17,470	1,471,149
Intuitive Surgical, Inc.*	16,340	7,476,367
Neogen Corp.*	10,515	459,085

	SHARES	VALUE

COMMON STOCKS (continued)
Health Care (continued)
Health Care Equipment & Supplies (continued)
Shandong Weigao Group Medical Polymer Co. Ltd. - Class H (China)[1]	1,041,800	$1,068,619
Straumann Holding AG (Switzerland)[1]	1,250	294,955
Thoratec Corp.*	50,990	1,657,175
Volcano Corp.*	366,190	6,045,797

		46,098,562

Health Care Providers & Services - 3.3%
Catamaran Corp.*	229,970	10,461,335
DaVita HealthCare Partners, Inc.*	154,980	10,916,791
Express Scripts Holding Co.*	121,290	8,447,849
Fresenius Medical Care AG & Co. KGaA (Germany)[1]	79,530	5,512,837
Fresenius Medical Care AG & Co. KGaA - ADR (Germany)	9,300	321,873
KPJ Healthcare Berhad (Malaysia)[1]	120,600	133,059
Life Healthcare Group Holdings Ltd. (South Africa)[1]	153,950	631,743
Odontoprev S.A. (Brazil)	64,770	264,932
Quest Diagnostics, Inc.	13,230	808,353
Sonic Healthcare Ltd. (Australia)[1]	3,090	51,684
Tenet Healthcare Corp.*	15,530	819,518
Universal Health Services, Inc. - Class B	8,700	927,420

		39,297,394

Health Care Technology - 2.1%
Cerner Corp.*	462,030	25,504,056

Life Sciences Tools & Services - 0.9%
Gerresheimer AG (Germany)[1]	2,810	193,973
QIAGEN N.V.*[1]	8,450	206,350
QIAGEN N.V. - ADR*	442,670	10,814,428

		11,214,751

Pharmaceuticals - 1.8%
AstraZeneca plc (United Kingdom)[1]	2,175	158,811
AstraZeneca plc - ADR (United Kingdom)	12,710	925,161
Bayer AG (Germany)[1]	11,706	1,544,093
GlaxoSmithKline plc (United Kingdom)[1]	10,705	257,978
Johnson & Johnson	79,330	7,940,140
Novo Nordisk A/S - Class B (Denmark)[1]	4,620	212,669
Otsuka Holdings Co. Ltd. (Japan)[1]	4,800	152,845
Sanofi (France)[1]	2,577	270,561
Sanofi - ADR (France)	152,560	7,974,311
Shire plc (Ireland)[1]	16,590	1,365,500

4

Investment Portfolio - July 31, 2014

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Health Care (continued)
Pharmaceuticals (continued)
Teva Pharmaceutical Industries Ltd. - ADR (Israel)	6,650	$355,775

		21,157,844

Total Health Care		146,210,176

Industrials - 6.5%
Air Freight & Logistics - 0.7%
C.H. Robinson Worldwide, Inc.	133,330	8,994,442

Airlines - 0.4%
Gol Linhas Aereas Inteligentes S.A. - ADR (Brazil)	370,410	2,244,685
Latam Airlines Group S.A. - ADR (Chile)*	129,849	1,521,830
Republic Airways Holdings, Inc.*	82,000	815,080
Ryanair Holdings plc - ADR (Ireland)*	5,870	311,051

		4,892,646

Commercial Services & Supplies - 0.1%
Aggreko plc (United Kingdom)[1]	15,112	437,625
MiX Telematics Ltd. - ADR (South Africa)*	9,380	94,175
Tomra Systems ASA (Norway)[1]	47,870	397,879

		929,679

Electrical Equipment - 0.1%
Alstom S.A. (France)[1]	14,500	521,495
Nexans S.A. (France)[1]	3,536	161,048
Polypore International, Inc.*	3,570	153,867
Schneider Electric S.E. (France)[1]	5,260	445,818

		1,282,228

Industrial Conglomerates - 1.0%
General Electric Co.	409,700	10,303,955
Siemens AG (Germany)[1]	10,500	1,296,707

		11,600,662

Machinery - 1.9%
AGCO Corp.	4,010	195,327
Andritz AG (Austria)[1]	5,600	303,109
Chart Industries, Inc.*	10,000	760,500
Deere & Co.	2,000	170,220
FANUC Corp. (Japan)[1]	4,800	829,585
Joy Global, Inc.	179,430	10,633,022
Kennametal, Inc.	2,050	86,674
Komatsu Ltd. (Japan)[1]	9,200	204,031
KUKA AG (Germany)[1]	2,580	143,074
Pentair plc (United Kingdom)	4,280	274,220
SKF AB - Class B (Sweden)[1]	10,900	256,937
Terex Corp.	25,180	868,962

	SHARES	VALUE

COMMON STOCKS (continued)
Industrials (continued)
Machinery (continued)
Westport Innovations, Inc. - ADR (Canada)*	198,797	$3,427,260
Xylem, Inc.	141,590	4,996,711

		23,149,632

Marine - 0.0%##
Pacific Basin Shipping Ltd. (Hong Kong)[1]	36,000	21,685
Sinotrans Shipping Ltd. (China)[1]	649,400	178,628

		200,313

Professional Services - 0.8%
Equifax, Inc.	114,960	8,747,306
Experian plc (United Kingdom)[1]	22,420	383,624
SGS S.A. (Switzerland)[1]	180	392,120

		9,523,050

Road & Rail - 0.3%
Heartland Express, Inc.	34,070	764,871
Hertz Global Holdings, Inc.*	53,460	1,508,641
Kansas City Southern	1,850	201,761
Swift Transportation Co.*	38,480	786,916

		3,262,189

Trading Companies & Distributors - 1.1%
Brenntag AG (Germany)[1]	3,240	520,179
Fastenal Co.	276,282	12,253,107

		12,773,286

Transportation Infrastructure - 0.1%
Wesco Aircraft Holdings, Inc.*	63,030	1,194,419

Total Industrials		77,802,546

Information Technology - 16.3%
Communications Equipment - 2.9%
Alcatel-Lucent - ADR (France)	111,650	382,959
ARRIS Group, Inc.*	40,200	1,373,634
F5 Networks, Inc.*	76,540	8,617,639
Juniper Networks, Inc.*	474,330	11,165,728
Polycom, Inc.*	97,060	1,244,309
Qualcomm, Inc.	152,310	11,225,247

		34,009,516

Electronic Equipment, Instruments & Components - 0.6%
Cognex Corp.*	3,050	124,989
FLIR Systems, Inc.	159,425	5,305,664
Hitachi Ltd. (Japan)[1]	164,000	1,271,132
Keyence Corp. (Japan)[1]	1,146	499,249

		7,201,034

5

Investment Portfolio - July 31, 2014

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Information Technology (continued)
Internet Software & Services - 3.8%
eBay, Inc.*	360,720	$19,046,016
Facebook, Inc. - Class A*	129,680	9,421,252
Google, Inc. - Class A*	10,730	6,218,571
Google, Inc. - Class C*	10,530	6,018,948
Mail.ru Group Ltd. - GDR (Russia)*[1]	1,890	56,383
MercadoLibre, Inc. (Argentina)	8,730	807,525
NetEase, Inc. - ADR (China)	4,620	388,265
Q2 Holdings, Inc.*	45,840	603,713
Qihoo 360 Technology Co. Ltd. - ADR (China)*	15,095	1,375,909
Tencent Holdings Ltd. (China)[1]	27,800	451,465
Yandex N.V. - Class A - ADR (Russia)*	5,260	159,273
Zillow, Inc. - Class A*	8,190	1,175,511

		45,722,831

IT Services - 3.3%
Amdocs Ltd. - ADR	64,445	2,921,936
EVERTEC, Inc.	644,642	14,414,195
InterXion Holding N.V. - ADR (Netherlands)*	3,420	93,024
MasterCard, Inc. - Class A	83,800	6,213,770
VeriFone Systems, Inc.*	296,744	9,943,891
Visa, Inc. - Class A	29,700	6,266,997

		39,853,813

Semiconductors & Semiconductor Equipment - 0.1%
GCL-Poly Energy Holdings Ltd. (Hong Kong)[1]	388,000	125,260
REC Silicon ASA (Norway)*[1]	195,730	107,629
Samsung Electronics Co. Ltd. (South Korea)[1]	660	854,181

		1,087,070

Software - 2.0%
Aspen Technology, Inc.*	1,510	65,594
AVEVA Group plc (United Kingdom)[1]	7,831	264,234
Check Point Software Technologies Ltd. (Israel)*	460	31,220
Electronic Arts, Inc.*	228,340	7,672,224
FireEye, Inc.*	2,280	80,940
Fortinet, Inc.*	339,679	8,339,119
Imperva, Inc.*	1,160	25,717
Nuance Communications, Inc.*	281,590	5,119,306
Proofpoint, Inc.*	2,240	79,005
SAP AG (Germany)[1]	13,420	1,054,700
Temenos Group AG (Switzerland)[1]	6,450	230,570
Totvs S.A. (Brazil)	23,710	406,741

		23,369,370

	SHARES	VALUE

COMMON STOCKS (continued)
Information Technology (continued)
Technology Hardware, Storage & Peripherals - 3.6%
Apple, Inc.	158,536	$15,151,285
Canon, Inc. (Japan)[1]	4,500	147,219
EMC Corp.	941,140	27,575,402
Stratasys Ltd.*	1,140	114,616

		42,988,522

Total Information Technology		194,232,156

Materials - 6.6%
Chemicals - 4.9%
Akzo Nobel N.V. (Netherlands)[1]	1,440	103,714
BASF SE (Germany)[1]	4,330	448,128
Linde AG (Germany)[1]	5,330	1,087,097
Monsanto Co.	218,920	24,757,663
The Mosaic Co.	284,750	13,129,823
Potash Corp. of Saskatchewan, Inc. (Canada)	251,990	8,943,125
Rayonier Advanced Materials, Inc.*	910	29,539
Sociedad Quimica y Minera de Chile S.A. - ADR (Chile)	52,500	1,455,825
Syngenta AG (Switzerland)[1]	592	209,719
Tronox Ltd. - Class A	250,290	6,642,697
Umicore S.A. (Belgium)[1]	8,650	418,042
Wacker Chemie AG (Germany)[1]	1,140	131,958
Yingde Gases Group Co. Ltd. (China)[1]	169,000	184,454

		57,541,784

Construction Materials - 0.0%##
CRH plc (Ireland)[1]	8,670	201,775
Holcim Ltd. (Switzerland)[1]	2,480	198,441

		400,216

Metals & Mining - 1.7%
Alcoa, Inc.	1,044,490	17,119,191
Alumina Ltd. (Australia)*[1]	231,560	340,438
Iluka Resources Ltd. (Australia)[1]	12,740	103,216
Impala Platinum Holdings Ltd. (South Africa)[1]	17,990	178,272
Norsk Hydro ASA (Norway)[1]	65,820	390,219
Stillwater Mining Co.*	76,850	1,375,615
Teck Resources Ltd. - Class B (Canada)	21,330	511,067
ThyssenKrupp AG (Germany)[1]	5,530	155,774

		20,173,792

Total Materials.		78,115,792

Telecommunication Services - 0.2%
Diversified Telecommunication Services - 0.1%
Telefonica S.A. - ADR (Spain)	39,010	633,522

6

Investment Portfolio - July 31, 2014

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	SHARES/ PRINCIPAL AMOUNT[3]	VALUE

COMMON STOCKS (continued)
Telecommunication Services (continued)
Diversified Telecommunication Services (continued)
Telenor ASA - ADR (Norway)[2]	9,830	$681,219

		1,314,741

Wireless Telecommunication Services - 0.1%
America Movil S.A.B. de C.V. - Class L - ADR (Mexico)	29,240	689,187
China Mobile Ltd. (China)[1]	40,000	437,066
MTN Group Ltd. (South Africa)[1]	7,410	153,382

		1,279,635

Total Telecommunication Services		2,594,376

TOTAL COMMON STOCKS (Identified Cost $910,503,965)		1,038,262,355

CORPORATE BONDS - 6.6%
Non-Convertible Corporate Bonds - 6.6%
Consumer Discretionary - 0.6%
Auto Components - 0.2%
Icahn Enterprises LP - Icahn Enterprises Finance Corp., 3.50%, 3/15/2017	1,610,000	1,601,950
Icahn Enterprises LP - Icahn Enterprises Finance Corp., 6.00%, 8/1/2020	250,000	260,625
Icahn Enterprises LP - Icahn Enterprises Finance Corp., 5.875%, 2/1/2022	190,000	193,681

		2,056,256

Automobiles - 0.0%##
Ford Motor Credit Co. LLC, 8.125%, 1/15/2020	300,000	379,337

Diversified Consumer Services - 0.1%
Block Financial LLC, 5.50%, 11/1/2022	1,500,000	1,632,143

Household Durables - 0.0%##
Weekley Homes LLC - Weekley Finance Corp., 6.00%, 2/1/2023	425,000	421,813

Media - 0.1%
CCO Holdings LLC - CCO Holdings Capital Corp., 5.25%, 9/30/2022	205,000	200,900
Cogeco Cable, Inc. (Canada)[4], 4.875%, 5/1/2020	185,000	185,925
Columbus International, Inc. (Barbados)[4], 7.375%, 3/30/2021	200,000	211,000

		597,825

Multiline Retail - 0.1%
Macy’s Retail Holdings, Inc., 2.875%, 2/15/2023	850,000	815,612

	PRINCIPAL AMOUNT[3]	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Consumer Discretionary (continued)
Specialty Retail - 0.1%
The TJX Companies, Inc., 2.75%, 6/15/2021	1,355,000	$1,345,816

Total Consumer Discretionary		7,248,802

Consumer Staples - 0.1%
Food & Staples Retailing - 0.1%
C&S Group Enterprises, LLC[4], 5.375%, 7/15/2022	305,000	300,425
KeHE Distributors LLC - KeHE Finance Corp.[4], 7.625%, 8/15/2021	235,000	253,213

		553,638

Food Products - 0.0%##
Pinnacle Operating Corp.[4], 9.00%, 11/15/2020.	425,000	456,875

Household Products - 0.0%##
Harbinger Group, Inc., 7.75%, 1/15/2022	170,000	172,975

Tobacco - 0.0%##
Vector Group Ltd.[4], 7.75%, 2/15/2021	265,000	280,900

Total Consumer Staples		1,464,388

Energy - 0.5%
Energy Equipment & Services - 0.1%
Calfrac Holdings LP (Canada)[4], 7.50%, 12/1/2020	275,000	290,125
Parker Drilling Co.[4], 6.75%, 7/15/2022	255,000	260,100
Shelf Drilling Holdings Ltd. (United Arab Emirates)[4], 8.625%, 11/1/2018	425,000	450,500

		1,000,725

Oil, Gas & Consumable Fuels - 0.4%
Baytex Energy Corp. (Canada)[4], 5.125%, 6/1/2021	295,000	292,787
Chesapeake Energy Corp.[5], 3.484%, 4/15/2019	280,000	280,700
Denbury Resources, Inc., 5.50%, 5/1/2022	290,000	284,925
Energy XXI Gulf Coast, Inc., 7.50%, 12/15/2021	425,000	444,125
FTS International, Inc.[4], 6.25%, 5/1/2022	195,000	198,413
Ithaca Energy, Inc. (United Kingdom)[4], 8.125%, 7/1/2019	200,000	199,500
Petrobras Global Finance B.V. (Brazil)[5], 1.852%, 5/20/2016	1,300,000	1,303,367
Petroleos Mexicanos (Mexico), 8.00%, 5/3/2019	1,400,000	1,705,900
Sabine Pass Liquefaction LLC, 5.625%, 2/1/2021	290,000	300,150

		5,009,867

Total Energy		6,010,592

7

Investment Portfolio - July 31, 2014

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	PRINCIPAL AMOUNT[3]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials - 3.9%
Banks - 1.1%
Banco Bilbao Vizcaya Argentaria S.A. (Spain)[5], 9.00%, 5/29/2049	1,200,000	$1,323,000
Banco Santander S.A. (Spain)[5], 6.375%, 5/29/2049	1,200,000	1,194,000
Bank of America Corp., 5.75%, 8/15/2016	530,000	574,507
Barclays plc (United Kingdom)[5], 6.625%, 6/29/2049	1,000,000	987,500
BBVA Bancomer S.A. (Mexico)[4], 6.75%, 9/30/2022	1,100,000	1,248,500
BBVA US Senior S.A.U. (Spain), 4.664%, 10/9/2015	745,000	777,606
Citigroup, Inc., 8.50%, 5/22/2019	1,199,000	1,516,872
Intesa Sanpaolo S.p.A. (Italy), 3.875%, 1/15/2019	790,000	819,666
Intesa Sanpaolo S.p.A. (Italy)[4], 5.017%, 6/26/2024	1,000,000	989,279
JPMorgan Chase & Co., 4.95%, 3/25/2020	385,000	428,386
Lloyds Bank plc (United Kingdom)[4], 6.50%, 9/14/2020	1,385,000	1,608,956
Popular, Inc., 7.00%, 7/1/2019	415,000	417,283
Royal Bank of Scotland Group plc (United Kingdom)[5], 1.174%, 3/31/2017	1,750,000	1,761,884

		13,647,439

Capital Markets - 0.7%
The Goldman Sachs Group, Inc., 6.15%, 4/1/2018	870,000	989,496
The Goldman Sachs Group, Inc., 5.375%, 3/15/2020	1,310,000	1,473,019
The Goldman Sachs Group, Inc.[5], 1.83%, 11/29/2023	780,000	806,466
Morgan Stanley, 2.125%, 4/25/2018	790,000	792,341
Morgan Stanley, 5.50%, 1/26/2020	1,450,000	1,640,630
Morgan Stanley, 5.75%, 1/25/2021	695,000	802,423
UBS AG (Switzerland)[5], 7.25%, 2/22/2022	600,000	654,000
UBS AG (Switzerland), 7.625%, 8/17/2022	350,000	416,132
UBS AG (Switzerland)[5], 4.75%, 5/22/2023	730,000	744,892

		8,319,399

Consumer Finance - 0.4%
Ally Financial, Inc., 6.75%, 12/1/2014	425,000	429,781
Capital One Bank USA National Association, 2.15%, 11/21/2018	790,000	789,133
CNG Holdings, Inc.[4], 9.375%, 5/15/2020	425,000	335,750
Discover Bank, 4.20%, 8/8/2023	800,000	834,393
Navient LLC, 6.00%, 1/25/2017	1,390,000	1,483,825

	PRINCIPAL AMOUNT[3]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Consumer Finance (continued)
Navient LLC, 6.125%, 3/25/2024	360,000	$351,000

		4,223,882

Diversified Financial Services - 0.7%
General Electric Capital Corp., 5.50%, 1/8/2020	375,000	431,703
ING Bank N.V. (Netherlands)[4], 5.80%, 9/25/2023	1,000,000	1,115,832
ING Bank N.V. (Netherlands)[5], 4.125%, 11/21/2023	723,000	737,460
Jefferies Finance LLC - JFIN Co-Issuer Corp.[4], 7.375%, 4/1/2020	425,000	445,187
Jefferies Finance LLC - JFIN Co-Issuer Corp.[4], 6.875%, 4/15/2022	200,000	199,750
Jefferies Group LLC, 5.125%, 4/13/2018	1,575,000	1,716,485
Jefferies Group LLC, 8.50%, 7/15/2019	3,000,000	3,748,050

		8,394,467

Insurance - 0.7%
Aegon N.V. (Netherlands)[5], 2.722%, 7/29/2049	500,000	455,450
American International Group, Inc., 4.875%, 6/1/2022	1,465,000	1,621,695
Assured Guaranty US Holdings, Inc., 5.00%, 7/1/2024	1,950,000	1,967,905
AXA S.A. (France)[5], 2.663%, 8/29/2049	350,000	317,187
Genworth Holdings, Inc., 7.625%, 9/24/2021	1,640,000	2,031,540
Genworth Holdings, Inc.[5], 6.15%, 11/15/2066	900,000	819,000
The Hartford Financial Services Group, Inc., 5.125%, 4/15/2022	725,000	818,114

		8,030,891

Real Estate Investment Trusts (REITS) - 0.2%
American Tower Corp., 3.40%, 2/15/2019	1,070,000	1,109,045
Corrections Corp. of America, 4.125%, 4/1/2020	285,000	280,725
DuPont Fabros Technology LP, 5.875%, 9/15/2021	425,000	433,500
Rialto Holdings LLC - Rialto Corp.[4], 7.00%, 12/1/2018	275,000	283,250

		2,106,520

Real Estate Management & Development - 0.0%##
Forestar USA Real Estate Group, Inc.[4], 8.50%, 6/1/2022	185,000	192,400

8

Investment Portfolio - July 31, 2014

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	PRINCIPAL AMOUNT[3]	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Financials (continued)
Thrifts & Mortgage Finance - 0.1%
Ladder Capital Finance Holdings LLLP - Ladder Capital Finance Corp., 7.375%, 10/1/2017	425,000	$453,687
Ladder Capital Finance Holdings LLLP - Ladder Capital Finance Corp.[4], 5.875%, 8/1/2021	180,000	180,450
Prospect Holding Co. LLC - Prospect Holding Finance Co.[4], 10.25%, 10/1/2018	195,000	192,172
Provident Funding Associates LP - PFG Finance Corp.[4], 6.75%, 6/15/2021	425,000	421,813

		1,248,122

Total Financials		46,163,120

Health Care - 0.1%
Health Care Equipment & Supplies - 0.0%##
Crimson Merger Sub, Inc.[4], 6.625%, 5/15/2022	185,000	176,675

Health Care Providers & Services - 0.1%
Fresenius US Finance II, Inc. (Germany)[4], 9.00%, 7/15/2015	1,275,000	1,348,312

Pharmaceuticals - 0.0%##
Mallinckrodt International Finance S.A. - Mallinckrodt CB LLC[4], 5.75%, 8/1/2022	185,000	185,925

Total Health Care		1,710,912

Industrials - 0.7%
Airlines - 0.1%
Allegiant Travel Co., 5.50%, 7/15/2019	295,000	298,319
Delta Air Lines Pass-Through Trust, Series 2010-1, Class B4, 6.375%, 1/2/2016	200,000	212,000
United Continental Holdings, Inc., 6.375%, 6/1/2018	425,000	454,750

		965,069

Commercial Services & Supplies - 0.0%##
Modular Space Corp.[4], 10.25%, 1/31/2019	285,000	293,550

Machinery - 0.2%
CNH Industrial Capital LLC, 3.875%, 11/1/2015	1,040,000	1,053,000
CNH Industrial Capital LLC, 6.25%, 11/1/2016	425,000	454,750
SPL Logistics Escrow LLC - SPL Logistics Finance Corp.[4], 8.875%, 8/1/2020	425,000	470,687
Waterjet Holdings, Inc.[4], 7.625%, 2/1/2020	165,000	173,663

		2,152,100

	PRINCIPAL AMOUNT[3]	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Trading Companies & Distributors - 0.4%
Air Lease Corp., 3.375%, 1/15/2019	1,280,000	$1,307,200
Aircastle Ltd., 4.625%, 12/15/2018	425,000	432,437
Aviation Capital Group Corp.[4], 3.875%, 9/27/2016	1,465,000	1,514,637
Fly Leasing Ltd. (Ireland), 6.75%, 12/15/2020	210,000	222,075
International Lease Finance Corp., 5.75%, 5/15/2016	560,000	585,900
International Lease Finance Corp., 8.75%, 3/15/2017	865,000	981,775

		5,044,024

Total Industrials		8,454,743

Information Technology - 0.1%
IT Services - 0.1%
Xerox Corp., 2.80%, 5/15/2020	1,000,000	987,781

Materials - 0.2%
Containers & Packaging - 0.0%##
Ardagh Packaging Finance plc - Ardagh Holdings USA, Inc. (Ireland)[4,5], 3.232%, 12/15/2019	295,000	289,100

Metals & Mining - 0.1%
ArcelorMittal (Luxembourg), 10.35%, 6/1/2019	200,000	249,000
Cliffs Natural Resources, Inc., 5.90%, 3/15/2020	745,000	765,075
SunCoke Energy Partners LP - SunCoke Energy Partners Finance Corp.[4], 7.375%, 2/1/2020	275,000	290,125

		1,304,200

Paper & Forest Products - 0.1%
International Paper Co., 7.50%, 8/15/2021	635,000	802,606

Total Materials		2,395,906

Telecommunication Services - 0.3%
Diversified Telecommunication Services - 0.1%
Telefonica Emisiones S.A.U. (Spain), 5.877%, 7/15/2019	1,050,000	1,204,383

Wireless Telecommunication Services - 0.2%
Altice Financing S.A. (Luxembourg)[4], 6.50%, 1/15/2022	425,000	436,687
America Movil S.A.B. de C.V. (Mexico), 5.00%, 3/30/2020	1,075,000	1,178,523
CPI International, Inc., 8.75%, 2/15/2018	205,000	214,225
UPCB Finance VI Ltd. (Netherlands)[4], 6.875%, 1/15/2022	250,000	267,500

		2,096,935

Total Telecommunication Services		3,301,318

9

Investment Portfolio - July 31, 2014

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	PRINCIPAL AMOUNT[3]	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
AES Corp.[5], 3.229%, 6/1/2019	315,000	$313,425
ContourGlobal Power Holdings S.A. (France)[4], 7.125%, 6/1/2019	290,000	287,100
NRG Energy, Inc.[4], 6.25%, 7/15/2022	260,000	267,800
RJS Power Holdings LLC[4], 5.125%, 7/15/2019	200,000	197,000

		1,065,325

Total Utilities		1,065,325

TOTAL CORPORATE BONDS (Identified Cost $77,511,316)		78,802,887

COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.2%
Commercial Mortgage Pass-Through Certificates, Series 2006-C7, Class A4[5], 5.945%, 6/10/2046	698,098	744,648
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-CB16, Class A4, 5.552%, 5/12/2045	720,051	769,650
Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class A4, 5.308%, 11/15/2048	1,087,282	1,169,294

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Identified Cost $2,737,818)		2,683,592

	PRINCIPAL AMOUNT3/ SHARES	VALUE

U.S. GOVERNMENT AGENCIES - 2.9%
Mortgage-Backed Securities - 1.3%
Fannie Mae, Pool #AH1300, 3.50%, 1/1/2026	1,643,795	$1,734,238
Freddie Mac, Pool #J14734, 3.50%, 3/1/2026	3,012,731	3,170,660
Freddie Mac, Pool #J26118, 3.00%, 10/1/2028	3,009,261	3,098,713
Freddie Mac, Pool #G01931, 5.50%, 10/1/2035	2,983,255	3,345,569
Freddie Mac, Pool #G05888, 5.50%, 10/1/2039	3,072,497	3,417,365

Total Mortgage-Backed Securities (Identified Cost $14,608,324)		14,766,545

Other Agencies - 1.6%
Fannie Mae, 0.875%, 8/28/2017 (Identified Cost $18,881,470)	19,000,000	18,871,142

TOTAL U.S. GOVERNMENT AGENCIES (Identified Cost $33,489,794)		33,637,687

SHORT-TERM INVESTMENT - 7.2%
Dreyfus Cash Management, Inc. - Institutional Shares[6], 0.03%, (Identified Cost $85,520,589)	85,520,589	85,520,589

TOTAL INVESTMENTS - 104.1% (Identified Cost $1,109,763,482)		1,238,907,110
LIABILITIES, LESS OTHER ASSETS - (4.1%)		(48,499,961)

NET ASSETS - 100%		$1,190,407,149

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

*Non-income producing security.

##Less than 0.1%.

[1]	A factor from a third party vendor was applied to determine the security’s fair value following the close of local trading.
[2]	Latest quoted sales price is not available and the latest quoted bid price was used to value the security.
[3]	Amount is stated in USD unless otherwise noted.
[4]

Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under Rule 144A and have been determined to be liquid. These securities amount to $17,003,863 or 1.4%, of the Series’ net assets as of July 31, 2014.

[5]	The coupon rate is floating and is the effective rate as of July 31, 2014.
[6]	Rate shown is the current yield as of July 31, 2014.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

10

Investment Portfolio - July 31, 2014

(unaudited)

Federal Tax Information:

On July 31, 2014, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$1,110,835,412
Unrealized appreciation	154,797,371
Unrealized depreciation	(26,725,673)

Net unrealized appreciation	$128,071,698

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to their fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of July 31, 2014 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Consumer Discretionary	$197,871,387	$188,382,214	$9,489,173	$—
Consumer Staples	138,055,079	73,915,090	64,139,989	—
Energy	143,951,230	142,534,345	1,416,885	—
Financials	59,429,613	52,352,400	7,077,213	—
Health Care	146,210,176	133,226,763	12,983,413	—
Industrials	77,802,546	71,309,002	6,493,544	—
Information Technology	194,232,156	189,170,134	5,062,022	—
Materials	78,115,792	73,964,545	4,151,247	—
Telecommunication Services	2,594,376	1,322,709	1,271,667	—
Debt securities:
U.S. Treasury and other U.S. Government agencies	33,637,687	—	33,637,687	—
Corporate debt:
Consumer Discretionary	7,248,802	—	7,248,802	—
Consumer Staples	1,464,388	—	1,464,388	—
Energy	6,010,592	—	6,010,592	—
Financials	46,163,120	—	46,163,120	—
Health Care	1,710,912	—	1,710,912	—
Industrials	8,454,743	—	8,454,743	—
Information Technology	987,781	—	987,781	—
Materials	2,395,906	—	2,395,906	—
Telecommunication Services	3,301,318	—	3,301,318	—
Utilities	1,065,325	—	1,065,325	—
Commercial mortgage-backed securities	2,683,592	—	2,683,592	—
Mutual fund	85,520,589	85,520,589	—	—

Total assets	$1,238,907,110	$1,011,697,791	$227,209,319	$—

11

Investment Portfolio - July 31, 2014

(unaudited)

Please see the Investment Portfolio for foreign securities where a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading. Such securities are included in Level 2 in the table above.

There were no Level 3 securities held by the Series as of October 31, 2013 or July 31, 2014.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the nine months ended July 31, 2014.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

12

Investment Portfolio - July 31, 2014

(unaudited)

TARGET INCOME SERIES	SHARES	VALUE

AFFILIATED INVESTMENT COMPANY - 100.03%
Manning & Napier Pro-Blend® Conservative Term Series - Class I	7,007,957	$78,419,042

TOTAL AFFILIATED INVESTMENT COMPANY - 100.03% (Identified Cost $74,732,001)		78,419,042
LIABILITIES, LESS OTHER ASSETS - (0.03%)		(25,487)

NET ASSETS - 100%		$78,393,555

Federal Tax Information:

On July 31, 2014, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$74,734,140
Unrealized appreciation	3,684,902
Unrealized depreciation	—

Net unrealized appreciation	$3,684,902

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of July 31, 2014 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Mutual fund	$78,419,042	$78,419,042	$—	$—

Total assets	$78,419,042	$78,419,042	$—	$—

There were no Level 2 or Level 3 securities held by the Series as of October 31, 2013 or July 31, 2014.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the nine months ended July 31, 2014.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

1

Investment Portfolio - July 31, 2014

(unaudited)

TARGET 2010 SERIES	SHARES	VALUE

AFFILIATED INVESTMENT COMPANIES - 100.04%
Manning & Napier Pro-Blend® Conservative Term Series - Class I	3,555,145	$39,782,075
Manning & Napier Pro-Blend® Moderate Term Series - Class I	862,392	9,926,132

TOTAL AFFILIATED INVESTMENT COMPANIES - 100.04% (Identified Cost $47,501,330)		49,708,207
LIABILITIES, LESS OTHER ASSETS - (0.04%)		(20,733)

NET ASSETS - 100%		$49,687,474

Federal Tax Information:

On July 31, 2014, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$47,515,356
Unrealized appreciation	2,192,851
Unrealized depreciation	—

Net unrealized appreciation	$2,192,851

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of July 31, 2014 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Mutual funds	$49,708,207	$49,708,207	$—	$—

Total assets	$49,708,207	$49,708,207	$—	$—

There were no Level 2 or Level 3 securities held by the Series as of October 31, 2013 or July 31, 2014.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the nine months ended July 31, 2014.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

1

Investment Portfolio - July 31, 2014

(unaudited)

TARGET 2015 SERIES	SHARES	VALUE

AFFILIATED INVESTMENT COMPANIES - 99.62%
Manning & Napier Pro-Blend® Extended Term Series - Class I	39,027	$446,467
Manning & Napier Pro-Blend® Moderate Term Series - Class I	731,169	8,415,755

TOTAL AFFILIATED INVESTMENT COMPANIES - 99.62% (Identified Cost $8,606,726)		8,862,222
OTHER ASSETS, LESS LIABILITIES - 0.38%		33,391

NET ASSETS - 100%		$8,895,613

Federal Tax Information:

On July 31, 2014, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$8,609,873
Unrealized appreciation	252,349
Unrealized depreciation	—

Net unrealized appreciation	$252,349

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of July 31, 2014 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Mutual funds	$8,862,222	$8,862,222	$—	$—

Total assets	$8,862,222	$8,862,222	$—	$—

There were no Level 2 or Level 3 securities held by the Series as of October 31, 2013 or July 31, 2014.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the nine months ended July 31, 2014.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

1

Investment Portfolio - July 31, 2014

(unaudited)

TARGET 2020 SERIES	SHARES	VALUE

AFFILIATED INVESTMENT COMPANIES - 100.03%
Manning & Napier Pro-Blend® Extended Term Series - Class I	6,437,271	$73,642,380
Manning & Napier Pro-Blend® Moderate Term Series - Class I	9,503,600	109,386,439

TOTAL AFFILIATED INVESTMENT COMPANIES - 100.03% (Identified Cost $170,373,870)		183,028,819
LIABILITIES, LESS OTHER ASSETS - (0.03%)		(53,230)

NET ASSETS - 100%		$182,975,589

Federal Tax Information:

On July 31, 2014, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$170,760,398
Unrealized appreciation	12,268,421
Unrealized depreciation	—

Net unrealized appreciation	$12,268,421

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of July 31, 2014 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Mutual funds	$183,028,819	$183,028,819	$—	$—

Total assets	$183,028,819	$183,028,819	$—	$—

There were no Level 2 or Level 3 securities held by the Series as of October 31, 2013 or July 31, 2014.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the nine months ended July 31, 2014.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

1

Investment Portfolio - July 31, 2014

(unaudited)

TARGET 2025 SERIES	SHARES	VALUE

AFFILIATED INVESTMENT COMPANIES - 99.85%
Manning & Napier Pro-Blend® Extended Term Series - Class I	1,760,996	$20,145,794
Manning & Napier Pro-Blend® Maximum Term Series - Class I	83,662	1,061,670

TOTAL AFFILIATED INVESTMENT COMPANIES - 99.85% (Identified Cost $20,499,174)		21,207,464
OTHER ASSETS, LESS LIABILITIES - 0.15%		32,176

NET ASSETS - 100%		$21,239,640

Federal Tax Information:

On July 31, 2014, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$20,515,131
Unrealized appreciation	692,333
Unrealized depreciation	—

Net unrealized appreciation	$692,333

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of July 31, 2014 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Mutual funds	$21,207,464	$21,207,464	$—	$—

Total assets	$21,207,464	$21,207,464	$—	$—

There were no Level 2 or Level 3 securities held by the Series as of October 31, 2013 or July 31, 2014.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the nine months ended July 31, 2014.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

1

Investment Portfolio - July 31, 2014

(unaudited)

TARGET 2030 SERIES	SHARES	VALUE

AFFILIATED INVESTMENT COMPANIES - 99.96%
Manning & Napier Pro-Blend® Extended Term Series - Class I	12,263,964	$140,299,747
Manning & Napier Pro-Blend® Maximum Term Series - Class I	4,758,580	60,386,384

TOTAL AFFILIATED INVESTMENT COMPANIES - 99.96% (Identified Cost $181,190,160)		200,686,131
OTHER ASSETS, LESS LIABILITIES - 0.04%		90,114

NET ASSETS - 100%		$200,776,245

Federal Tax Information:

On July 31, 2014, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$181,806,823
Unrealized appreciation	18,879,308
Unrealized depreciation	—

Net unrealized appreciation	$18,879,308

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of July 31, 2014 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Mutual funds	$200,686,131	$200,686,131	$—	$—

Total assets	$200,686,131	$200,686,131	$—	$—

There were no Level 2 or Level 3 securities held by the Series as of October 31, 2013 or July 31, 2014.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the nine months ended July 31, 2014.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

1

Investment Portfolio - July 31, 2014

(unaudited)

TARGET 2035 SERIES	SHARES	VALUE

AFFILIATED INVESTMENT COMPANIES - 99.81%
Manning & Napier Pro-Blend® Extended Term Series - Class I	610,757	$6,987,056
Manning & Napier Pro-Blend® Maximum Term Series - Class I	676,769	8,588,193

TOTAL AFFILIATED INVESTMENT COMPANIES - 99.81% (Identified Cost $15,003,547)		15,575,249
OTHER ASSETS, LESS LIABILITIES - 0.19%		29,622

NET ASSETS - 100%		$15,604,871

Federal Tax Information:

On July 31, 2014, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$15,011,063
Unrealized appreciation	564,186
Unrealized depreciation	—

Net unrealized appreciation	$564,186

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of July 31, 2014 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Mutual funds	$15,575,249	$15,575,249	$—	$—

Total assets	$15,575,249	$15,575,249	$—	$—

There were no Level 2 or Level 3 securities held by the Series as of October 31, 2013 or July 31, 2014.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the nine months ended July 31, 2014.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

1

Investment Portfolio - July 31, 2014

(unaudited)

TARGET 2040 SERIES	SHARES	VALUE

AFFILIATED INVESTMENT COMPANIES - 100.03%
Manning & Napier Pro-Blend® Extended Term Series - Class I	2,266,847	$25,932,733
Manning & Napier Pro-Blend® Maximum Term Series - Class I	8,208,657	104,167,852

TOTAL AFFILIATED INVESTMENT COMPANIES - 100.03% (Identified Cost $116,952,233)		130,100,585
LIABILITIES, LESS OTHER ASSETS - (0.03%)		(39,269)

NET ASSETS - 100%		$130,061,316

Federal Tax Information:

On July 31, 2014, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$116,952,233
Unrealized appreciation	13,148,352
Unrealized depreciation	—

Net unrealized appreciation	$13,148,352

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of July 31, 2014 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Mutual funds	$130,100,585	$130,100,585	$—	$—

Total assets	$130,100,585	$130,100,585	$—	$—

There were no Level 2 or Level 3 securities held by the Series as of October 31, 2013 or July 31, 2014.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the nine months ended July 31, 2014.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

1

Investment Portfolio - July 31, 2014

(unaudited)

TARGET 2045 SERIES	SHARES	VALUE

AFFILIATED INVESTMENT COMPANY - 99.53%
Manning & Napier Pro-Blend® Maximum Term Series - Class I	567,703	$7,204,150

TOTAL AFFILIATED INVESTMENT COMPANY - 99.53% (Identified Cost $6,999,511)		7,204,150
OTHER ASSETS, LESS LIABILITIES - 0.47%		33,714

NET ASSETS - 100%		$7,237,864

Federal Tax Information:

On July 31, 2014, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$7,020,618
Unrealized appreciation	183,532
Unrealized depreciation	—

Net unrealized appreciation	$183,532

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of July 31, 2014 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Mutual fund	$7,204,150	$7,204,150	$—	$—

Total assets	$7,204,150	$7,204,150	$—	$—

There were no Level 2 or Level 3 securities held by the Series as of October 31, 2013 or July 31, 2014.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the nine months ended July 31, 2014.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

1

Investment Portfolio - July 31, 2014

(unaudited)

TARGET 2050 SERIES	SHARES	VALUE

AFFILIATED INVESTMENT COMPANY - 100.02%
Manning & Napier Pro-Blend® Maximum Term Series - Class I	4,924,593	$62,493,082

TOTAL AFFILIATED INVESTMENT COMPANY - 100.02% (Identified Cost $54,891,671)		62,493,082
LIABILITIES, LESS OTHER ASSETS - (0.02%)		(12,983)

NET ASSETS - 100%		$62,480,099

Federal Tax Information:

On July 31, 2014, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$54,891,976
Unrealized appreciation	7,601,106
Unrealized depreciation	—

Net unrealized appreciation	$7,601,106

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of July 31, 2014 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Mutual fund	$62,493,082	$62,493,082	$—	$—

Total assets	$62,493,082	$62,493,082	$—	$—

There were no Level 2 or Level 3 securities held by the Series as of October 31, 2013 or July 31, 2014.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the nine months ended July 31, 2014.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

1

Investment Portfolio - July 31, 2014

(unaudited)

TARGET 2055 SERIES	SHARES	VALUE

AFFILIATED INVESTMENT COMPANY - 98.85%
Manning & Napier Pro-Blend® Maximum Term Series - Class I	256,497	$3,254,951

TOTAL AFFILIATED INVESTMENT COMPANY - 98.85% (Identified Cost $3,174,593)		3,254,951
OTHER ASSETS, LESS LIABILITIES - 1.15%		37,763

NET ASSETS - 100%		$3,292,714

Federal Tax Information:

On July 31, 2014, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$3,207,463
Unrealized appreciation	47,488
Unrealized depreciation	—

Net unrealized appreciation	$47,488

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of July 31, 2014 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Mutual fund	$3,254,951	$3,254,951	$—	$—

Total assets	$3,254,951	$3,254,951	$—	$—

There were no Level 2 or Level 3 securities held by the Series as of October 31, 2013 or July 31, 2014.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the nine months ended July 31, 2014.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

1

ITEM 2:  CONTROLS AND PROCEDURES

(a)	Based on their evaluation of the Funds’ disclosure controls and procedures, as of a date within 90 days of the filing date, the Funds’ Principal Executive Officer and Principal Financial Officer have concluded that the Funds’ disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to the Funds’ officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)	During the Funds’ last fiscal quarter, there have been no changes in the Funds’ internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, the Funds’ internal control over financial reporting.

ITEM 3:  EXHIBITS

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Manning & Napier Fund, Inc.

/s/ B. Reuben Auspitz
B. Reuben Auspitz

President & Principal Executive Officer of Manning & Napier Fund, Inc.

Date: September 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ B. Reuben Auspitz
B. Reuben Auspitz

President & Principal Executive Officer of Manning & Napier Fund, Inc.

Date: September 24, 2014

/s/ Christine Glavin
Christine Glavin

Chief Financial Officer & Principal Financial Officer of Manning & Napier Fund, Inc.

Date: September 24, 2014